united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22153

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA        92121

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/17

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund
July 31, 2017

	Shares			Value
COMMON STOCK - 0.1%
ELECTRIC - 0.1%
Paragon Offshore LTD.	317			$4,676
Paragon Offshore LTD. Class A	317			325
Paragon Offshore LTD. Class B	159			2,842
Speedstar Holding Corp.	23,349			—
Vistra Energy Corp.	10,588			173,961
TOTAL COMMON STOCK (Cost - $209,538)				181,804

EXCHANGE TRADED FUND - 0.9%
DEBT FUND - 0.9%
PowerShares Senior Loan Portfolio	56,935			1,324,877
TOTAL EXCHANGE TRADED FUND (Cost - $1,319,832)

	Principal	Interest	Maturity
Security	Amount	Rate	Date
BANK LOANS - 91.6%
CONSUMER DISCRETIONARY - 24.2%
Advantage Sales & Marketing, Inc.	$247,000	7.7992%	7/24/2022	234,959
Advantage Solutions	119,692	4.5492	7/24/2021	117,358
Advantage Solutions	285,000	4.5606	7/24/2021	279,443
Affinity Gaming LLC	18,407	4.8106	6/30/2023	18,585
American Axle & Manufacturing Holdings, Inc.	282,150	3.5667	4/6/2024	282,415
Aristocrat International Pty L	600,187	3.5625	10/20/2021	603,275
Accuride	368,250	8.2992	11/16/2023	374,234
Bass Pro Group LLC	655,000	6.0492	6/8/2018	658,481
Bass Pro Group LLC	655,000	6.2992	12/16/2023	639,784
Cablevision	1,042,662	3.5561	7/16/2025	1,042,792
Caesars Entertainment	235,000	5.2986	6/28/2024	236,028
Caesars Entertainment	129,617	0.0000	8/13/2352	165,316
Caesars Entertainment Operating	512,840	0.0000	2/28/2017	605,634
Caesars Entertainment Operating	305,000	3.8021	4/4/2024	306,859
Caesars Entertainment Resort	813,224	4.8106	10/12/2020	821,357
Caesars Growth Properties Holding	648,089	4.3106	5/8/2021	653,841
CBS Radio, Inc.	294,516	4.8139	10/16/2023	295,989
Charter Communications Operating LLC	136,275	3.3106	1/16/2022	137,196
Charter Communications Operating LLC	898,645	3.5606	1/16/2024	905,762
Charter Communications Operating LLC	322,611	3.3106	6/30/2020	324,769
Cirque Du Soleil	432,920	5.0433	7/8/2022	435,176
CityCenter Holdings LLC	565,000	3.8167	4/18/2024	567,983
Cooper Standard Auto	188,548	3.5492	11/2/2023	189,284
Dexko Global	520,000	5.3036	7/24/2024	527,150
Eldorado Resorts, Inc.	1,193,150	3.5530	4/16/2024	1,192,899
FCA US LLC	910,000	8.0606	1/30/2019	738,870
Federal-Mogul Holdings Corp.	774,024	5.0553	4/16/2021	782,248
Floor & Decor Outlets of America	115,250	4.8106	9/30/2023	115,971
Formula One	700,000	4.5492	1/31/2024	704,564
Gates Global LLC	634,362	4.5492	3/31/2024	640,211
Gateway Casinos & Entertainment	165,000	5.0492	2/22/2023	166,444
Greektown Holdings LLC	170,000	4.3106	4/24/2024	170,549
Hilton Worldwide Finance LLC	1,529,749	3.3167	10/24/2023	1,538,721
Intelsat Jackson Holdings S.A.	370,000	4.0302	6/30/2019	369,536
KAR Auction Services, Inc.	58,252	3.7992	3/8/2023	58,725
KAR Auction Services, Inc.	202,997	3.5492	3/12/2021	204,551
Laureate Education, Inc.	1,044,907	5.8106	4/26/2024	1,059,275
Leslie’s Poolmart, Inc.	317,701	5.0606	8/16/2023	320,282
Libbey Glass, Inc.	240,150	4.3041	4/8/2021	219,438
Lions Gate Entertainment Corp.	184,475	4.3041	4/8/2021	186,666
Masergy Communications	868,817	3.8139	9/16/2023	873,704
McGraw-Hill Global Education	666,330	5.3106	5/4/2022	659,143
Mediacom Illinois LLC	154,059	3.5606	2/16/2024	155,214
Mediacom Broadband, LLC	295,885	3.8106	1/28/2021	298,105

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONSUMER DISCRETIONARY (Continued) - 24.2%
MGM Growth Properties	$372,288	3.561%	4/24/2023	$374,244
Michaels Stores, Inc.	526,128	4.0587	1/30/2023	527,280
Mission Broadcasting, Inc.	19,860	3.8072	1/16/2024	20,055
Mohegan Tribal Gaming Authority	248,750	5.3106	10/12/2023	252,144
Neiman Marcus Group LTD, Inc.	266,556	4.5541	10/24/2020	197,993
Nexstar Broadcasting, Inc.	162,454	3.8072	1/16/2024	164,044
Numericable US LLC	159,200	4.5606	1/14/2025	160,166
Party City Holdings, Inc.	530,074	4.3098	8/20/2022	533,239
Penn National Gaming, Inc.	124,688	3.7992	1/20/2024	125,444
PetSmart, Inc.	535,080	4.3139	3/12/2022	507,031
Playa Resorts Holdings	425,000	4.3111	4/28/2024	427,695
Scientific Games International	529,939	5.3132	9/30/2021	532,133
Serta Simmons International	304,470	4.7756	11/8/2023	305,461
ServiceMaster Co. LLC	872,607	3.8106	11/8/2023	878,170
SFR	650,000	4.0606	8/1/2025	650,270
Sinclair Television	367,528	3.5606	1/4/2024	368,906
Sky Bet	95,000	4.8139	7/26/2024	95,742
Speedstar Holding Corp.	5,149	9.9051	4/12/2022	4,471
SRAM Corporation	529,001	4.8365	3/16/2024	535,613
St George’s University	219,409	5.5606	7/6/2022	221,192
Station Casinos LLC	877,909	3.8072	6/8/2023	880,604
Suddenlink	334,811	3.5639	7/28/2025	334,601
TI Group Automotive Systems LLC	302,614	4.0606	6/30/2022	303,938
Tribune Co.	23,631	4.3106	12/28/2020	23,768
Tribune Co.	294,532	4.3106	1/26/2024	296,005
UFC Holdings LLC	603,453	5.5639	8/18/2023	607,934
Univision Communications, Inc.	2,469,639	4.0606	3/16/2024	2,463,811
US Farathane LLC	267,258	5.2992	12/24/2021	270,599
Vivid Seats	240,000	5.2992	6/30/2024	242,551
Ziggo BV	890,000	3.8061	4/16/2025	892,327
				34,076,217
CONSUMER STAPLES - 5.7%
Albertsons LLC	425,573	4.0606	8/24/2021	425,149
Albertsons LLC	251,107	4.2951	12/20/2022	251,208
Amplify Snack Brands, Inc.	158,127	6.8007	9/2/2023	158,945
ARAMARK Corp.	408,975	3.3106	3/28/2024	412,809
Chobani LLC	278,625	5.5606	10/10/2023	281,106
Coty, Inc.	199,995	3.8007	10/28/2022	201,339
Coty, Inc.	205,952	4.3007	9/28/2023	207,819
Diversey	410,000	4.3167	7/24/2024	411,452
Dole Food Co, Inc.	540,000	4.3002	4/6/2024	545,106
Hostess Brands LLC	375,569	3.8106	8/4/2022	379,358
JBS USA Lux	1,032,413	3.8036	10/30/2022	1,025,800
Milk Specialties Co.	340,428	5.2992	8/16/2023	344,257
PDC Brands	450,000	6.0492	6/30/2024	452,437
Post	225,000	3.5639	5/24/2024	226,319
Prestige Brands, Inc.	186,685	4.0606	1/26/2024	188,008
Revlon	214,460	4.8106	9/8/2023	194,502
Reynolds Group Holdings, Inc.	837,251	4.3106	2/4/2023	841,914
Rite Aid Corp.	430,000	5.1856	6/20/2021	432,956
TKC Holdings, Inc.	608,475	5.5606	1/31/2023	613,419
US Foods, Inc.	464,310	4.0606	6/28/2023	468,408
				8,062,311
ENERGY - 2.7%
Blackhawk Mining LLC	259,676	10.7100	2/16/2022	238,687
Chesapeake Energy Corp.	300,000	8.6887	8/24/2021	323,325
Chief Exploration & Development	172,000	7.7802	5/16/2021	167,987
Contura Energy, Inc.	359,825	6.3106	3/18/2024	349,930
Drillships Financing Holding	104,276	8.0000	3/31/2021	98,193
Drillships Ocean Ventures, Inc.	109,200	7.5000	7/25/2021	96,778
Fieldwood Energy LLC	134,102	8.4242	9/30/2020	78,618

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ENERGY - 2.7% (Continued)
Fieldwood Energy LLC	$81,748	8.4242%	9/30/2020	$65,943
Fieldwood Energy LLC	180,554	8.2992	9/1/2020	172,580
Gavilan Resources LLC	290,000	7.3030	2/29/2024	282,387
Jonah Energy LLC	243,000	7.8106	5/12/2021	240,570
MEG Energy Corp.	592,708	4.8111	1/1/2024	591,413
Paragon Offshore Finance Co	10,781	7.3069	7/18/2022	9,316
Peabody Energy Corp.	289,275	5.8106	4/1/2022	292,602
Seadrill Operating LP	809,118	4.2992	2/20/2021	556,774
Ultra Resources, Inc.	190,000	4.3039	4/12/2024	191,465
				3,756,568
FINANCIALS - 4.3%
Alixpartners LLP	857,850	4.2992	4/4/2024	865,755
Asurion LLC	300,821	4.5606	8/4/2022	302,378
Asurion LLC	230,000	8.8106	3/4/2021	230,754
Asurion LLC	355,000	7.3036	7/14/2025	365,096
Asurion LLC	339,679	4.3106	11/4/2023	342,833
Focus Financial	435,000	4.5507	7/4/2024	440,031
Fortress Investment Groip	390,000	2.6786	6/12/2022	395,425
ILFC	30,000	3.5492	10/6/2023	301,292
iStar Financial, Inc.	20,605	5.0589	6/30/2020	20,888
Lightstone Generation	7,884	5.8106	1/30/2024	7,842
Lightstone Generation	126,529	5.8106	1/30/2024	125,852
New Asurion	215,000	10.3106	9/1/2021	221,181
TransUnion LLC	880,973	3.8106	4/8/2023	884,528
Vertafore	650,187	4.5492	6/30/2023	654,657
Walter Investments	953,918	5.0606	12/18/2020	879,035
				6,037,547
HEALTHCARE - 11.2%
21st Century Oncology, Inc.	146,612	7.4242	4/30/2022	139,373
Acadia Healthcare Co, Inc.	302,791	4.0507	2/16/2023	306,671
Akorn, Inc.	258,135	5.5606	4/16/2021	262,330
Alere, Inc.	531,723	4.5606	6/20/2022	533,260
American Renal Holdings Co, Inc.	43,338	4.5606	6/22/2024	43,194
Amneal Pharmaceuticals LLC	464,735	4.7992	10/31/2019	469,557
Ardent Legacy Acquisitions, Inc.	190,613	6.7992	8/4/2021	192,042
Change Healthcare Holdings	992,513	4.0606	2/29/2024	999,460
CHG Healthcare Services, Inc.	144,503	4.5606	6/8/2023	146,399
CHS/Community Health Systems	312,395	4.0570	1/1/2020	312,829
CHS/Community Health Systems	949,261	4.3070	1/28/2021	949,014
Concordia Healthcare Corp.	146,625	5.5448	10/20/2021	109,336
DaVita, Inc.	739,065	4.0606	6/24/2021	747,494
DJO Finance LLC	565,757	4.5556	6/8/2020	564,580
Endo Luxembourg Finance I Co	505,000	5.5606	4/28/2024	513,648
Envision Healthcare Corp.	761,728	4.2992	11/30/2023	767,799
Eresearch Technology	100,000	6.1737	5/3/2023	100,645
Greatbatch Ltd	89,499	4.8061	10/28/2022	90,036
Grifols Worldwide Operations	159,600	3.5606	2/1/2025	160,639
Herbalife	181,531	6.8106	2/16/2023	183,914
IASIS Healthcare LLC	299,672	5.2992	2/16/2021	301,920
Immucor	40,000	6.3144	6/16/2021	40,617
IMS Health, Inc.	321,418	3.2873	3/8/2024	324,363
INC Research	285,000	3.5606	7/31/2024	287,374
Inventive Health, Inc.	334,320	4.9600	11/8/2023	335,216
Kindred Healthcare, Inc.	169,814	4.8035	4/8/2021	170,168
MultiPlan, Inc.	120,927	4.2992	6/8/2023	121,954

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
HEALTHCARE (Continued) - 11.2%
National Mentor Holdings, Inc.	$263,394	4.2992%	2/1/2021	$266,412
National Surgical Hospitals Inc.	115,640	4.8106	5/31/2022	115,641
NVA Holdings, Inc.	206,174	8.1496	8/14/2022	208,751
NVA Holdings, Inc.	126,333	4.7992	8/14/2021	127,556
Ortho-Clinical Diag Holding	654,244	5.0492	6/30/2021	657,724
Pharmaceutical Product Development	548,653	4.0545	8/18/2022	553,010
Quorum Health Corp.	220,240	8.0606	4/28/2022	220,826
Sedgwick, Inc.	125,000	7.0606	2/28/2022	126,641
Select Medical Corp.	299,250	4.8043	3/6/2024	304,487
Sterigenics-Nordion Holdings LLC	242,592	4.3106	5/16/2022	243,047
Surgery Center Holding, Inc.	207,756	5.0530	11/4/2020	209,640
Surgery Center Holding, Inc.	765,000	4.5372	6/20/2024	773,606
Team Health, Inc.	572,759	4.0606	2/6/2024	571,685
US Anesthesia Partners	175,000	4.5639	6/24/2024	176,312
US Renal Care, Inc.	717,994	5.5492	12/30/2022	706,851
Valeant Pharmaceuticals International	1,360,357	6.0530	3/31/2022	1,387,482
				15,823,503
INDUSTRIALS - 12.9%
84 Lumber Co.	646,125	7.0667	10/24/2023	470,797
Accudyne Industries	116,192	4.3106	12/12/2019	116,316
ADS Waste Holdings, Inc.	982,392	4.0606	11/10/2023	991,376
American Airlines, Inc.	426,723	3.3111	6/28/2020	428,628
American Airlines, Inc.	499,550	3.8061	12/14/2023	502,735
American Airlines, Inc.	88,110	3.8106	4/28/2023	88,661
APEX Tool Group LLC	355,487	4.5606	2/1/2020	349,710
Brand Energy	510,000	5.5428	6/20/2024	514,957
Brickman Group Holdings, Inc.	670,782	4.3089	12/18/2020	674,894
Brickman Group Holdings, Inc.	116,553	7.8069	12/16/2021	117,245
Casella Waste Systems, Inc.	398,000	4.0561	10/16/2023	401,980
Filtration Group, Inc.	513,631	4.2992	11/24/2020	518,981
Fortress Merger Sub, Inc.	399,631	5.3030	10/20/2023	401,379
Garda World Security Corp.	231,245	7.2500	5/24/2024	234,715
Gardner Denver, Inc.	620,033	4.5492	7/30/2020	623,973
Greenrock Finance, Inc.	255,000	4.7986	6/28/2024	258,991
Harland Clarke Holdings Corp.	269,090	6.7992	2/8/2022	271,041
Harland Clarke Holdings Corp.	149,176	7.2992	1/1/2022	150,743
Hayward Acquistion Corp.	280,000	4.8069	7/18/2024	282,684
HD Supply, Inc.	345,945	4.0492	8/12/2021	347,891
HD Supply, Inc.	512,130	4.0492	10/16/2023	517,144
Husky Injection Molding	699,363	4.5606	6/30/2021	705,339
McJunkin Red Man Corp.	431,905	5.3106	11/8/2019	436,494
Navistar, Inc.	294,495	5.3052	8/8/2020	298,176
NN, Inc.	188,100	5.0606	4/2/2021	188,296
NN, Inc.	217,162	5.5606	10/20/2022	218,384
PAE Holding Corp.	210,180	6.8106	10/20/2022	212,480
Prime Security Service	471,199	4.0606	5/2/2022	474,439
Pro Mach Group, Inc.	620,229	5.0606	10/22/2021	624,105
Quikrete Co, Inc.	813,910	4.0606	11/16/2023	817,841
RBS Global, Inc.	367,280	4.0557	8/20/2023	369,640
Science Applications International	231,946	3.6846	5/4/2022	233,830
Sedgwick, Inc.	195,000	6.9600	2/28/2022	197,438
Sedgwick, Inc.	668,466	4.0606	2/28/2021	671,213
SiteOne Landscape Supply Holding	207,554	4.8139	4/28/2022	209,306
Spin Holdcorp	834,832	5.0639	11/14/2022	836,398
TransDigm, Inc.	80,510	4.2999	6/4/2021	80,978
TransDigm, Inc.	1,030,980	4.3106	6/8/2023	1,037,532
TransDigm, Inc.	391,433	4.3068	5/14/2022	393,683

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INDUSTRIALS - 12.9% (Continued)
United Airlines, Inc.	$493,763	3.5606%	3/31/2024	$497,713
Waste Industries USA, Inc.	538,377	4.0606	2/28/2020	542,078
WEX, Inc.	492,000	4.0606	6/30/2023	498,081
Zodiac Pool Solutions	323,377	5.2992	12/20/2023	327,925
				18,136,210
INFORMATION TECHNOLOGY - 10.0%
Alorica, Inc.	53,364	6.0606	6/30/2022	53,742
Applied Systems, Inc.	157,482	7.7992	1/24/2022	159,697
Avaya, Inc.	183,899	6.5639	5/28/2020	150,957
Avaya, Inc.	200,000	8.8098	1/24/2018	206,028
Blackboard, Inc.	969,424	6.3069	6/30/2021	964,940
BMC Software, Inc.	717,645	5.3106	9/10/2022	723,727
Cologix, Inc.	219,450	4.3139	3/20/2024	219,815
Cologix, Inc.	110,000	4.2872	12/16/2021	110,138
Cologix, Inc.	40,000	8.3139	3/20/2025	40,525
Cypress Semiconductor Corp.	285,000	5.0507	7/4/2021	287,093
Dell International LLC	1,164,457	3.8106	9/8/2023	1,172,649
Donnelley Financial Solutions	68,937	5.3030	9/28/2023	69,928
Everi Payments, Inc.	395,000	5.7992	5/8/2024	401,006
First Data Corp.	881,406	3.5639	7/8/2022	885,029
First Data Corp.	1,746,400	3.8139	4/26/2024	1,758,101
Go Daddy Operating Co. LLC	385,338	3.8106	2/16/2024	387,640
Infor US, Inc.	1,245,638	4.0492	1/31/2022	1,248,198
Kronos, Inc.	696,504	4.6820	10/31/2023	705,649
Kronos, Inc.	120,000	9.4223	10/31/2024	124,825
Leidos Holdings, Inc.	210,940	3.5606	8/16/2023	212,588
Masergy Communications, Inc.	119,400	5.0492	12/16/2023	120,594
Mitchell International, Inc.	156,000	8.6723	10/12/2021	157,950
Mitchell International, Inc.	364,722	4.8106	10/12/2020	367,138
NAB Holdings LLC	585,000	4.7992	6/30/2024	588,656
ON Semiconductor Corp.	174,743	3.5606	4/1/2023	175,650
Presidio, Inc.	172,879	4.5508	2/2/2022	174,364
Rackspace Hosting, Inc.	522,080	4.2894	11/4/2023	523,098
Radiate HoldCo LLC	288,800	4.3106	1/31/2024	285,355
Sorenson Communications LLC	35,000	8.0000	4/30/2020	35,263
SS&C Technologies, Inc.	17,109	3.5606	7/8/2022	17,233
SS&C Technologies, Inc.	282,076	3.5606	7/8/2022	284,126
Tempo Acquisition LLC	560,000	4.3007	4/30/2024	565,250
Veritas US, Inc.	570,046	5.7992	1/28/2023	577,742
Western Digital Corp.	405,985	4.0606	4/28/2023	409,580
				14,164,274
MATERIALS- 8.8%
ABC Supply Co, Inc.	587,838	3.8106	11/1/2023	591,879
Alpha 3 BV	150,000	4.2992	2/1/2024	151,594
Anchor Glass Container Corp.	244,000	9.0541	12/8/2024	247,965
Anchor Glass Container Corp.	185,070	4.0625	12/8/2023	186,376
Berlin Packaging LLC	393,571	4.5492	9/30/2021	396,332
Berry Plastics Group, Inc.	417,785	3.5541	1/6/2021	419,493
Berry Plastics Group, Inc.	371,696	3.5541	2/8/2020	373,671
Berry Plastics Group, Inc.	129,675	3.8041	1/20/2024	130,371
Berry Plastics Group, Inc.	328,142	3.8080	9/30/2022	330,029
BWAY Corp.	490,000	4.5530	4/4/2024	493,165
CPG International, Inc.	539,373	5.0492	5/4/2024	546,622
CPI Acquisition, Inc.	1,008,336	5.8039	8/16/2022	887,336
Dubois Chemicals, Inc.	10,000	4.8812	3/15/2024	10,100
Dubois Chemicals, Inc.	144,688	5.0606	3/16/2024	146,135
Duke Finance LLC	124,688	6.2992	2/20/2024	126,558
Huntsman International LLC	590,388	4.3106	3/31/2023	594,542
Ineos US Finance LLC	1,206,103	4.0606	4/1/2022	1,214,395

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
MATERIALS- 8.8% (Continued)
Ineos US Finance LLC	$104,475	4.0606%	3/31/2024	$105,251
Kloeckner Pentaplast of AME	675,000	5.5492	6/30/2022	678,513
KMG Chemicals, Inc.	175,000	5.5606	6/16/2024	177,625
Kraton Polymers	207,981	5.3106	1/6/2022	210,078
MacDermid, Inc.	154,300	4.8106	6/8/2020	155,602
New Arclin US Holdings	275,000	5.3996	2/14/2024	278,696
Omnova Solutions, Inc.	574,658	5.5606	8/24/2023	583,996
PQ Corp.	92,072	5.5606	11/4/2022	92,739
Royal Holdings, Inc.	256,597	4.5492	6/20/2022	259,484
Solenis International LP	346,971	4.4600	8/1/2021	349,627
Summit Materials	385,140	4.0606	7/18/2022	388,831
Transcendia Holdings, Inc.	530,000	5.3106	5/30/2024	536,294
Tricorbraun, Inc.	316,591	5.0492	11/30/2023	320,232
Tricorbraun, Inc.	31,818	4.9518	11/30/2023	32,184
Univar, Inc.	842,981	4.0606	6/30/2022	848,777
Venator Materials LLC	515,000	4.2986	6/28/2024	518,703
				12,383,195
REAL ESTATE - 1.9%
Capital Automotive L.P.	140,000	4.3139	3/24/2024	141,628
Capital Automotive L.P.	390,000	7.3139	3/24/2025	398,046
Communications Sales & Leasing	585,365	4.3106	10/24/2022	587,317
DTZ US Borrower LLC	588,000	4.4937	11/4/2021	591,995
ESH Hospitality Inc	345,506	3.8106	8/30/2023	347,854
Peak 10 Holding Corp.	130,000	4.8139	7/24/2024	130,759
Realogy Group LLC	452,125	3.5606	7/20/2022	455,120
				2,652,719
TELECOMMUNICATION SERVICES - 6.3%
Aerial Merger Sub, Inc.	75,000	4.4725	9/2/2019	76,031
Aerial Merger Sub, Inc.	235,000	4.9725	2/29/2024	238,476
Atlice Financinf SA	418,950	4.0536	7/16/2025	420,573
Centurylink, Inc.	665,000	4.0302	2/1/2025	656,947
Dificel Intl Fiance Ltd.	215,000	4.9504	5/28/2024	217,956
Frontier Communications	405,000	5.0561	6/16/2024	390,234
Global Tel*Link Corp.	352,719	5.0492	5/24/2020	355,329
Level 3 Financing, Inc.	1,825,000	3.5644	2/22/2024	1,834,983
Sable International Finance LTD.	700,000	4.8106	2/1/2025	701,799
SBA Senior Finance II LLC	441,375	3.5606	3/24/2021	444,548
SBA Senior Finance II LLC	157,780	3.5606	6/10/2022	158,634
Securus Technologies Holdings	139,926	4.8106	4/30/2020	140,101
Securus Technologies Holdings	83,938	5.5606	4/30/2020	84,043
Securus Technologies Holdings	550,000	5.7872	6/20/2024	556,738
Securus Technologies Holdings	160,000	9.5372	6/20/2025	161,240
Sprint Communications	458,850	3.8106	2/2/2024	461,030
Telenet Financing USD LLC	125,000	4.2032	6/30/2025	125,816
UPC Financing Partnership	1,235,000	4.2032	4/16/2025	1,242,978
Virgin Media Investment Holdings	660,000	4.2032	2/1/2025	664,211
				8,931,667
UTILITIES - 3.6%
APLP Holdings LP	373,627	5.5606	4/12/2023	379,698
Calpine Construction Finance	662,596	3.5606	5/4/2020	663,424
Calpine Corp.	262,350	4.0492	6/1/2023	263,716
Dayton Power & Light Co	93,530	4.5606	8/24/2022	94,933
Dynergy, Inc.	669,323	4.5606	2/8/2024	673,419
Energy Future Intermediate	1,000,000	4.2948	6/24/2018	1,008,625
Helix Gen Funding LLC	33,535	4.9725	6/4/2024	33,914
NRG Energy, Inc.	957,658	3.5492	6/30/2023	961,848
Talen Energy Supply LLC	333,995	5.3106	4/16/2024	324,393
Talen Energy Supply LLC	199,001	5.3106	7/16/2023	193,280
Tex Operations Co. LLC	231,490	4.0582	8/4/2023	232,604
Tex Operations Co. LLC	53,571	4.0507	8/4/2023	53,829
Texas Comp Elec Hold LLC	635,000	11.5000	10/1/2020	444
Vistra Operations Co.	119,400	4.5497	12/14/2023	120,492
				5,004,619

TOTAL BANK LOANS (Cost - $128,445,536)				129,028,830

BONDS & NOTES - 5.5%
AIRLINES - 0.0%
American Airlines Group, Inc. - 144A	45,000	4.6250	3/1/2020	46,603

BUILDING MATERIALS - 0.1%
Standard Industries, Inc. - 144A	95,000	5.5000%	2/15/2023	100,463

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CHEMICALS - 0.3%
Hexion US Finance Corp.	$105,000	6.6250	4/15/2020	$99,094
Ineos Group Holdings SA - 144A ^	200,000	5.6250	8/1/2024	207,500
NOVA Chemicals Corp. - 144A	75,000	4.8750	6/1/2024	75,562
NOVA Chemicals Corp. - 144A ^	55,000	5.0000	5/1/2025	55,413
				437,569
COAL - 0.2%
Alliance Resource Operating Partners LP - 144A	257,000	7.5000	5/1/2025	272,420
Peabody Energy Corp. - 144A	15,000	6.0000	3/31/2022	15,356
				287,776
COMPUTERS - 0.4%
Dell International LLC - 144A ^	570,000	5.4500	6/15/2023	629,030

DIVERSIFIED FINANANCIAL SERVICES - 0.3%
Intl Lease Finance Corp.	120,000	3.8750	4/15/2018	121,606
Springleaf Finance Corp.	170,000	5.2500	12/15/2019	177,438
Springleaf Finance Corp.	55,000	6.1250	5/15/2022	57,888
				356,932
ELECTRIC - 0.0%
Talen Energy Supply LLC - 144A	18,000	5.1250	7/15/2019	17,820

ENTERTAINMENT - 0.1%
Scientific Games International, Inc. - 144A	145,000	7.0000	1/1/2022	154,788

FOOD - 0.1%
Dole Food Co., Inc. - 144A	175,000	7.2500	6/15/2025	186,375

HEALTHCARE-SERVICES - 0.8%
CHS/Community Health Systems, Inc.	190,000	6.2500	3/31/2023	195,463
Eagle Holding Co II LLC - 144A	90,000	7.6250	5/15/2022	93,825
Surgery Center Holdings, Inc. - 144A	130,000	8.8750	4/15/2021	141,375
Tenet Healthcare Corp. - 144A	405,000	4.6250	7/15/2024	403,987
Tenet Healthcare Corp.	75,000	6.0000	10/1/2020	80,531
Tenet Healthcare Corp. - 144A	270,000	5.1250	5/1/2025	272,362
				1,187,543
HOME BUILDERS - 0.1%
TRI Pointe Holdings, Inc.	70,000	4.3750	6/15/2019	72,100
TRI Pointe Group, Inc.	130,000	4.8750	7/1/2021	136,825
				208,925
MEDIA - 0.8%
Cequel Communications Holding LLC - 144A	34,000	6.3750	9/15/2020	34,680
Charter Communications Operating LLC	225,000	4.4640	7/23/2022	241,037
iHeartCommunications, Inc.	95,000	9.0000	12/15/2019	77,069
SFR Group SA - 144A	410,000	6.0000	5/15/2022	429,467
Sirius XM Radio, Inc. - 144A	105,000	3.8750	8/1/2022	107,625
Univision Communications, Inc. - 144A	200,000	5.1250	5/15/2023	204,500
				1,094,378

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS - 0.8%
Alta Mesa Holdings LP - 144A	$135,000	7.8750%	12/15/2024	$142,425
Carrizo Oil & Gas, Inc. ^	140,000	6.2500	4/15/2023	139,825
Chesapeake Energy Corp.	170,000	6.6250	8/15/2020	172,975
Denbury Resources, Inc.	140,000	5.5000	5/1/2022	76,650
EP Energy LLC / Everest Acquisition Finance, Inc. - 144A	160,000	8.0000	11/29/2024	162,400
FTS International, Inc.	50,000	6.2500	5/1/2022	43,625
FTS International, Inc. - 144A	120,000	8.7456	6/15/2020	121,800
MEG Energy Corp. - 144A ^	115,000	6.5000	1/15/2025	111,694
Noble Holding International Ltd.	35,000	7.7500	1/15/2024	28,030
RSP Permian, Inc. - 144A ^	90,000	5.2500	1/15/2025	91,800
				1,091,224
PACKAGING & CONTAINERS - 0.6%
Ardagh Packaging Finance PLC - 144A	235,000	6.0000	2/15/2025	250,862
BWAY Holding Co. - 144A	265,000	5.5000	4/15/2024	278,581
Reynolds Group - 144A	230,000	4.8036	7/15/2021	235,463
Reynolds Group	50,000	5.7500	10/15/2020	51,187
				816,093
PHARMACEUTICALS - 0.1%
inVentiv Group Holdings, Inc. - 144A	130,000	7.5000	10/1/2024	143,000
Valeant Pharmaceuticals International, Inc. - 144A ^	70,000	5.3750	3/15/2020	67,812
				210,812
PRIVATE EQUITY - 0.0%
Icahn Enterprises LP	60,000	6.2500	2/1/2022	62,606

REITS - 0.2%
IStar Financial, Inc.	30,000	4.8750	7/1/2018	30,225
IStar Financial, Inc.	120,000	5.0000	7/1/2019	121,650
IStar Financial, Inc.	60,000	6.0000	4/1/2022	62,250
				214,125
RETAIL - 0.2%
Cumberland Farms, Inc. - 144A	125,000	6.7500	5/1/2025	133,750
PetSmart, Inc. - 144A ^	140,000	7.1250	3/15/2023	127,050
PetSmart, Inc. - 144A	20,000	5.8750	6/1/2025	19,300
				280,100
SOFTWARE - 0.2%
First Data Corp. - 144A	190,000	5.3750	8/15/2023	198,787
First Data Corp. - 144A	90,000	5.0000	1/15/2024	93,937
First Data Corp. - 144A	25,000	5.7500	1/15/2024	26,500
				319,224
TELECOMMUNICATIONS - 0.2%
Frontier Communications Corp.	105,000	6.2500	9/15/2021	92,629
Intelsat Jackson Holdings SA - 144A	7,000	8.0000	2/15/2024	7,621
T-Mobile USA, Inc.	205,000	6.0000	4/15/2024	220,888
				321,138

TOTAL BONDS & NOTES (Cost - $7,929,728)				8,023,524

ASSET BACKED SECURITIES - 0.4%
Morgan Stanley Capital I Trust 2007	125,069	5.8090	12/12/2049	124,956
Home Equity Loan Trust 2007	101,105	6.1100	6/25/2037	101,666
VOLT XXXIII LLC - 144A	350,313	3.5000	3/25/2055	352,371
TOTAL ASSET BACKED SECURITIES (Cost - $577,120)				578,993

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Floating Rate Bond Fund (Continued)
July 31, 2017

Security	Shares			Value
PREFERRED STOCK - 0.1%
Ferrellgas Finance Corp. ^	200,000			$189,500
TOTAL PREFERRED STOCK (Cost - $194,123)

RIGHTS - 0.0%
TRA Rights	10,588			11,827
TOTAL RIGHTS (Cost - $17,470)

		Interest
		Rate
SHORT-TERM INVESTMENT - 5.6%
MONEY MARKET FUND - 5.6%
Fidelity Institutional Money Market Funds - Government Portfolio	7,878,197	0.87	% +	7,878,197
TOTAL SHORT-TERM INVESTMENT - (Cost - $7,878,197)

COLLATERAL FOR SECURITIES LOANED - 1.2%
Mount Vernon Prime Portfolio (Cost - $1,661,308)	1,661,308	1.32	% +	1,661,308

TOTAL INVESTMENTS - 105.4% (Cost - $148,232,852)				148,878,860
OTHER LIABILITIES LESS ASSETS - (5.4)%				(7,796,141)
NET ASSETS - 100.0%				$141,082,719

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $1,624,657 at July 31, 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $148234,040 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	1,672,603
Unrealized Depreciation	(1,027,783)
Net Unrealized Appreciation	644,820

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
CORPORATE BONDS & NOTES - 58.8%
AEROSPACE / DEFENSE - 0.2%
TransDigm, Inc.	$75,000	6.000		7/15/2022	$78,563
TransDigm, Inc.	35,000	6.500		5/15/2025	36,925
					115,488
AIRLINES ABS - 0.5%
America West Airlines 2001-1 Pass Through Trust	68,224	7.100		4/2/2021	74,535
UAL 2007- 1 Pass- Through Trust	217,577	6.636		7/2/2022	236,344
					310,879
AUTO MANUFACTURERS - 1.3%
Daimler Finance LLC - 144A	165,000	2.200		10/30/2021	163,265
Ford Motor Credit Co. LLC.	270,000	5.750		2/1/2021	297,733
General Motors Financial Co., Inc.	105,000	3.500		7/10/2019	107,579
General Motors Financial Co., Inc.	60,000	4.200		3/1/2021	63,091
Hyundia Capital America	135,000	2.450		6/15/2021	133,908
					765,576
AUTO PARTS & EQUIPMENT - 0.5%
Cooper Standard Auto - 144A	110,000	5.625		11/15/2026	111,238
Delphi Automotive PLC	105,000	3.150		11/19/2020	107,671
Delphi Corporation	30,000	4.150		3/15/2024	31,761
TI Group Automotive Systems LLC	60,000	8.750		7/15/2023	63,750
					314,419
AUTOMOBILE ABS - 5.0%
American Credit Acceptance	135,000	2.860		6/12/2023	134,981
Americredit Auto. Receivables	220,000	2.860		12/9/2019	221,863
Avis Budget Rental Car Funding	115,000	2.970		2/20/2020	116,348
California Republic Auto Receivables	264,439	1.790		3/16/2020	264,791
Centre Point Funding LLC	125,405	2.610		8/20/2020	123,754
Drive Auto Receivables	203,819	3.060		5/17/2021	205,220
Drive Auto Receivables	165,000	3.380		11/15/2021	166,439
Drive Auto Receivables Trust 2016-B	255,000	2.560		6/15/2020	255,723
Drive Auto Receivables Trust 2017-A	160,000	2.980		1/18/2022	161,820
DT Auto Owner Trust 2016-4	195,000	2.740		10/17/2022	195,626
Exeter Automobile Receivables Trust 2017-2	160,000	2.820		5/16/2022	160,381
First Investors Auto Owner Trust 2017-2	135,000	2.650		11/15/2022	134,995
Flagship Credit Auto Trust 2016-1	81,433	2.770		12/15/2020	82,023
GLS Auto Receivables Trust	160,000	2.980		12/15/2021	160,148
Santander Drive Auto Receivables Trust 2014-4	160,000	3.100		11/16/2020	162,384
Santander Drive Auto Receivables Trust 2016-1	120,000	3.090		4/15/2022	121,695
Westlake Automobile Receivables Trust 2016-3	240,000	2.070		12/15/2021	239,638
					2,907,827
BANKS - 10.9%
Banco de Credito del Peru - 144A	120,000	6.125	+	4/24/2027	133,560
Banco de Credito e Inversiones - 144A	325,000	4.000		2/11/2023	339,090
Banco Internacional del Peru SAA -144A	125,000	6.625	+	3/19/2029	138,750
Banco Santander Chile - 144A	150,000	3.875		9/20/2022	157,073
Bank of America Corp.	55,000	2.000		1/11/2018	55,113
Bank of America Corp.	175,000	5.625		7/1/2020	191,897
Bank of America Corp.	286,000	4.200		8/26/2024	299,419
Bank of New York Mellon	135,000	2.800		5/4/2026	133,095
Bank of New York Mellon	110,000	4.950	+	12/29/2049	114,239
Barclays Bank PLC - 144A	270,000	6.050		12/4/2017	273,885
Capital One Financial Corp.	135,000	4.200		10/29/2025	137,834
Capital One Financial Corp.	135,000	3.750		7/28/2026	132,795
Citigroup, Inc.	160,000	6.250	+	8/15/2026	179,944
Citigroup, Inc.	105,000	3.200		10/21/2026	102,653
Citigroup, Inc. ^	130,000	4.050		7/30/2022	136,478
Goldman Sachs Group, Inc.	185,000	5.750		1/24/2022	208,586
JPMorgan Chase & Co.	270,000	3.300		4/1/2026	270,505
JPMorgan Chase & Co.	170,000	5.300	+	12/29/2049	178,500
KeyCorp	140,000	5.000	+	12/29/2049	144,375
M&T Bank Corp.	55,000	5.125	+	12/29/2049	57,888
Macquarie Group Limited	125,000	6.250		1/14/2021	139,521
Morgan Stanley	160,000	3.125		7/27/2026	156,888
Morgan Stanley	185,000	4.100		5/22/2023	194,301
Morgan Stanley	225,000	6.375		7/24/2042	299,525
Nordea Bank	200,000	2.125		5/29/2020	200,865
PNC Financial Services Group, Inc.	140,000	5.000	+	11/1/2026	145,250
PNC Financial Services Group, Inc.	255,000	4.850	+	Perpetual	262,013
Santander Holdings USA, Inc.	135,000	3.700		3/28/2022	137,234
Santander Holdings USA, Inc.	55,000	4.400		7/13/2027	56,143
Turkiye Vakiflar Bankasi	200,000	5.625	+	5/30/2022	202,795
UBS AG	650,000	7.625		8/17/2022	775,125
Wells Fargo & Co.	70,000	3.069		1/24/2023	71,304
Wells Fargo & Co.	160,000	3.550		9/29/2025	164,753
Zions Bancorporation	115,000	4.500		6/13/2023	123,246
					6,314,642

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate%	Date	Value

BEVERAGES - 0.4%
Anheuser-Busch InBev Finance, Inc.	$65,000	3.300	2/1/2023	$67,528
Anheuser-Busch InBev Finance, Inc. ^	135,000	3.650	2/1/2026	139,882
				207,409
BUILDING MATERIALS - 1.2%
Building Materials Corp. - 144A	105,000	6.000	10/15/2025	112,744
CRH America Finance Inc.	200,000	3.400	5/9/2027	202,047
Masco Corp.	50,000	3.500	4/1/2021	51,552
Masco Corp.	46,000	5.950	3/15/2022	52,271
Masco Corp.	25,000	4.450	4/1/2025	26,879
Owens Corning	135,000	3.400	8/15/2026	133,486
Vulcan Materials Co.	135,000	3.900	4/1/2027	139,502
				718,481
CHEMICALS - 0.8%
NewMarket Corp.	305,000	4.100	12/15/2022	317,440
Nova Chemicals Corp	85,000	5.000	5/1/2025	85,638
Nova Chemicals Corp	55,000	4.875	6/1/2024	55,413
				458,490
COMMERCIAL MBS - 3.5%
Aventura Mall Trust 2013-AVM	155,000	3.867	12/5/2032	163,565
Aventura Mall Trust 2013-AVM	100,000	3.867	12/5/2032	103,377
BAMLL Commercial Mortgage Securities Trust 2015-200P	105,000	3.218	4/14/2033	107,083
Citigroup Commercial Mortgage Trust 2008-C7	95,000	6.176	12/10/2049	96,425
Cold Storage Trust 2017-ICE3	160,000	2.226	4/15/2024	161,024
GAHR Commercial Mortgage Trust 2015-NRF	105,000	3.495	12/15/2019	106,970
GS Mortgage Securities Corp Trust 2012-ALOHA	132,000	3.551	4/10/2022	138,790
Hospitality Mortgage Trust	100,000	2.404	5/8/2030	100,604
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4	94,155	4.106	7/15/2046	95,628
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4	100,000	4.388	5/15/2021	106,817
LB-UBS Commercial Mortgage Trust 2007-C7	34,344	5.866	9/15/2045	34,479
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13	240,000	4.266	11/15/2046	256,541
Morgan Stanley	110,000	2.200	9/13/2021	109,157
Motel 6 Trust 2015-MTL	170,000	3.298	2/5/2030	170,172
One Market Plaza Trust	105,000	3.614	2/10/2024	109,728
Wells Fargo Commercial Mortgage Trust 2015-LC20	165,000	3.719	4/15/2050	167,298
				2,027,659

COMMERCIAL SERVICES - 0.7%
Prime Security Services Borrower LLC - 144A	55,000	9.250	5/15/2023	61,463
S&P Global, Inc.	140,000	4.000	6/15/2025	147,939
Tenn Merger Sub Inc.	70,000	6.375	2/1/2025	68,775
Verisk Analytics, Inc.	135,000	4.000	6/15/2025	140,231
				418,408
COMPUTERS - 0.7%
Apple, Inc.	125,000	3.250	2/23/2026	127,751
Diamond 1 Finance Corp. - 144A ^	25,000	6.020	6/15/2026	27,893
Diamond 1 Finance Corp. - 144A	55,000	8.100	7/15/2036	69,533
HP Enterprise Co.	80,000	3.600	10/15/2020	82,848
HP Enterprise Co.	80,000	4.900	10/15/2025	84,828
				392,852
DIVERSIFIED FINANCIAL SERVICES - 1.6%
AerCap Ireland Capital DAC	150,000	3.650	7/21/2027	149,301
Air Lease Corp.	140,000	2.625	9/4/2018	141,241
Ally Financial Inc.	135,000	5.750	11/20/2025	144,956
Brookfield Finance LLC	174,000	4.000	4/1/2024	180,509
Jefferies Group LLC	60,000	5.125	1/20/2023	65,314
Navient Corp.	85,000	6.750	6/25/2025	89,463
Navient Corp.	30,000	7.250	9/25/2023	32,972
OM Asset Management Plc	135,000	4.800	7/27/2026	138,699
				942,454

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
ELECTRIC - 0.9%
Dominion Resources, Inc.	$15,000	2.962		7/1/2019	$15,276
Duke Energy Corp.	140,000	2.650		9/1/2026	135,730
Exelon Corp	190,000	3.497		6/1/2022	196,946
Southern Power Co.	170,000	4.150		12/1/2025	179,605
					527,556
ELECTRONICS - 0.5%
Arrow Electronic Inc.	145,000	3.875		1/12/2028	146,502
Flextronics International Ltd.	135,000	4.750		6/15/2025	146,290
					292,792
ENERGY - ALTERNATE RESOURCES - 0.2%
TerraForm Power Operating LLC. - 144A	110,000	5.875		2/1/2023	114,950

ENTERTAINMENT - 0.2%
Eagle II Acquisition Co.	15,000	6.000		4/1/2025	16,125
Gateway Casinos & Entertainment Ltd. - 144A	45,000	8.250		3/1/2024	46,913
Scientific Games International, Inc.	65,000	6.625		5/15/2021	67,438
Scientific Games International, Inc. - 144A	10,000	7.000		1/1/2022	10,675
					141,150
FOOD - 0.2%
Safeway, Inc.	85,000	7.250		2/1/2031	78,625
Smithfield Foods, Inc. - 144A	36,000	4.250		2/1/2027	37,440
					116,065
GAS - 0.2%
NGL Energy Partners LP	105,000	5.125		7/15/2019	104,606

HEALTHCARE PRODUCTS - 1.1%
Abbott Laboratories	30,000	3.400		11/30/2023	30,931
Abbott Laboratories	165,000	3.750		11/30/2026	170,577
Becton Dickinson and Co.	28,000	3.363		6/6/2024	28,425
Becton Dickinson and Co.	165,000	3.700		6/6/2027	167,670
Cardinal Health SYS	115,000	3.410		6/15/2027	116,320
CHS/Community Health SYS	70,000	6.250		3/31/2023	72,013
Crimson Merger Sub	80,000	6.625		5/15/2022	79,000
					664,935
HEALTHCARE - SERVICES - 1.1%
Fresnius US Finance II	25,000	4.500		1/15/2023	26,594
HCA, Inc.	85,000	5.375		2/1/2025	90,738
MEDNAX, Inc. - 144A	65,000	5.250		12/1/2023	67,113
New Amethyst Corp.	25,000	6.250		12/1/2024	27,000
Surgery Center Holdings	80,000	8.875		4/15/2021	87,000
Tenet Healthcare Corp.	145,000	4.625	+	7/15/2024	144,638
Zimmer Biotmet Holdings	190,000	3.550		4/1/2025	192,149
					635,230
HOLDING COMPANIES - DIVERSIFIED - 0.2%
Leucadia National Corp.	105,000	5.500		10/18/2023	113,280

HOME BUILDERS - 1.2%
CalAtlantic Group, Inc.	115,000	5.250		6/1/2026	120,031
Century Communities	110,000	5.875		7/15/2025	110,550
DR Horton, Inc.	165,000	4.750		2/15/2023	179,429
MDC Holdings, Inc.	130,000	5.500		1/15/2024	139,750
TRI Pointe Holdings, Inc.	130,000	5.875		6/15/2024	139,100
					688,860

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
HOME EQUITY -1.1%
Bayview Financial Mortgage Pass-Through Trust 2006-A	$293,428	6.087		2/28/2041	$296,496
GSAA Trust	188,165	5.619		11/25/2034	192,707
NovaStar Mortgage Funding Trust Series 2004-4	140,000	2.147		3/25/2035	139,336
					628,539
INSURANCE - 1.3%
Allstate Corp.	125,000	5.750	+	8/15/2053	137,969
Berkshire Hathaway, Inc. ^	30,000	3.125		3/15/2023	30,605
Manulife Financial Corp.	130,000	4.150		3/4/2026	139,068
Prudential Financial, Inc.	245,000	5.625	+	6/15/2043	268,581
Teachers Insurance & Annuity Association of America - 144A	110,000	4.375	+	9/15/2054	111,238
Trinity Acquisition PLC	10,000	3.500		9/15/2021	10,279
Trinity Acquisition PLC	50,000	4.400		3/15/2026	52,728
					750,468
INTERNET - 0.2%
Priceline Group, Inc.	140,000	3.650		3/15/2025	144,376

INVESTMENT COMPANIES - 0.4%
Ares Capital Corp.	18,000	4.875		11/30/2018	18,651
Ares Capital Corp.	49,000	3.875		1/15/2020	50,109
FS Investment Corp.	110,000	4.250		1/15/2020	112,288
FS Investment Corp.	40,000	4.750		5/15/2022	41,731
					222,779
IRON / STEEL - 0.5%
Carpenter Technology Corp.	300,000	4.450		3/1/2023	306,545

LEISURE TIME - 0.2%
Vista Outdoor Inc.	115,000	5.875		10/1/2023	118,450

LODGING - 0.5%
Caesars Growth Properties Holdings LLC	45,000	9.375		5/1/2022	48,769
Hilton Worldwide Finance LLC	30,000	4.875		4/1/2027	31,350
Wyndham Worldwide Corp.	145,000	5.100		10/1/2025	158,420
Wyndham Worldwide Corp.	35,000	4.500		4/1/2027	36,418
					274,957
MACHINERY - 0.2%
CNH Industrial NV	112,000	4.500		8/15/2023	119,000

MEDIA - 0.6%
SFR Group SA	200,000	7.375		5/1/2026	217,250
Sirius XM Radio, Inc. - 144A	135,000	5.375		7/15/2026	110,308
					327,558
MINING - 0.2%
Glencore Funding LLC	135,000	4.000		3/27/2027	136,330

MISCELLANEOUS MANUFACTURING - 0.6%
General Electric Co.	341,000	5.000	+	Perpetual	359,939

OFFICE / BUSINESS EQUIPMENT - 0.2%
Pitney Bowes Inc.	129,000	3.875		5/15/2022	131,211

OIL & GAS - 1.5%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. - 144A	55,000	7.875		12/15/2024	58,025
EP Energy LLC / Everest Acquisition Finance, Inc.	55,000	8.000		11/29/2024	55,825
Helmerich & Payne International Drilling Co.	80,000	4.650		3/15/2025	85,099
Holly Frontier Corp.	135,000	5.875		4/1/2026	145,620
Noble Holding International Ltd.	65,000	7.750		1/15/2024	52,055
Oasis Petroleum Inc.	55,000	6.875		1/15/2023	54,313
Petrobras Global Finance	160,000	7.375		1/17/2027	173,600
Petroleos Mexicanos - 144A	125,000	6.875		8/4/2026	141,675
Petroleos Mexicanos - 144A	85,000	6.500		3/13/2027	93,691
					859,902

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate%	Date	Value
OTHER ABS - 3.1%
American Homes 4 Rent 2014-SFR2 Trust	$130,000	4.705	10/17/2036	$140,784
American Homes 4 Rent 2015-SFR2 Trust	120,000	4.691	10/17/2045	130,503
Bayview Opportunity Master Fund IVa Trust 2017-SPL5	100,000	4.000	6/28/2057	106,175
Bayview Opportunity Master Fund IVa Trust 2017-SPL1	99,646	4.250	10/28/2064	104,506
Bayview Opportunity Master Fund IVb Trust 2017-SPL3	100,000	4.250	11/28/5053	105,362
CWABS Asset-Backed Certificates Trust 2005-1	212,108	5.106	7/25/2035	220,729
MVW Owner Trust 2016-1	133,491	2.250	12/20/2033	132,112
Sierra Timeshare 2014-2 Receivables Funding LLC	19,261	2.050	6/20/2031	19,237
TGIF Funding LLC 2017-1A	135,000	6.202	4/30/2047	135,800
Towd Point Mortgage Trust 2015-1	79,696	3.000	8/25/2055	81,213
Towd Point Mortgage Trust 2015-1	106,604	3.000	3/25/2054	108,185
Towd Point Mortgage Trust 2015-3	172,000	3.250	10/25/2053	172,602
Towd Point Mortgage Trust 2016-2	190,000	3.250	11/25/2060	190,358
Towd Point Mortgage Trust 2015-6	130,000	3.750	4/25/2055	134,806
				1,782,371

PHARMACEUTICALS - 1.1%
AbbVie, Inc.	80,000	3.200	5/14/2026	80,116
AbbVie, Inc.	80,000	2.850	5/14/2023	80,562
AbbVie, Inc. ^	45,000	3.600	5/14/2025	46,453
Cardinal Health Inc.	85,000	3.079	6/15/2024	86,344
Mylan NV - 144A	35,000	3.150	6/15/2021	35,773
Mylan NV - 144A	35,000	3.000	12/15/2018	35,505
Owens & Minor, Inc.	25,000	3.875	9/15/2021	25,475
Shire Acquisitions Investments Ireland DAC	60,000	2.400	9/23/2021	59,871
Teva Pharmaceutical Finance Netherlands III BV ^	80,000	3.150	10/1/2026	76,702
Valeant Pharmaceuticals International, Inc. - 144A	10,000	6.500	3/15/2022	10,575
Valeant Pharmaceuticals International, Inc. - 144A	40,000	5.500	3/1/2023	34,300
Valeant Pharmaceuticals International, Inc. - 144A	15,000	7.000	3/15/2024	16,013
Zoetis, Inc.	35,000	3.450	11/13/2020	36,309
				623,997
PIPELINES - 1.8%
Blue Racer Midstream LLC - 144A	30,000	6.125	11/15/2022	30,825
Cheniere Corp Christi HD	135,000	5.875	3/31/2025	146,813
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. - 144A	95,000	5.750	4/1/2025	95,713
Enbridge Energy Partners	135,000	5.875	10/15/2025	155,586
Energy Transfer Partners	135,000	4.200	4/15/2027	135,848
Kinder Morgan, Inc. ^	45,000	7.750	1/15/2032	57,732
Kinder Morgan, Inc.	130,000	4.300	6/1/2025	136,134
MPLX LP	110,000	4.875	12/1/2024	118,353
NuStar Logistics LP	45,000	5.625	4/28/2027	47,813
Sabine Pass Liquefaction LLC ^	25,000	4.200	3/15/2028	25,445
Sabine Pass Liquefaction LLC	100,000	6.250	3/15/2022	113,476
				1,063,736
PRIVATE EQUITY - 0.4%
Apollo Management Holdings LP - 144A	135,000	4.000	5/30/2024	137,598
Icahn Enterprises Finance Corp.	45,000	5.875	2/1/2022	46,483
Icahn Enterprises Finance Corp. - 144A	25,000	6.250	2/1/2022	26,086
				210,167
REITS - 5.0%
Alexandria Real Estate Equities, Inc.	80,000	3.950	1/15/2027	82,084
Brixmor Operating Partnership LP	35,000	3.875	8/15/2022	36,051
Communications Sales & Leasing, Inc. / CSL Capital LLC - 144A	110,000	7.125	12/15/2024	108,075
Corporate Office Properties LP	315,000	3.600	5/15/2023	315,560
Corporate Office Properties LP	90,000	3.700	6/15/2021	92,463
Digital Realty Trust LP	160,000	5.250	3/15/2021	174,302
Digital Realty Trust LP	55,000	3.950	7/1/2022	58,067
Education Realty Operating Partnership LP	135,000	4.600	12/1/2024	138,380
EPR Properties	180,000	4.750	12/15/2026	186,512
Healthcare Realty Trust, Inc.	90,000	3.875	5/1/2025	91,236
Healthcare Trust of America Holdings LP	50,000	3.375	7/15/2021	51,392
Healthcare Trust of America Holdings LP	150,000	3.750	7/1/2027	150,152
Highwoods Realty LP	150,000	3.625	1/15/2023	152,976
Hospitality Properties Trust	165,000	4.950	2/15/2027	173,187
iStar Financial, Inc.	100,000	5.000	7/1/2019	101,375
iStar Financial, Inc.	30,000	6.000	4/1/2022	31,125

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31. 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
REITS (Continued) - 5.0%
Kilroy Realty LP	$135,000	4.375		10/1/2025	$142,427
Kimco Realty Corp.	135,000	3.400		11/1/2022	139,097
MPT Operating Partnership LP / MPT Finance Corp.	60,000	5.500		5/1/2024	63,450
MPT Operating Partnership LP / MPT Finance Corp.	15,000	6.375		3/1/2024	16,425
National Retail Properties, Inc.	40,000	4.000		11/15/2025	41,177
Retail Opportunity Investments Partnership LP	105,000	4.000		12/15/2024	102,262
Select Income REIT	140,000	4.500		2/1/2025	141,144
Sovran Acquisition	80,000	3.500		7/1/2026	76,631
Welltower, Inc.	145,000	4.000		6/1/2025	152,120
WP Carey, Inc.	110,000	4.600		4/1/2024	115,234
					2,932,904
RETAIL - 1.4%
Argos Merger Sub	100,000	7.125		3/15/2023	90,750
CVS Health Corp. ^	165,000	2.875		6/1/2026	160,718
QVC, Inc.	310,000	4.375		3/15/2023	318,800
Sugnet UK Finance PLC	135,000	4.700		6/15/2024	133,002
Tops Holding LLC / Tops Markets II Corp. - 144A	110,000	8.000		6/15/2022	89,650
					792,920
SEMICONDUCTORS - 0.5%
Applied Materials, Inc.	135,000	3.300		4/1/2027	138,076
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A	60,000	3.000		1/15/2022	60,977
Broadcom Corp. / Broadcom Cayman Finance Ltd. - 144A	110,000	3.625		1/15/2024	113,355
					312,408
SOFTWARE - 0.5%
First Data Corp. - 144A	105,000	5.000		1/15/2024	109,594
Microsoft Corp.	160,000	3.300		2/6/2027	165,641
					275,235
SOVEREIGN - 1.2%
Republic of Argentina	150,000	7.625		4/22/2046	154,575
Republic of Argentina	130,000	6.875		1/26/2027	133,965
Republic of South Africa	200,000	4.300		10/12/2028	190,064
Republic of Turkey	200,000	7.375		2/5/2025	234,068
					712,672
STUDENT LOAN ABS -0.4%
Social Professional Loan	205,000	2.360		12/25/2032	205,143

TELECOMMUNICATIONS - 1.3%
AT&T, Inc.	315,000	3.875		8/15/2021	330,845
AT&T, Inc.	60,000	3.900		8/14/2027	60,061
Frontier Communications Corp.	95,000	10.500		9/15/2022	89,538
Telefonica Emisiones SAU	265,000	4.570		4/27/2023	291,505
					771,948
TRUCKING & LEASING - 0.1%
GATX Corp.	25,000	3.250		9/15/2026	24,567
Penske Truck Leasing Co. LP - 144A	55,000	3.375		2/1/2022	56,911
					81,478
WHOLE LOAN COLLATERAL CMO - 1.4%
Agate Bay Mortgage Trust 2013-1 - 144A	2,045	3.500	+	7/25/2043	2,078
Banc of America Funding 2005-1 1A1	55,116	5.500		2/25/2035	55,322
Chase Mortgage Trust 2016-2 - 144A	101,623	3.750	+	2/25/2044	104,590
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2 2CB2	59,679	6.750	+	8/25/2034	64,705
Citigroup Mortgage Loan Trust, Inc. 2004-UST1 A3	58,237	3.116		8/25/2034	58,515
JP Morgan Mortgage Trust	200,163	2.606	+	12/25/2046	201,562
JP Morgan Mortgage Trust 2016-1 - 144A	2,389	3.500		4/25/2045	2,447
MASTR Alternative Loans Trust 2004-4 6A1	69,854	5.500		4/25/2034	72,669
Residential Asset Securitization Trust 2005-A1	93,234	5.500		4/25/2035	94,107
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2	116,863	3.447	+	4/25/2034	117,555
WaMu Mortgage Pass-Through Certificates Series 2003-S8 A2 Trust	16,668	5.000		9/25/2018	16,753
					790,303

TOTAL CORPORATE BONDS & NOTES (Cost - $33,307,388)					34,229,345

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
MUNICIPAL - 4.4%
New York City Transitional Finance Authority Future Tax Secured Revenue	$470,000	5.000		5/1/2040	$546,126
Port Authority of New York and New Jersey	470,000	5.000		4/15/2057	543,017
Rockdale County Water & Sewerage Authority	305,000	3.060		7/1/2024	312,168
San Diego County Regional Airport Authority	325,000	5.594		7/1/2043	360,259
State of California	350,000	7.600		11/1/2040	550,659
State of Texas	245,000	3.011		10/1/2026	248,185
TOTAL MUNICIPAL - (Cost - $2,520,565)					2,560,413

U.S. GOVERNMENT & AGENCY - 30.0%
U.S. GOVERNMENT AGENCY - 13.3%
Fannie Mae Pool 310041	92,091	6.500		5/1/2037	106,662
Fannie Mae Pool 735061	28,027	6.000		11/1/2034	32,044
Fannie Mae Pool 866009	28,882	6.000		3/1/2036	32,788
Fannie Mae Pool 909175	43,141	5.500		4/1/2038	49,519
Fannie Mae Pool 909220	82,929	6.000		8/1/2038	96,773
Fannie Mae Pool 938574	220,749	5.500		9/1/2036	247,005
Fannie Mae Pool 962752	34,940	5.000		4/1/2038	38,954
Fannie Mae Pool AA7001	177,651	5.000		6/1/2039	195,758
Fannie Mae Pool AL3166	123,693	3.000		3/1/2043	124,259
Fannie Mae Pool AS5596	336,185	3.500		8/1/2045	346,458
Fannie Mae Pool AS5634	357,245	3.000		8/1/2045	358,661
Fannie Mae Pool AS5696	345,797	3.500		8/1/2045	356,363
Fannie Mae Pool AS6311	213,536	3.500		12/1/2045	220,061
Fannie Mae Pool AS6386	458,805	3.000		12/1/2045	459,912
Fannie Mae Pool AS6522	228,262	3.500		1/1/2046	235,237
Fannie Mae Pool AS7003	354,881	3.000		4/1/2046	355,739
Fannie Mae Pool AS7026	457,500	4.000		4/1/2046	482,113
Fannie Mae Pool AX3195	289,132	4.000		9/1/2044	304,790
Fannie Mae Pool BC7198	415,865	3.500		6/1/2046	428,571
Fannie Mae Pool MA2495	496,477	3.500		1/1/2046	511,647
Fannie Mae Pool AS8583	241,452	3.500		1/1/2047	248,830
Fannie Mae Pool BM2001	485,524	3.500		12/1/2046	500,359
Fannie Mae Pool BE3767	95,000	3.500		7/1/2047	97,903
Fannie Mae Pool MA3088	285,000	4.000		8/1/2047	300,225
Fannie Mae Pool MA3057	134,516	3.500		7/1/2047	138,626
Fannie Mae Pool MA3058	816,254	4.000		7/1/2047	859,874
Freddie Mac Gold Pool G01980	232,990	5.000		12/1/2035	258,904
Freddie Mac Gold Pool G05888	40,043	5.500		10/1/2039	44,665
Freddie Mac Gold Pool G08702	314,983	3.500		4/1/2046	324,875
					7,757,575
U.S. TREASURY OBLIGATIONS - 16.7%
United States Treasury Bond	730,000	1.125		2/28/2019	728,004
United States Treasury Bond	1,575,000	3.125		2/15/2043	1,648,367
United States Treasury Bond	5,480,000	2.500		2/15/2046	5,219,807
United States Treasury Note ^	2,277,000	1.625		2/15/2026	2,097,241
					9,693,418

TOTAL U.S. GOVERNMENT & AGENCY (Cost - $17,590,635)					17,450,994

BANK LOANS - 3.6%
AGRICULTURE - 0.1%
NVA Holdings, Inc.	46,956	8.150	+	8/8/2022	47,543

AUTO MANUFACTURERS - 0.2%
Navistar, Inc.	84,358	5.305	+	8/7/202	85,412

CHEMICALS - 0.0%
Ineos US Finance LLC	6,843	4.061	+	3/1/2022	6,890

COMMERCIAL SERVICES - 0.4%
CHG Healthcare Services, Inc.	66,163	4.561	+	6/7/2023	67,031
CPI Card Group	120,000	5.804	+	8/17/2022	105,600
Sedgwick Claims Management Services, Inc.	85,000	6.960	+	2/11/2022	86,063
					258,693

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate%		Date	Value
ELECTRIC - 0.4%
Energy Future Holdings	$65,000	4.295	+	6/28/2018	$65,561
Helix Generation	4,791	4.973	+	3/10/2024	4,845
NRG Energy, Inc.	112,139	3.549	+	7/1/2018	112,630
Tex Operations Co. LLC	47,212	4.058		8/4/2023	47,439
Tex Operations Co. LLC	10,714	4.051		8/4/2023	10,766
					241,241
ENVIRONMENTAL CONTROL - 0.0%
Advanced Disposal Services Inc.	11,740	4.061		10/28/2023	11,847

FOOD - 0.3%
Albertsons LLC	69,130	4.061	+	8/25/2021	69,061
JBS USA	84,788	3.804	+	10/30/2022	84,244
					153,305
HEALTHCARE - 0.2%
American Renal Holdings, Inc.	1,425,497	4.561	+	6/22/2024	14,208
MPH Acquisition Holdings	29,095	4.299		6/7/2023	29,342
Quorum Health Corp.	59,445	8.061	+	4/12/2022	59,603
					103,153

INVESTMENT COMPANIES - 0.2%
TKC Holdings, Inc.	59,850	5.561	+	1/31/2023	60,336
UFC Holdings LLC	67,554	4.564	+	8/18/2023	68,055
					128,392
LODGING - 0.4%
Caesars Entertainment, Inc.	108,872	4.811	+	10/11/2020	109,961
Caesars Growth Partners	5,459	4.311	+	5/8/2021	55,066
Playa Resorts and Hotels	15,000	4.311	+	4/7/2024	15,095
Station Casino LLC	55,920	3.807	+	6/8/2023	56,092
					236,214
MACHINERY - DIVERSIFIED - 0.1%
Zodiac Pool Solutions LLC	79,601	5.299	+	12/20/2023	80,720

MISCELLANEOUS MANUFACTURING - 0.1%
US Farathane LLC	75,403	5.299	+	12/23/2021	76,345

OIL & GAS - 0.2%
Jonah Energy LLC	62,000	7.811	+	5/12/2021	61,380
Ultra Petroleum	75,000	4.304	+	4/14/2024	75,578
					136,958
PACKAGING & CONTAINERS - 0.0%
Anchor Glass Container corp.	24,875	4.063	+	12/7/2023	25,051

PHARMACEUTICALS - 0.3%
Endo International	95,000	5.561	+	4/12/2024	96,627
Grifols Worldwide Operations	19,950	3.561	+	1/31/2025	20,080
Herbalife	29,438	6.672	+	2/13/2023	29,824
Envision Healthcare Corp.	14,962	6.250		11/17/2023	15,082
					161,612
REAL ESTATE - 0.0%
Capital Automotive LP	15,000	4.314	+	3/21/2024	15,175

RETAIL - 0.2%
Seminole Indian Tribe	90,000	3.304		6/22/2024	90,525

RETAIL - 0.2%
84 Lumber	83,938	7.067	+	10/12/2023	85,144

SOFTWARE - 0.2%
Rackspace Hosting	101,933	4.534	+	11/3/2023	102,131

TELECOMMUNICATIONS - 0.1%
UPC Financing Partnership	40,000	4.148	+	8/31/2024	40,258

TOTAL BANK LOANS - (Cost - $2,070,100)					2,086,610

	Shares
PREFERRED STOCK - 0.6%
BANKS - 0.6%
Zions Bancorporation - (Cost - $270,000)	10,800	6.950	+	9/15/2028	325,620

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate/Government Bond Fund (Continued)
July 31, 2017

		Interest		Maturity
Security	Shares	Rate%		Date	Value

SHORT-TERM INVESTMENT - 2.3%
MONEY MARKET FUND - 2.3%
Fidelity Institutional Money Market Funds - Government Portfolio
(Cost - $1,350,697)	1,350,697	0.320	+		$1,350,697

COLLATERAL FOR SECURITIES LOANED - 12.0%
Mount Vernon Prime Portfolio (Cost - $6,998,800)	6,998,800	1.120	+		6,998,800

TOTAL INVESTMENTS - 111.7% (Cost - $64,108,185)					$65,002,479
OTHER ASSETS LESS LIABILITIES - (11.7)%					(6,798,182)
NET ASSETS - 100.0%					$58,204,297

LLC - Limited Liability Corporation

ABS - Asset Backed Security

MBS - Mortgage Back Security

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $7,924,948 at July 31, 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

*	The value of this security has been determined in good faith under the policies of the Board of Trustees.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $10,552,899 or 18.1% of net assets.

(a)	Step-Up Bond; the interest rate shown is the rate in effect as of July 31, 2017.

(b)	Payment - in - Kind.

Portfolio Composition * - (Unaudited)
Corporate Bonds & Notes	50.4%	Municipal	3.1%
U.S. Government & Agencies Notes & Bonds	27.8%	Short - Term	2.5%
Collateral For Securities Loaned	11.7%	Preferred Stock	0.5%
Bank Loans	3.5%	Foreign Government Bonds	0.5%
		Total	100.0%

*	Based on total value of investments as of July 31, 2017.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $64,108,185 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

Unrealized Appreciation:	1,326,841
Unrealized Depreciation:	(432,547)
Net Unrealized Appreciation:	894,294

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 77.3%
AEROSPACE/DEFENSE - 1.0%
Rockwell Collins, Inc.	23,075	$2,458,180

AGRICULTURE - 1.1%
Altria Group, Inc.	11,452	744,036
British American Tobacco PLC	29,277	1,830,408
		2,574,444
AIRLINES - 0.7%
American Airlines Group, Inc. *	101,283	101,283
Delta Air Lines, Inc.	30,486	1,504,789
		1,606,072
AUTO PARTS & EQUIPMENT - 4.0%
Delphi Automotive PLC	29,410	2,659,252
Mobileye NV *	113,258	7,169,231
		9,828,483
BANKS - 3.0%
Bank of America Corp.	70,352	1,696,890
Citigroup, Inc.	73,717	5,045,929
Stonegate Bank	11,709	545,054
		7,287,873
BEVERAGES - 1.5%
Constellation Brands, Inc.	9,606	1,857,320
PepsiCo, Inc.	15,851	1,848,385
		3,705,705
CHEMICALS - 3.7%
Dow Chemical Co.	55,702	3,578,296
Huntsman Corp.	113,890	3,031,752
Monsanto Co.	22,259	2,600,296
		9,210,344
COMMERCIAL SERVICES - 1.7%
PAREXEL International Corp.	27,942	2,445,484
PayPal Holdings, Inc. *	31,192	1,826,292
		4,271,776
COMPUTERS - 2.9%
Apple, Inc.	16,028	2,383,844
Brocade Communications Systems, Inc.	17,533	221,442
Dell Technologies, Inc. - Vmware, Inc. *	71,953	4,624,419
		7,229,705
ELECTRIC - 0.7%
Calpine Corp.	89,733	1,290,361
Dynegy, Inc.	55,350	497,043
		1,787,404
ENERGY-ALTERANTE SOURCES - 0.1%
TerraForm Global, Inc.	58,785	299,804

FOOD - 1.8%
General Mills, Inc.	44,458	2,474,532
Mondelez International, Inc.	44,830	1,973,417
		4,447,949

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2017

Security	Shares	Value
HEALTHCARE-PRODUCTS - 6.3%
Alere, Inc. *	85,599	$4,313,334
CR Bard, Inc.	29,543	9,471,486
VWR Corp.	50,465	1,665,345
		15,450,165
HEALTHCARE-SERVICES - 1.7%
Brookdale Senior Living, Inc.	119,722	1,700,052
HCA Healthcare, Inc.	9,148	734,950
Humana, Inc.	7,314	1,690,997
		4,125,999
HOLDING COMPANIES-DIVERSIFICATION - 0.5%
CF Corp.	33,219	359,430
Pacific Special Acquisition Corp. *	105,552	820,667
		1,180,097
INSURANCE - 0.5%
Berkshire Hathaway, Inc. *	7,199	1,259,609

LEISURE TIME - 0.2%
Royal Caribbean Cruises Ltd.	5,325	602,098

LODGING - 2.1%
Caesars Entertainment Corp.	156,264	1,929,860
Marriott International, Inc.	5,997	624,827
MGM Resorts International	81,277	2,676,452
		5,231,139
MACHINERY - CONSTRUCTION & MINING - 0.5%
Caterpillar, Inc.	11,258	1,282,849

MACHINERY - DIVERSIFIED - 0.5%
Cummins, Inc.	7,743	1,300,050

MEDIA - 9.3%
Charter Communications, Inc. *	6,728	2,636,770
Comcast Corp.	74,161	2,999,812
DISH Network Corp. *	54,161	3,467,929
Scripps Networks Interactive, Inc.	62,164	5,433,755
Time Warner, Inc.	64,966	6,653,818
Walt Disney Co.	14,485	1,592,336
		22,784,420
OIL & GAS - 3.9%
Rice Energy, Inc.	204,692	5,725,235
Royal Dutch Shell PLC	41,245	2,331,580
VTTI Energy Partners LP	74,750	1,472,575
		9,529,390
PACKAGING & CONTAINERS - 0.4%
Berry Global Group, Inc.	19,112	1,071,801

PHARMACEUTICALS - 4.9%
Akorn, Inc. *	144,830	4,869,185
Bristol-Myers Squibb Co.	66,915	3,807,464
Patheon NV	69,546	2,431,328
Zoetis, Inc.	13,637	852,585
		11,960,562
PIPELINES - 0.9%
Columbia Pipeline Group, Inc.	84,102	2,144,180

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2017

Security	Shares	Value
PRIVATE EQUITY - 1.0%
Fortress Investment Group LLC	294,395	$2,355,160

REITS - 4.0%
Crown Castle International Corp.	12,994	1,306,937
FelCor Lodging Trust, Inc.	430,066	3,173,887
Forestar Group, Inc.	76,379	1,309,900
Starwood Property Trust, Inc.	140,731	3,101,711
Winthrop Realty Trust	102,617	854,800
		9,747,235
RETAIL - 5.1%
Best Buy Co., Inc.	54,783	3,196,040
CST Brands, Inc.	40,852	3,265,300
Macy’s, Inc.	78,400	1,862,000
Rite Aid Corp. *	261,750	586,320
Wal-Mart Stores, Inc.	46,245	3,699,138
		12,608,798
SEMICONDUCTORS - 4.5%
Broadcom Ltd.	7,688	1,896,322
Marvell Technology Group Ltd.	194,672	3,029,096
NXP Semiconductors NV *	55,888	6,166,123
		11,091,541
SOFTWARE - 3.1%
Activision Blizzard, Inc.	41,438	2,560,040
Microsoft Corp.	26,755	1,945,088
Oracle Corp.	60,443	3,017,919
		7,523,047
TELECOMMUNICATIONS - 3.3%
Level 3 Communications, Inc. *	64,038	3,757,750
West Corp.	182,694	4,269,559
		8,027,309
TEXTILES - 1.2%
Mohawk Industries, Inc. *	12,036	2,996,844

TRANSPORTATION - 1.2%
Swift Transportation Co. *	119,870	3,056,685

TOTAL COMMON STOCK (Cost - $187,365,279)		190,036,717

EXCHANGE TRADED FUNDS - 5.9%
DEBT FUND - 5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	40,487	4,903,381
iShares US Credit Bond ETF	32,655	3,664,033
PowerShares Senior Loan Portfolio	201,235	4,682,738
		13,250,152
EQUITY FUND - 0.5%
Energy Select Sector SPDR Fund	18,310	1,219,812

TOTAL EXCHANGE TRADED FUNDS - (Cost - $14,327,170 )		14,469,964

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2017

Security		Shares			Value
RIGHTS - 0.1%
Nexstar Broadcasting Group, Inc. *		87,600			$175,200
Pacific Special Acquisition Corp. *		105,552			64,366
Safeway Casa Ley CVR *		90,955			35,836
Safeway PDC, LLC CVR *		90,955			546
TOTAL RIGHTS (Cost - $141,447)					275,948

WARRANTS - 0.0%
Pacific Special Acquisition Corp. *		105,552			55,943
TOTAL WARRANTS (Cost - $8,254)

CLOSED-END FUNDS - 5.2%
Altaba, Inc.		193,643			11,308,752
BlackRock Floating Rate Income Strategies Fund, Inc.		51,151			731,459
Invesco Senior Income Trust		152,991			696,109
TOTAL CLOSED-END FUNDS (Cost - $11,968,675)					12,736,320

		Dividend
	Shares	Rate
PREFERRED STOCK - 0.7%
DIVERSIFIED FINANCIAL SERVICES - 0.7%
Colony NorthStar, Inc. *	63,707	8.25%			1,632,173
TOTAL PREFERRED STOCK (Cost - $1,604,234)

	Principal	Interest	Maturity
	Amount	Rate	Date
BONDS & NOTES - 0.4%
RETAIL - 0.4%
Rite Aid Corp.	$847,000	6.750	6/15/2021		884,183
TOTAL BONDS & NOTES (Cost - $873,790)

			Contracts**		Value
PURCHASED PUT OPTIONS - 0.2%
Boeing Co., Expiration August 2017, Exercise Price $230			100		8,800
S&P 500 Index, Expiration August 2017, Exercise Price $2,455			223		241,955
S&P 500 Index, Expiration August 2017, Exercise Price $2,475			50		88,000
SPDR S&P 500 ETF Trust, Expiration September 2017, Exercise Price $245			750		176,250
TOTAL PURCHASED PUT OPTIONS (Cost - $672,325)					515,005

			Interest
	Shares		Rate
SHORT-TERM INVESTMENT - 25.0%
MONEY MARKET FUND - 25.0%
Fidelity Investments Money Market Funds - Government Portfolio	61,485,731		0.87	% +	61,485,731
TOTAL SHORT-TERM INVESTMENT (Cost - $61,485,731)

TOTAL INVESTMENTS - 114.6% (Cost - $278,466,905)					$282,091,984
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.6)%					(35,954,078)
NET ASSETS - 100.0%					$246,137,906

*	Non-Income producing security.

**	Each Purchased Option contract allows the Fund to buy/sell 100 shares of the underlying security at the exercise price.

ADR - American Depositary Receipt.

REITS - Real Estate Investment Trusts

+	Variable rate security. Interest rate is as of July 31, 2017.

++	Each Written Call/Put Option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.

+++	Less than one share

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $196,194,871, including securities sold short and written options, and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$8,315,258
Unrealized Depreciation	(7,206,345)
Net Unrealized Depreciation	$1,108,913

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2017

Security	Contracts ++	Value
WRITTEN CALL OPTIONS - (0.3)%
MGM Resorts International, Expiration September 2017, Exercise Price $34	548	$41,100
S&P 500 Index, Expiration August 2017, Exercise Price $2,475	50	57,500
S&P 500 Index, Expiration August 2017, Exercise Price $2,410	223	109,270
SPDR S&P 500 ETF Trust, Expiration September 2017, Exercise Price $240	750	102,750
WRITTEN CALL OPTIONS - (Premiums Received - $414,265)		310,620

	Shares
SECURITIES SOLD SHORT * - (26.0)%
Alibaba Group Holding Ltd.	69,957	10,839,837
Amazon.com, Inc.	2,679	2,646,263
American Airlines Group, Inc.	5,300	267,332
AT&T, Inc.	64,531	2,516,709
Becton Dickinson and Co.	15,335	3,088,469
BlackRock, Inc.	2,884	1,230,113
Boeing Co.	6,952	1,685,582
British American Tobacco PLC	29,277	1,830,398
CenturyLink, Inc.	94,678	2,203,157
Cisco Systems, Inc.	114,514	3,601,465
Discovery Communications, Inc.	8,478	196,096
EQT Corp.	74,763	4,762,403
General Electric Co.	86,561	2,216,827
Intel Corp.	70,467	2,499,465
Jacobs Engineering Group, Inc.	34,140	1,799,861
Johnson & Johnson	12,157	1,613,477
Knight Transportation, Inc.	86,305	3,076,773
NIKE, Inc.	35,625	2,103,656
Pfizer, Inc.	73,943	2,451,950
RLJ Lodging Trust	155,268	3,285,471
Simon Property Group, Inc.	18,010	2,854,585
Tesla, Inc.	6,050	1,956,994
VMware, Inc.	41,044	3,805,189
TOTAL SECURITIES SOLD SHORT - (Proceeds - $60,872,514)		62,532,072

EXCHANGE TRADED FUND SOLD SHORT - (11.6)%
EQUITY FUND - (11.6)%
Consumer Discretionary Select Sector SPDR Fund	34,337	3,137,028
Consumer Staples Select Sector SPDR Fund	101,924	5,638,436
Industrial Select Sector SPDR Fund	45,977	3,140,689
iShares Russell 2000 ETF	53,238	7,533,709
Utilities Select Sector SPDR Fund	46,893	2,495,646
TOTAL EXCHANGE TRADED FUND SOLD SHORT (Proceeds - $21,421,595)		21,945,508

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Monthly Distribution Fund (Continued)
July 31, 2017

Forward Currency Contracts

					Unrealized
	Settlement			U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Local Currency	Value	(Depreciation)
To Buy:
Canadian Dollar	8/18/2017	JP Morgan	2,750,000	2,082,860	123,502
					$123,502
To Sell:
Canadian Dollar	8/18/2017	JP Morgan	2,750,000	2,047,655	(158,707)
					$(158,707)

Total Unrealized Loss on Forward Currency Contracts					$(35,205)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund
July 31, 2017

Security	Shares	Value
EXCHANGE TRADED FUNDS - 48.6%
DEBT FUNDS - 9.6%
iShares TIPS Bond ETF	17,259	$1,961,658
SPDR Bloomberg Barclays High Yield Bond ETF ^	51,745	1,935,263
		3,896,921
EQUITY FUNDS - 39.0%
iShares Currency Hedged MSCI Germany ETF ^	78,790	2,117,088
iShares Currency Hedged MSCI Japan ETF	118,751	3,516,217
SPDR S&P 500 ETF Trust ^	41,679	10,285,127
		15,918,432

TOTAL EXCHANGE TRADED FUNDS (Cost - $16,212,605)		19,815,353

OPTIONS * - 7.1%
CALL OPTION ON FUTURES PURCHASED - 5.6%	Contacts +
Swiss Market Index, Expiration September 18, 2017
Exercise Price CHF 8850	50	14,029
US 10 Year Future, Expiration August 28, 2017
Exercise Price $115	208	2,265,250
		2,279,279
PUT OPTIONS ON FUTURES PURCHASED - 1.5%
Euro-Bund Option, Expiration August 2017
Exercise Price $178	30	567,689
S&P 500 E-Mini Option, Expiration December 2017
Exercise Price $1,900	61	13,878
S&P 500 E-Mini Option, Expiration March 2018
Exercise Price $1,900	61	39,345
		620,911

TOTAL OPTIONS (Cost - $2,884,417)		2,900,190

	Principal	Discount
	Amount ($)	Rate		Maturity
SHORT-TERM INVESTMENTS - 36.6%
U.S. GOVERNMENT SECURITIES - 22.8%
US Treasury Bill ++	1,515,000	0.7857%		12/7/2017	1,509,181
US Treasury Bill	10,817,000	0.6073%		9/7/2017	10,806,600
					12,315,780
MONEY MARKET - 13.8%	Shares	Interest Rate
Morgan Stanley Institutional Liquidity Fund	6,495,824	0.6500%	^^		6,495,824

TOTAL SHORT-TERM INVESTMENTS - (Cost - $18,811,604)					18,811,604

COLLATERAL FOR SECURITIES LOANED - 16.4%
Mount Vernon Prime Portfolio (Cost - $2,095,500)	2,095,500	1.1200%	+		2,095,500

TOTAL INVESTMENTS - 119.0% (Cost - $40,004,126) (a)					$43,622,647
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.0)%					(2,836,547)
NET ASSETS - 100.0%					$40,786,100

		Unrealized
		Appreciation
Open Futures Contracts	Contacts +	(Depreciation)
LONG FUTURES CONTRACTS ** - 1.2%
Amsterdam index Future, August 2017
(Underlying Face Amount at Value $614,259)	5	$4,900
AUST 10 YR Bond Future, September 2017
(Underlying Face Amount at Value $7,225,676)	93	(191,421)
CAC 40 10 Euro Future, August 2017
(Underlying Face Amount at Value $900,167)	15	(16,388)
CAN 10 YR Bond Future, September 2017
(Underlying Face Amount at Value $8,014,210)	73	(289,234)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Dynamic Macro Fund (Continued)
July 31, 2017

		Unrealized
		Appreciation
Open Futures Contracts	Contacts +	(Depreciation)
LONG FUTURES CONTRACTS ** - 1.2% (Continued)
DAX Index Future, September 2017
(Underlying Face Amount at Value $356,928)	1	$(3,831)
FTSE 100 Index Future, September 2017
(Underlying Face Amount at Value $2,794,772)	29	(38,103)
FTSE/MIB Index Future, September 2017
(Underlying Face Amount at Value $379,874)	3	6,940
IBEX - 35 Index Future, August 2017
(Underlying Face Amount at Value $1,361,642)	11	(12,326)
S&P 500 EMINI Future, September 2017
(Underlying Face Amount at Value $1,357,400)	11	17,767
S&P/TSX 60 IX Future, September 2017
(Underlying Face Amount at Value $853,448)	6	(5,432)
SPI 200 Future, September 2017
(Underlying Face Amount at Value $1,920,771)	17	(3,137)
TOPIX Index Future, September 2017
(Underlying Face Amount at Value $1,465,677)	10	377,261
TOTAL FUTURES CONTRACTS PURCHASED		(153,004)

SHORT FUTURES CONTRACTS ** - (0.4)%
Euro-Bond Future, September 2017
(Underlying Face Amount at Value $4,200,661)	(22)	31,697
Hang Seng Index Future, August 2017
(Underlying Face Amount at Value $174,312)	(1)	(21,550)
Long Gilt Future, September 2017
(Underlying Face Amount at Value $9,802,175)	(59)	87,702
10-Year US Treasury Note Future, September 2017
(Underlying Face Amount at Value $7,175,787)	(57)	7,558
TOTAL FUTURES CONTRACTS SOLD		105,407

WRITTEN PUT FUTURE OPTIONS *- 0.1%
Swiss Market Index, Expiration September 15, 2017
Exercise Price CHF 8,850 ( Premium - $3,916)	(50)	6,597
S&P 500 EMINI 3RD WK, August 2017
Exercise Price CHF 2,505 ( Premium - $11,344)	(121)	7,413
		14,010

ETF - Exchange Traded Fund

*	Non income producing security.

+	Each option contract allows holder to purchase/sell 100 shares of the underlying security at the exercise price.

++	All or part of the security was held as collateral for futures outstanding as of July 31, 2017.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $4,140,536.

^^	Variable rate security. Interest rate is as of July 31, 2017.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices, debt securities and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (Excluding futures and written options) is $40,004,126 and differs from market value by net unrealized appreciation (depreciation) on securities as follow:

Unrealized Appreciation:	$3,684,393
Unrealized Depreciation:	(65,873)
Net Unrealized Appreciation:	$3,618,520

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
BONDS & NOTES - 94.4%
AEROSPACE/DEFENSE - 1.0%
Orbital ATK, Inc.	$470,000	5.500%	10/1/2023	$495,850
Triumph Group, Inc.	500,000	5.250	6/1/2022	473,750
				969,600
ASSET BACKED SECURITY - 0.2%
UAL 2007-1 Pass Through Trust	163,823	6.636	7/2/2022	177,953

AUTO MANUFACTURERS - 0.6%
JB Poindexter & Co., Inc. - 144A	550,000	9.000	4/1/2022	578,188

BUILDING MATERIALS - 1.2%
Boise Cascade Co. - 144A	725,000	5.625	9/1/2024	757,625
Standard Industries, Inc. - 144A	500,000	5.000	2/15/2027	516,875
				1,274,500
CHEMICALS - 3.0%
Chemours Co.	485,000	5.375	5/15/2027	512,281
Dominion Energy, Inc. - 144A	485,000	6.400	6/15/2018	510,463
Hexion, Inc.	650,000	6.625	4/15/2020	613,438
Kraton Polymers LLC - 144A	625,000	7.000	4/15/2025	675,000
Nova Chemicals Corp. - 144A ^	700,000	5.000	5/1/2025	705,250
				3,016,432
COAL - 0.8%
SunCoke Energy Partners LP - 144A	810,000	7.500	6/15/2025	838,350

COMMERCIAL SERVICES - 2.8%
Cimpress NV - 144A	1,015,000	7.000	4/1/2022	1,060,675
Great Lakes Dredge & Dock Corp. - 144A	600,000	8.000	5/15/2022	615,000
Herc Rentals, Inc. - 144A ^	517,000	7.500	6/1/2022	562,237
KAR Auction Services, Inc. - 144A ^	400,000	5.125	6/1/2025	418,000
United Rentals North America, Inc.	254,000	4.875	1/15/2028	255,270
				2,911,182
COMPUTERS - 3.0%
Diamond 1 & 2 Finance Corp. - 144A	110,000	7.125	6/15/2024	122,461
Diamond 1 & 2 Finance Corp. - 144A	1,105,000	8.100	7/15/2036	1,396,974
Harland Clarke Holdings Corp. - 144A	600,000	9.250	3/1/2021	591,000
Harland Clarke Holdings Corp. - 144A	550,000	8.375	8/15/2022	589,875
Western Digital Corp.	335,000	10.500	4/1/2024	397,394
				3,097,704
COSMETICS/PERSONAL CARE - 0.5%
First Quality Finance Co., Inc. - 144A	500,000	5.000	7/1/2025	517,400

DIVERSIFIED FINANCIAL SERVICES - 7.6%
Aircastle Ltd.	650,000	5.000	4/1/2023	693,225
Alliance Data Systems Corp. - 144A	575,000	5.875	11/1/2021	599,437
Ally Financial, Inc. ^	1,020,000	5.750	11/20/2025	1,095,225
Credit Acceptance Corp.	950,000	7.375	3/15/2023	1,002,250
Drawbridge Speciat Opportunities Fund LP - 144A	975,000	5.000	8/1/2021	990,537
Enova International, Inc.	725,000	9.750	6/1/2021	764,875
LPL Holdings, Inc. - 144A	475,000	5.750	9/15/2025	498,750
Navient Corp.	235,000	6.625	7/26/2021	252,625
Navient Corp.	100,000	7.250	1/25/2022	109,875
Navient Corp.	235,000	7.250	9/25/2023	258,277
Quicken Loans, Inc. - 144A	675,000	5.750	5/1/2025	711,281
Springleaf Finance Corp.	700,000	6.125	5/15/2022	736,750
				7,713,107

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
ELECTRIC - 1.2%
Calpine Corp. - 144A	$500,000	5.250%	6/1/2026	$492,500
NRG Yield Operating LLC	700,000	5.000	9/15/2026	715,750
				1,208,250
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
EnerSys - 144A	725,000	5.000	4/30/2023	747,656
General Cable Corp.	750,000	5.750	10/1/2022	772,500
WESCO Distribution, Inc.	475,000	5.375	6/15/2024	501,125
				2,021,281
ELECTRONICS - 0.6%
Ingram Micro, Inc.	600,000	4.950	12/15/2024	619,256

ENERGY - 0.7%
Pattern Energy Group, Inc, - 144A	725,000	5.875	2/1/2024	768,500

ENGINEERING & CONSTRUCTION - 1.4%
Tutor Perini Corp. - 144A	750,000	6.875	5/1/2025	808,125
Weekley Homes LLC	600,000	6.000	2/1/2023	591,000
				1,399,125
ENTERTAINMENT - 3.0%
GLP Capital LP	450,000	5.375	4/15/2026	491,625
International Game Technology PLC - 144A	730,000	6.500	2/15/2025	809,388
Mohegan Gaming & Entertainment - 144A ^	575,000	7.875	10/15/2024	609,500
Scientific Games International, Inc.	550,000	10.000	12/1/2022	615,313
Six Flags Entertainment Corp. - 144A	500,000	4.875	7/31/2024	510,000
				3,035,826
FOOD - 2.0%
Albertsons Cos. LLC - 144A	635,000	5.750	3/15/2025	571,500
C&S Group Enterprises LLC - 144A	345,000	5.375	7/15/2022	340,688
Harris Corp. - 144A	425,000	1.999	4/27/2018	488,750
JBS USA LLC - 144A ^	655,000	5.875	7/15/2024	653,362
				2,054,300
FOREST PRODUCTS & PAPER - 0.8%
Cascades, Inc. - 144A	750,000	5.500	7/15/2022	780,000

HARDWARE - 0.6%
Seagate HDD Cayman - 144A	590,000	4.875	6/1/2027	564,783

HEALTHCARE-SERVICES - 4.1%
Centene Corp.	395,000	6.125	2/15/2024	430,550
CHS/Community Health Systems, Inc. ^	535,000	5.125	8/1/2021	540,350
CHS/Community Health Systems, Inc.	465,000	6.250	3/31/2023	478,369
DaVita, Inc.	485,000	5.125	7/15/2024	499,550
HCA, Inc.	650,000	7.500	2/15/2022	752,375
MEDNAX, Inc. - 144A	290,000	5.250	12/1/2023	299,425
Stryker Corp.	680,000	1.300	4/1/2018	702,950
Tenet Healthcare Corp.	475,000	6.000	10/1/2020	510,031
				4,213,600
HOME BUILDERS - 1.2%
AV Homes, Inc. - 144A	500,000	6.625	5/15/2022	518,125
Lennar Corp.	385,000	4.500	4/30/2024	401,362
Meritage Homes Corp.	300,000	7.000	4/1/2022	342,000
				1,261,487
HOME FURNISHINGS - 0.5%
Tempur Sealy International, Inc. ^	235,000	5.625	10/15/2023	246,456
Tempur Sealy International, Inc.	250,000	5.500	6/15/2026	258,125
				504,581

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
INTERNET - 2.1%
Cogent Communications Group, Inc. - 144A	$700,000	5.375%	3/1/2022	$736,750
Netflix, Inc.	550,000	5.875	2/15/2025	617,375
VeriSign, Inc. - 144A	350,000	4.750	7/15/2027	357,000
Zayo Group LLC	375,000	6.375	5/15/2025	407,812
				2,118,937
IRON/STEEL - 1.0%
AK Steel Corp.	225,000	7.500	7/15/2023	247,219
ArcelorMittal	650,000	6.125	6/1/2025	745,062
Cliffs Natural Resources, Inc. - 144A	71,000	5.750	3/1/2025	69,580
				1,061,861
LEISURE TIME - 1.6%
NCL Corporation Ltd. - 144A	400,000	4.625	11/15/2020	412,500
Sabre GLBL, Inc. - 144A	475,000	5.375	4/15/2023	498,750
Silversea Cruise Finance Ltd. - 144A	700,000	7.250	2/1/2025	756,875
				1,668,125
LODGING - 1.5%
Caesars Growth Properties Holdings LLC	450,000	9.375	5/1/2022	487,687
Chester Downs & Marina LLC - 144A	300,000	9.250	2/1/2020	310,500
Hilton Grand Vacations Borrow LLC - 144A	687,000	6.125	12/1/2024	753,982
				1,552,169
MACHINERY - 0.5%
Terex Corp. - 144A ^	475,000	5.625	2/1/2025	495,781

MEDIA - 9.8%
Altice Financing SA - 144A	545,000	6.625	2/15/2023	578,722
Altice Financing SA - 144A	700,000	7.500	5/15/2026	777,910
Altice Luxembourg SA - 144A	750,000	7.625	2/15/2025	824,063
Block Communications, Inc. - 144A ^	595,000	6.875	2/15/2025	642,600
Charter Communications Operating LLC	800,000	4.908	7/23/2025	861,072
Clear Channel Worldwide Holdings, Inc. ^	580,000	6.500	11/15/2022	603,925
CSC Holdings LLC ^	745,000	5.250	6/1/2024	775,545
DISH DBS Corp.	280,000	6.750	6/1/2021	310,100
DISH DBS Corp.	280,000	7.750	7/1/2026	336,000
Dominion Energy, Inc.	61,000	1.900	6/15/2018	69,845
SFR Group SA - 144A	1,425,000	7.375	5/1/2026	1,547,906
Sirius XM Radio, Inc. - 144A	950,000	5.375	7/15/2026	998,023
UPCB Finance IV Ltd. - 144A	950,000	5.375	1/15/2025	995,125
Ziggo Secured Finance BV - 144A ^	700,000	5.500	1/15/2027	726,250
				10,047,086
METAL FABRICATE - 1.2%
Grinding Media, Inc. - 144A	450,000	7.375	12/15/2023	486,000
Novelis Corp. - 144A	725,000	5.875	9/30/2026	764,875
				1,250,875
MINING - 2.5%
Coeur Mining, Inc. - 144A	510,000	5.875	6/1/2024	505,538
First Quantum Minerals Ltd. ^	900,000	7.250	4/1/2023	929,250
FMG Resources (August 2006) Pty Ltd. - 144A	600,000	4.750	5/15/2022	618,750
Hudbay Minerals, Inc. - 144A	460,000	7.625	1/15/2025	507,150
				2,560,688

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
OIL & GAS - 8.8%
Antero Resources Corp. ^	$490,000	5.375%	11/1/2021	$505,161
Antero Resources Corp.	240,000	5.125	12/1/2022	244,800
Carrizo Oil & Gas, Inc.	525,000	7.500	9/15/2020	534,516
Continental Resources, Inc.	400,000	5.000	9/15/2022	397,748
Denbury Resources, Inc. - 144A	520,000	9.000	5/15/2021	497,900
EP Energy LLC - 144A	455,000	8.000	11/29/2024	461,825
Hilcorp Energy I LP - 144A	760,000	5.000	12/1/2024	725,420
MEG Energy Corp. - 144A	750,000	6.375	1/30/2023	631,875
MEG Energy Corp. - 144A	750,000	6.500	1/15/2025	728,437
Murphy Oil USA, Inc.	475,000	5.625	5/1/2027	501,719
Newfield Exploration Co.	600,000	5.375	1/1/2026	628,500
Oasis Petroleum, Inc. ^	395,000	6.875	3/15/2022	393,025
PBF Holding Co. LLC - 144A ^	775,000	7.250	6/15/2025	763,375
RSP Permian, Inc. - 144A ^	400,000	5.250	1/15/2025	408,000
Sanchez Energy Corp. ^	610,000	6.125	1/15/2023	500,200
SM Energy Co. ^	550,000	5.625	6/1/2025	517,000
WPX Energy, Inc. ^	520,000	6.000	1/15/2022	536,900
				8,976,401
OIL & GAS SERVICES - 2.0%
Bristow Group, Inc.	350,000	6.250	10/15/2022	228,375
Caterpillar Financial Services Corp.	505,000	1.300	3/1/2018	499,950
KCA Deutag UK Finance PLC - 144A ^	500,000	9.875	4/1/2022	505,000
SESI LLC	525,000	7.125	12/15/2021	530,906
Weatherford International Ltd. - 144A	275,000	9.875	2/15/2024	296,313
				2,060,544
PACKAGING & CONTAINERS - 1.1%
Crown Cork & Seal Co., Inc.	500,000	7.375	12/15/2026	588,750
Owens-Brockway Glass Container, Inc. - 144A	450,000	5.375	1/15/2025	484,875
				1,073,625
PHARMACEUTICALS - 1.8%
Endo Finance LLC - 144A	350,000	5.375	1/15/2023	301,000
Endo Finance LLC - 144A	225,000	6.000	2/1/2025	191,531
Valeant Pharmaceuticals International, Inc. - 144A	690,000	5.875	5/15/2023	596,850
Valeant Pharmaceuticals International, Inc. - 144A ^	650,000	7.000	3/15/2024	693,875
				1,783,256
PIPELINES - 5.3%
Antero Midstream Partners LP - 144A	500,000	5.375	9/15/2024	520,000
Cheniere Corpus Christi Holdings LLC	900,000	7.000	6/30/2024	1,035,000
DCP Midstream Operating LP - 144A	915,000	8.850	5/21/2043	857,813
Genesis Energy LP	600,000	6.000	5/15/2023	597,000
Holly Energy Partners LP - 144A	660,000	6.000	8/1/2024	690,525
Rose Rock Midstream LP	500,000	5.625	7/15/2022	498,750
Summit Midstream Holdings LLC	530,000	5.750	4/15/2025	539,275
Tallgrass Energy Partners LP - 144A	675,000	5.500	9/15/2024	694,406
				5,432,769
REAL ESTATE - 2.2%
Kennedy-Wilson, Inc.	575,000	5.875	4/1/2024	592,969
Realogy Group LLC - 144A	855,000	5.250	12/1/2021	899,887
Realogy Group LLC - 144A	755,000	4.875	6/1/2023	766,325
				2,259,181
REITS - 2.4%
CTR Partnership LP	575,000	5.250	6/1/2025	591,531
ESH Hospitality, Inc. - 144A ^	490,000	5.250	5/1/2025	513,275
iStar, Inc.	675,000	6.000	4/1/2022	700,313
Starwood Property Trust, Inc. - 144A	575,000	5.000	12/15/2021	600,875
				2,405,994

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2017

	Principal	Interest		Maturity
Security	Amount	Rate		Date	Value
RETAIL - 3.1%
Broker International, Inc. - 144A	$750,000	5.000%		10/1/2024	$751,875
Conn’s, Inc.	920,000	7.250		7/15/2022	878,600
FirstCash, Inc. - 144A	350,000	5.375		6/1/2024	369,687
KFC Holding Co./Pizza Hut Holdings LLC - 144A	500,000	4.750		6/1/2027	516,875
Sysco Corp. - 144A	583,000	5.250		8/1/2025	601,948
					3,118,985
SEMICONDUCTORS - 0.9%
NXP Funding LLC - 144A	500,000	4.625		6/1/2023	541,340
Sensata Technologies BV - 144A	334,000	4.875		10/15/2023	346,942
Sensata Technologies BV - 144A	54,000	5.000		10/1/2025	57,105
					945,387
SOFTWARE - 0.7%
Donnelley Financial Solutions, Inc.	152,000	8.250		10/15/2024	162,640
Nuance Communications, Inc. - 144A	475,000	5.625		12/15/2026	508,250
					670,890
TELECOMMUNICATIONS - 7.1%
CenturyLink, Inc,	500,000	5.625		4/1/2025	495,000
Embarq Corp.	600,000	7.995		6/1/2036	612,750
Hughes Satellite Systems	700,000	6.625		8/1/2026	767,375
Intelsat Jackson Holdings SA ^	700,000	5.500		8/1/2023	607,250
Plantronics, Inc. - 144A	475,000	5.500		5/31/2023	498,156
Sprint Corp.	1,325,000	7.250		9/15/2021	1,474,063
Sprint Corp. ^	1,055,000	7.875		9/15/2023	1,200,062
Sprint Corp. ^	830,000	7.125		6/15/2024	911,962
Telesat Canada - 144A	600,000	8.875		11/15/2024	678,000
					7,244,618

TOTAL BONDS & NOTES (Cost - $94,016,736)					96,252,577
		Interest
Security	Shares	Rate
SHORT-TERM INVESTMENT - 4.8%
MONEY MARKET FUND - 4.8%
First American Government Obligations Fund, 0.60%	4,920,630	0.60	% +		4,920,630
TOTAL SHORT-TERM INVESTMENT (Cost - $4,920,630)

COLLATERAL FOR SECURITIES LOANED - 15.2%
Mount Vernon Prime Portfolio (Cost - $15,512,920)	15,512,920	1.32	% +		15,512,920

TOTAL INVESTMENTS - 114.4% (Cost - $114,450,286)					$116,686,127
LIABILITIES LESS OTHER ASSETS - (14.4)%					(14,674,203)
NET ASSETS - 100.0%					$102,011,924

^	All or a portion of these securities are on loan. Total loaned securities had a value of $15,171,436 at July 31, 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

LLC - Limited Liability Corporation

LP - Limited Partnership

REITS - Real Estate Investment Trusts.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $114,451,925 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$2,396,351
Unrealized Depreciation	(162,149)
Net Unrealized Appreciation	$2,234,202

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 73.8%
APPAREL - 0.8%
Hanesbrands, Inc.	13,000	$297,960

AUTO MANUFACTURERS - 2.0%
General Motors Co.	21,300	766,374

CHEMICALS - 1.8%
CF Industries Holdings, Inc.	13,000	381,550
LyondellBasell Industries NV	3,500	315,315
		696,865
COMPUTERS - 2.9%
Apple, Inc.	5,000	743,650
International Business Machines Corp.	2,500	361,675
		1,105,325
DISTRIBUTION/WHOLESALE - 1.0%
Fastenal Co.	9,000	386,640

ELECTRIC - 4.4%
Entergy Corp.	10,600	813,232
Exelon Corp.	3,000	115,020
PPL Corp.	19,900	762,767
		1,691,019
ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
Emerson Electric Co.	12,900	768,969

ELECTRONICS - 0.5%
Corning, Inc.	7,000	203,980

ENTERTAINMENT - 3.8%
Regal Entertainment Group ^	75,800	1,441,716

FOOD - 1.4%
Kroger Co.	22,000	539,440

LODGING - 4.2%
Las Vegas Sands Corp.	26,000	1,601,860

MEDIA - 0.3%
Nielsen NV *	3,000	129,030

MINING - 2.7%
Cameco Corp. *	20,000	205,000
Compass Minerals International, Inc.	12,000	828,600
		1,033,600
MISCELLANEOUS MANUFACTURING - 3.9%
General Electric Co.	58,200	1,490,502

OIL & GAS - 0.8%
Valero Energy Corp.	4,500	310,365

PHARMACEUTICALS - 7.8%
AbbVie, Inc.	22,300	1,558,993
GlaxoSmithKline PLC - ADR	35,000	1,418,200
		2,977,193

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
July 31, 2017

Security	Shares		Value
REITS - 13.3%
American Campus Communities, Inc.	3,000		$143,820
EPR Properties	10,400		752,752
GGP, Inc.	16,000		361,760
Hospitality Properties Trust	13,000		377,780
Host Hotels & Resorts, Inc.	85,000		1,586,100
Macerich Co.	3,000		172,170
Ventas, Inc.	23,200		1,562,520
Weingarten Realty Investors	4,000		129,840
			5,086,742
RETAIL - 4.6%
L Brands, Inc.	16,700		774,713
Macy’s, Inc.	5,000		118,750
Target Corp.	15,500		878,385
			1,771,848
SAVINGS & LOANS - 3.1%
New York Community Bancorp, Inc.	62,000		814,060
People’s United Financial, Inc.	22,000		383,680
			1,197,740
SEMICONDUCTORS - 2.0%
QUALCOMM, Inc.	14,000		744,660

TELECOMMUNICATIONS - 8.8%
AT&T, Inc.	42,100		1,641,900
Verizon Communications, Inc.	35,800		1,732,720
			3,374,620
TRANSPORTATION - 1.7%
CH Robinson Worldwide, Inc.	5,700		373,920
United Parcel Service, Inc.	2,500		275,725
			649,645

TOTAL COMMON STOCK (Cost - $28,165,750)			28,266,093

EXCHANGE TRADED FUNDS - 18.3%
EQUITY FUNDS - 18.3%
Guggenheim Solar ETF	20,000		432,800
Global SuperDividend US ETF	92,832		2,374,642
Global X MLP ETF	146,000		1,607,460
iShares International Select Dividend ETF	72,000		2,412,720
SPDR S&P Metals & Mining ETF	6,000		188,640
TOTAL EXCHANGE TRADED FUNDS (Cost - $6,895,925)			7,016,262

		Contracts**	Value
PURCHASED OPTIONS * - 0.6%
PURCHASED PUT OPTIONS * - 0.6%
iShares Iboxx $ High Yield Corporate Bond ETF, Expiration September 2017, Exercise Price $87		100	4,000
PowerShares QQQ Trust ETF, Expiration September 2017, Exercise Price $137		50	6,250
PowerShares QQQ Trust ETF, Expiration December 2017, Exercise Price $137		100	33,500
PowerShares QQQ Trust ETF, Expiration March 2018, Exercise Price $137		50	24,400
S&P 500 Index, Expiration September 2017, Exercise Price $2,400		15	19,275
S&P 500 Index, Expiration December 2017, Exercise Price $2,400		15	64,875
S&P 500 Index, Expiration March 2018, Exercise Price $2,400		15	102,300
TOTAL OPTIONS PURCHASED (Cost - $562,623)			254,600

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Alternative Dividend Fund (Continued)
July 31, 2017

		Interest
Security	Shares	Rate		Value
SHORT-TERM INVESTMENT - 7.0%
MONEY MARKET FUND - 7.0%
Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class	2,669,136	0.91	% +	$2,669,136
TOTAL SHORT-TERM INVESTMENT (Cost - $2,669,136)

COLLATERAL FOR SECURITIES LOANED - 3.9%
Mount Vernon Prime Portfolio, 1.32% + (Cost - $1,482,079)	1,482,079	1.32	% +	1,482,079

TOTAL INVESTMENTS - 103.6% (Cost - $39,775,513)				$39,688,170
LIABILITIES LESS OTHER ASSETS - (3.6)%				(1,373,414)
NET ASSETS - 100.0%				$38,314,756

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2017

^	All of a portion of these securities are on loan. Total loaned securities had a value of $1,427,299 at July 31, 2017.

ADR - American Depositary Receipt.

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $39,823,219 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$1,078,950
Unrealized Depreciation	(1,213,999)
Net Unrealized Depreciation	$(135,049)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund
July 31, 2017

Security	Principal Amount		Interest Rate%		Maturity Date	Value
CORPORATE BONDS & NOTES - 41.3%
AGRICULTURE - 1.6%
BAT International Finance PLC	200,000	EUR	0.8750		10/13/2023	$232,142
Imperial Brands Finance PLC	200,000	EUR	2.2500		2/26/2021	249,946
						482,088
AUTO MANUFACTURERS - 2.9%
BMW Finance NV	350,000	EUR	0.7500		4/15/2024	412,481
FCE Bank PLC	200,000	EUR	1.8750		6/24/2021	248,446
Volkswagen Intenational Finance NV	200,000	EUR	1.1250		10/2/2023	235,998
						896,925
BANKS - 14.5%
ABN AMRO Bank NV	200,000	EUR	6.3750		4/27/2021	286,904
Banco de Sabadell SA	200,000	EUR	0.6250		11/3/2020	240,397
Banco Santander SA	200,000	EUR	1.3750		2/9/2022	243,100
BNP Paribas SA	200,000	EUR	2.8750		9/26/2023	268,905
BPCE SA	100,000	EUR	4.6250		7/18/2023	141,050
CaixaBank SA	300,000	EUR	0.6250		11/12/2020	360,890
Commonwealth Bank of Australia	200,000	EUR	2.0000	+	4/22/2027	243,761
Credit Agricole SA/London	100,000	EUR	1.8750		2/13/2019	122,174
Danske Bank A/S	250,000	EUR	0.5000		5/6/2021	298,809
HSBC Holdings PLC	200,000	EUR	6.0000		6/10/2019	261,660
ING Bank NV	100,000	EUR	3.6250		2/25/2021	130,012
Intesa Sanpaolo SpA	200,000	EUR	4.3750		10/15/2019	258,573
KBC Group NV	200,000	EUR	2.3750	+	11/25/2024	246,620
Lloyds Bank PLC	150,000	EUR	6.5000		3/24/2020	205,645
National Australia Bank Ltd.	100,000	GBP	5.1250		12/9/2021	154,523
Nordea Bank AB	200,000	EUR	1.0000	+	9/7/2026	237,446
Santander UK PLC	100,000	EUR	2.0000		1/14/2019	121,555
Skandinaviska Enskilda Banken AB	200,000	EUR	1.3750	+	10/31/2028	236,298
Societe Generale SA	100,000	EUR	0.7500		5/26/2023	119,823
UBS Group Funding Switzerland AG	200,000	EUR	1.2500		9/1/2026	234,568
						4,412,710
BEVERAGES - 1.8%
Anheuser-Busch InBev SA/NV	250,000	USD	0.8750		3/17/2022	303,837
Pernod Richard SA	200,000	EUR	1.5000		5/18/2026	242,804
						546,641
CHEMICALS - 2.2%
Air Liquide Finance SA	400,000	EUR	0.7500		6/13/2024	477,732
Linde Finance BV	150,000	EUR	3.1250		12/12/2018	184,911
						662,643
DIVERSIFIED FINANCIAL SERVICES - 0.4%
Cabot Financial Luxembourg SA	100,000	GBP	6.5000		4/1/2021	136,330

ELECTRIC - 4.7%
Cadent Finance PLC	400,000	EUR	0.6250		9/22/2024	459,555
Enel Finance International NV	200,000	EUR	1.9660		1/27/2025	252,501
Engie SA	200,000	EUR	2.3750		5/19/2026	261,954
Iberdrola Finanzas SAU	200,000	EUR	1.0000		3/7/2025	236,633
Innogy Finance BV	200,000	EUR	1.0000		4/13/2025	235,735
						1,446,378
ELECTRONICS - 0.4%
Trionista Holdco GmbH	100,000	EUR	5.0000		4/30/2020	120,308

ENGINEERING & CONSTRUCTION - 2.4%
ABB Finance BV	350,000	EUR	2.6250		3/26/2019	431,124
Heathrow Funding LTD	100,000	GBP	7.1250		2/14/2024	170,187
Heidelbergcement AG	100,000	EUR	2.2500		6/3/2024	126,807
						728,119
FOOD - 0.6%
Danone SA	200,000	EUR	0.7090		11/3/2024	235,285

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

Security	Principal Amount		Interest Rate%	Maturity Date	Value
INSURANCE - 1.7%
Great-West Lifeco, Inc.	200,000	EUR	2.5000	4/18/2023	$259,427
Willow No 2 Ireland PLC for Zurich Insurance Co Ltd	200,000	EUR	3.3750	6/27/2022	270,404
					529,830
IRON / STEEL - 0.2%
BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC - 144A	50,000	USD	6.5000	5/15/2021	52,875

MEDIA - 0.8%
Altice Financing SA	100,000	EUR	6.5000	1/15/2022	124,196
SFR Group SA - 144A	100,000	EUR	5.6250	5/15/2022	128,453
					252,649
MINING - 0.8%
Anglo American Capital PLC	100,000	EUR	3.2500	4/3/2023	131,439
Glencore Finance Europe SA	100,000	EUR	1.6250	1/18/2022	122,741
					254,180
OIL & GAS - 2.4%
BG Energy Capital PLC	250,000	EUR	1.2500	11/21/2022	306,750
BP Capital Markets PLC	250,000	EUR	0.8300	9/19/2024	293,900
Petrobras Global Finance BV	100,000	EUR	5.8750	3/7/2022	132,384
					733,034
PACKAGING & CONTAINERS - 0.4%
Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc - 144A	100,000	EUR	4.1250	5/15/2023	125,803

PHARMACEUTICALS - 0.4%
Grifols SA - 144A	100,000	EUR	3.2000	5/1/2025	119,988

SAVINGS & LOANS - 1.5%
Nationwide Building Society	250,000	EUR	1.6250	4/3/2019	303,505
Nationwide Building Society	100,000	GBP	5.6250	9/9/2019	145,158
					448,663
TELECOMMUNICATIONS - 1.4%
Deutsche Telekom International Finance BV	200,000	EUR	0.6250	4/3/2023	237,304
Inmarsat Finance PLC	100,000	USD	4.8750	5/15/2022	102,750
Telecom Italia SpA/Milano	50,000	GBP	6.3750	6/24/2019	72,153
					412,207

TOTAL CORPORATE BONDS & NOTES (Cost - $11,977,322)					12,596,653

FOREIGN GOVERNMENT BONDS - 54.8%
Bundesrepublik Deutschland	400,000	EUR	0.2500	2/15/2027	461,771
Bundesrepublik Deutschland	50,000	EUR	2.5000	7/4/2044	75,436
Canadian Government Bond	150,000	CAD	3.5000	12/1/2045	144,221
Denmark Government Bond	2,000,000	DKK	3.0000	11/15/2021	361,820
Deutsche Bundesrepublik Inflation Linked Bond	410,000	EUR	0.1000	4/15/2026	537,007
French Republic Government Bond OAT	320,000	EUR	0.5000	5/25/2026	372,674
French Republic Government Bond OAT	250,000	EUR	0.2500	11/25/2026	282,170
French Republic Government Bond OAT	130,000	EUR	4.7500	4/25/2035	236,027
French Republic Government Bond OAT	160,000	EUR	4.5000	4/25/2041	297,225
Hungary Government International Bond	100,000	USD	5.3750	3/25/2024	113,785
Indonesia Government International Bond	200,000	EUR	2.1500	7/18/2024	240,552
Ireland Government Bond	110,000	EUR	5.4000	3/13/2025	176,022
Italy Buoni Poliennali Del Tesoro	400,000	EUR	3.7500	9/1/2024	541,727
Italy Buoni Poliennali Del Tesoro	340,000	EUR	4.5000	3/1/2024	479,199
Italy Buoni Poliennali Del Tesoro	220,000	EUR	5.0000	9/1/2040	340,400
Italy Buoni Poliennali Del Tesoro	100,000	EUR	5.5000	11/1/2022	145,155
Italy Buoni Poliennali Del Tesoro	150,000	EUR	4.2500	9/1/2019	192,772
Japan Government Ten Year Bond	133,850,000	JPY	0.8000	9/20/2022	1,264,587
Japan Government Thirty Year Bond	72,800,000	JPY	2.5000	6/20/2036	891,063
Japan Government Twenty Year Bond	85,000,000	JPY	1.7000	9/20/2033	927,693
Japan Government Twenty Year Bond	185,250,000	JPY	1.9000	9/20/2023	1,875,933
Japan Government Twenty Year Bond	101,500,000	JPY	2.1000	12/20/2027	1,108,846

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

Security	Principal Amount		Interest Rate%		Maturity Date	Value
FOREIGN GOVERNMENT BONDS - 54.8% (Continued)
Japan Government Two Year Bond	11,750,000	JPY	0.1000		5/15/2018	$106,526
Kingdom of Belgium Government	110,000	EUR	4.2500		9/28/2022	158,798
Kingdom of Belgium Government - 144A	110,000	EUR	5.0000		3/28/2035	205,340
Korea Treasury Bond	728,590,000	KRW	3.0000		9/10/2024	690,355
Malaysia Government Bond	400,000	MYR	3.9000		11/30/2026	91,999
Mexican Bonos	2,700,000	MXN	5.7500		3/5/2026	140,634
Province of Ontario Canada	230,000	CAD	2.4000		6/2/2026	179,967
Republic of Austria Government Bond	220,000	EUR	1.2000		10/20/2025	275,721
Republic of Poland Government Bond	300,000	PLN	5.7500		9/23/2022	95,079
Romanian Government International Bond	100,000	EUR	2.8750		10/28/2024	128,517
Russian Foreign Bond - Eurobond	200,000	USD	4.2500		6/23/2027	202,055
Spain Government Bond	50,000	EUR	1.9500		4/30/2026	62,120
Spain Government Bond	350,000	EUR	4.1000		7/30/2018	431,143
Spain Government Bond	250,000	EUR	3.8000		4/30/2024	352,534
Spain Government Bond	130,000	EUR	4.2000		1/31/2037	196,960
Spain Government Bond	250,000	EUR	4.4000		10/31/2023	362,325
Spain Government Bond	80,000	EUR	5.4000		1/31/2023	119,660
Sweden Government Bond	640,000	SEK	4.2500		3/12/2019	85,477
Swiss Confederation Government Bond	400,000	CHF	4.0000		2/11/2023	516,578
United Kingdom Gilt	270,000	GBP	3.2500		1/22/2044	455,487
United Kingdom Gilt	20,000	GBP	4.0000		1/22/2060	44,521
United Kingdom Gilt	155,000	GBP	4.5000		12/7/2042	312,697
United Kingdom Gilt	160,000	GBP	4.2500		6/7/2032	285,002
United Kingdom Gilt	60,000	GBP	4.2500		12/7/2055	134,484
TOTAL FOREIGN GOVERNMENT BONDS (Cost - $16,321,441)						16,700,061

MORTGAGE BACKED SECURITIES - 0.2%
Sunrise Srl 2015-3 A1 (Cost - $54,527)	48,766	EUR	0.5290	+	5/27/2035	57,728

WHOLE LOAN COLLATERAL - 0.8%
Bankinter 10 FTA	109,185	EUR	0.2700	+	6/21/2043	127,335
Fondo de Titulizacion de Activos Santander Hipotecario 2	49,575	EUR	0.9800	+	1/18/2049	57,523
Silverstone Master Issuer PLC	35,000	GBP	0.6584	+	1/21/2070	46,212
TOTAL WHOLE LOAN COLLATERAL (Cost - $221,504)						231,070

	Shares
SHORT-TERM INVESTMENTS - 1.2%
MONEY MARKET FUND - 1.2%
Fidelity Institutional Money Market
Funds - Government Portfolio (Cost - $367,139)	367,139		0.3740	+		367,139

TOTAL INVESTMENTS - 98.2% (Cost - $28,941,933) (a)						$29,952,651
LIABILITIES IN EXCESS OF OTHER ASSETS - 1.8%						538,627
NET ASSETS - 100.0%						$30,491,278

CAD - Canadian Dollar	EUR - Euro	KRW - South Korean Won	PLN - Polish Zloty

CHF - Swiss Franc	GBP - United Kingdom Pound	MXN - Mexican Peso	SEK - Swedish Krona

DKK - Danish Krone	JPY - Japanese Yen	MYR - Malaysian Ringgit	USD - US Dollar

+	Variable rate security. Interest rate is as of April 30, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The 144A securities amounted to $2,017,463 or 7.0% of net assets.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (excluding futures) is $28,941,933 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$1,295,397
Unrealized Depreciation:	(284,678)
Net Unrealized Appreciation:	$1,010,719

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

Futures Contracts	Contracts	Unrealized Appreciation (Depreciation)
FUTURES CONTRACTS PURCHASED *
AUST 10Y BOND Future maturing September 2017
(Underlying Face Amount at Value $388,477)	5	$(12,590)
Canadian 10Y Bond Future maturing September 2017
(Underlying Face Amount at Value $878,270	8	(65,840)
EURO BUXL 30Y BND Future maturing September 2017
(Underlying Face Amount at Value $764,558)	4	(16,240)
EURO-SCHATZ Future maturing September 2017
(Underlying Face Amount at Value $2,642,612)	20	(125)
JPN 10Y Bond Future maturing September 17, 2017
(Underlying Face Amount at Value $1,358,975)		360,000
Long Gilt Future maturing September 2017
(Underlying Face Amount at Value $830,693)	5	(7,100)
NET UNREALIZED GAIN FROM FUTURES CONTRACTS PURCHASED		258,105

FUTURES CONTRACTS SOLD *
EURO-BOBL Future maturing September 2017
(Underlying Face Amount at Value $2,864,087)	(17)	11,740
EURO-BOND Future maturing September 2017
(Underlying Face Amount at Value $2,646,880)	(15)	35,700
NET UNREALIZED LOSS FROM FUTURES CONTRACTS SOLD		47,440

NET UNREALIZED GAIN FROM FUTURES CONTRACTS		$305,545

*	Face amounts are the underlying reference notional amounts to stock exchange indices and bonds upon which the fair value of the futures contracts traded by the Fund are based. While face amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund’s futures contracts, the underlying price changes in relation to the variables specified by the face amounts affect the fair value of these derivative financial instruments. Instrument is non-income producing.

Portfolio Composition ** - (Unaudited)
Japan	23.6%	Canada	3.6%
Britain	13.1%	Sweden	3.2%
France	10.4%	Belgium	3.0%
Spain	7.4%	Switzerland	2.6%
Netherlands	7.0%	Other Countries	19.4%
Italy	6.7%	Total	100.00%

**	Based on total value of investments as of July 31, 2017.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

As of July 31, 2017 the following Forward Currency Exchange contracts were open:

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Buy:
Australian Dollar	8/30/2017	Barclay	852,728	$ 680,495	$ 33,419
Australian Dollar	8/30/2017	Citi	52,626	41,996	2,059
Australian Dollar	8/30/2017	Citi	23,000	18,354	891
British Pound	8/30/2017	Citi	34,000	44,874	643
British Pound	8/30/2017	Citi	23,000	30,356	665
Canadian Dollar	8/30/2017	Barclay	963,403	770,754	43,958
Canadian Dollar	8/30/2017	Citi	501,251	401,017	22,863
Canadian Dollar	8/30/2017	Citi	81,611	65,291	3,722
Canadian Dollar	8/30/2017	Citi	754,000	603,224	35,293
Canadian Dollar	8/30/2017	Barclay	27,000	21,601	807
Euro	8/30/2017	Citi	72,233	85,313	4,502
Euro	8/30/2017	Citi	13,095	15,466	526
Euro	8/30/2017	Citi	338,081	399,299	13,782
Euro	8/30/2017	Citi	57,000	67,321	2,214
Euro	8/30/2017	Citi	44,000	51,967	1,483
Japanese Yen	8/30/2017	Barclay	81,891,212	742,196	5,678
Japanese Yen	8/30/2017	Citi	198,616,309	1,800,098	13,851
Japanese Yen	8/30/2017	Barclay	2,598,250	23,548	312
Japanese Yen	8/30/2017	Barclay	55,363,621	501,771	11,509
New Zealand Dollar	8/30/2017	Barclay	107,497	80,547	2,743
Indonesian Rupiah	2/16/2016	Citi	4,075,219,000	303,233	(695)
Israeli Shekel	2/16/2016	Citi	270,000	76,096	(1,049)
Mexican Peso	2/16/2016	Barclay	1,073,984	59,412	339
Mexican Peso	2/16/2016	Citi	6,904,310	381,944	2,597
Russian Ruble	2/16/2016	Barclay	21,826,000	356,939	(2,062)
Singapore Dollar	2/16/2016	Barclay	120,000	88,518	1,426
South African Rand	3/10/2016	Barclay	70,000	5,238	(49)
South African Rand	3/10/2016	Citi	1,490,000	111,491	(1,031)

					$ 200,397

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

Forward Currency Contracts
					Unrealized
	Settlement		Local Currency	U.S. Dollar	Appreciation
Foreign Currency	Date	Counterparty	Amount Purchased	Market Value	(Depreciation)
To Sell:
British Pound	8/30/2017	Citi	(355,330)	$ (468,974)	$ (7,338)
Canadian Dollar	8/30/2017	Citi	(761,000)	(608,824)	(23,652)
Canadian Dollar	8/30/2017	Barclay	(8,349)	(6,679)	(257)
Canadian Dollar	8/30/2017	Barclay	(205,558)	(164,453)	(5,881)
Danish Krone	8/30/2017	Barclay	(1,057,686)	(167,995)	(9,162)
Danish Krone	8/30/2017	Citi	(374,730)	(59,519)	(3,247)
Euro	8/30/2017	Barclay	(689,696)	(814,584)	(42,987)
Euro	8/30/2017	Citi	(2,585,001)	(3,053,085)	(161,115)
Euro	8/30/2017	Citi	(283,132)	(334,401)	(16,731)
Euro	8/30/2017	Citi	(50,000)	(59,054)	(1,903)
Euro	8/30/2017	Citi	(380,785)	(449,736)	(13,922)
Euro	8/30/2017	Barclay	(96,570)	(114,057)	(3,111)
Euro	8/30/2017	Citi	(25,957)	(30,657)	(811)
Euro	8/30/2017	Citi	(1,057,215)	(1,248,652)	(67,343)
Euro	8/30/2017	Citi	(51,568)	(60,906)	(3,351)
Euro	8/30/2017	Barclay	(144,609)	(170,794)	(9,285)
Euro	8/30/2017	Barclay	(513,227)	(606,161)	(16,675)
Japanese Yen	8/30/2017	Citi	(8,387,239)	(76,015)	(585)
Japanese Yen	8/30/2017	Barclay	(33,717,000)	(305,584)	(3,935)
Japanese Yen	8/30/2017	Barclay	(37,423,000)	(339,172)	(5,523)
Swiss Franc	8/30/2017	Citi	(161,971)	(168,213)	(1,487)
Euro	10/17/2017	Barclay	(42,681)	(50,536)	(1,722)
Euro	10/17/2017	Barclay	(8,621)	(10,207)	(350)
Euro	10/17/2017	Citi	(18,206)	(21,557)	(551)
Mexican Peso	10/17/2017	Citi	(6,904,310)	(381,944)	(2,315)
Mexican Peso	10/17/2017	Barclay	(603,000)	(33,358)	(857)

					$ (404,096)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Opportunity Bond Fund (Continued)
July 31, 2017

Forward Currency Contracts
				Local Currency	Local Currency	U.S. Dollar	U.S. Dollar	Unrealized
		Settlement		Amount Purchased	Amount Purchased	Market Value	Market Value	Appreciation
Foreign Currency		Date	Counterparty	Buy	Sell	Buy	Sell	(Depreciation)
To Buy:	To Sell:
British Pound	Euro	8/30/2017	Citi	934,081	(1,057,215)	$ 1,232,826	$ (1,248,652)	$ (15,826)
Danish Krone	Euro	8/30/2017	Citi	193,000	(25,957)	30,655	(30,657)	(2)
Euro	Danish Krone	8/30/2017	Barclays Bank	142,189	(1,057,686)	167,936	(167,995)	(59)
Euro	Swiss Franc	8/30/2017	Citi	149,255	(161,971)	176,281	(168,213)	8,069
Euro	Danish Krone	8/30/2017	Citi	50,376	(374,730)	59,498	(59,519)	(22)
Norwegian Krone	Euro	8/30/2017	Citi	492,066	(51,568)	62,323	(60,906)	1,416
Swedish Krona	Euro	8/30/2017	Barclays Bank	1,414,532	(144,609)	175,200	(170,794)	4,406
Swedish Krona	Euro	8/30/2017	Barclays Bank	4,981,000	(513,227)	616,932	(606,161)	10,771
Czech Koruna	Euro	10/17/2017	Barclays Bank	1,121,861	(42,681)	51,037	(50,536)	501
Polish Zloty	Euro	10/17/2017	Barclays Bank	36,768	(8,621)	10,185	(10,207)	(23)
Polish Zloty	Euro	10/17/2017	Citi	77,000	(18,206)	21,329	(21,557)	(227)

								$ 9,003

Total Unrealized Gain on Forward Currency Contracts								$ (194,695)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date	Value
CONVERTIBLE BONDS - 73.8%
BUILDING MATERIALS - 2.7%
Cemex SAB de CV	$420,000	3.7500%	3/15/2018	$511,350

COMMERCIAL SERVICES - 6.9%
LendingTree, Inc. - 144A	310,000	0.6250	6/1/2022	391,181
Live Nation Entertainment, Inc.	485,000	2.5000	5/15/2019	572,906
Square, Inc. - 144A	250,000	0.3750	3/1/2022	333,437
				1,297,524
DIVERSIFIED FINANCIAL SERVICES - 2.6%
Blackhawk Network Holdings, Inc.	425,000	1.5000	1/15/2022	478,922

HEALTHCARE-PRODUCTS - 5.3%
NuVasive, Inc.	385,000	2.2500	3/15/2021	482,694
Wright Medical Group, Inc.	462,000	2.0000	2/15/2020	506,179
				988,873
HOME BUILDERS - 2.3%
CalAtlantic Group, Inc.	368,000	1.6250	5/15/2018	431,940

INSURANCE - 3.8%
AmTrust Financial Services, Inc.	480,000	2.7500	12/15/2044	377,400
Fidelity National Financial, Inc.	120,000	4.2500	8/15/2018	323,775
				701,175
INTERNET - 9.2%
FireEye, Inc.	368,000	1.6250	6/1/2035	336,030
Pandora Media, Inc.	435,000	1.7500	12/1/2020	416,241
Priceline Group, Inc.	320,000	0.3500	6/15/2020	504,400
VeriSign, Inc.	157,000	4.4520	9/22/2024	466,094
				1,722,765
MEDIA - 3.2%
World Wrestling Entertainment, Inc. - 144A	550,000	3.3750	12/15/2023	600,875

OIL & GAS - 7.4%
Ensco Jersey Finance Ltd. - 144A	460,000	3.0000	1/31/2024	365,125
Oasis Petroleum, Inc.	465,000	2.6250	9/15/2023	457,153
PDC Energy, Inc.	590,000	1.1250	9/15/2021	557,919
				1,380,197
PHARMACEUTICALS - 5.5%
Herbalife Ltd.	330,000	2.0000	8/15/2019	334,744
Ironwood Pharmaceuticals, Inc.	270,000	2.2500	6/15/2022	348,300
Pacira Pharmaceuticals, Inc. - 144A	345,000	2.3750	4/1/2022	348,234
				1,031,278
SEMICONDUCTORS - 18.6%
Micron Technology, Inc.	475,000	3.0000	11/15/2043	513,297
NVIDIA Corp. ^	81,000	1.0000	12/1/2018	654,328
ON Semiconductor Corp.	385,000	1.0000	12/1/2020	415,800
Rambus, Inc.	324,000	1.1250	8/15/2018	379,080
Silicon Laboratories, Inc. - 144A	405,000	1.3750	3/1/2022	438,413
Teradyne, Inc. - 144A	500,000	1.2500	12/15/2023	634,687
Veeco Instruments, Inc.	415,000	2.7000	1/15/2023	446,644
				3,482,249
SOFTWARE - 2.9%
Nice Systems, Inc. - 144A	500,000	1.2500	1/15/2024	539,687

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2017

	Principal	Interest	Maturity
Security	Amount	Rate	Date		Value
TELECOMMUNICATIONS - 3.4%
Gogo, Inc. ^	$690,000	3.7500%	3/1/2020		$642,994

TOTAL CONVERTIBLE BONDS (Cost - $12,635,063)					13,809,829

			Dividend
		Shares	Rate
PREFERRED STOCK - 22.5%
DIVERSIFIED FINANCIAL SERVICES - 2.9%
AMG Capital Trust II ^		8,900	5.1500%		551,244

HAND/MACHINE TOOLS - 2.2%
Stanley Black & Decker, Inc.		3,800	5.3750%		407,854

HEALTCARE SERVICES - 3.1%
Anthem, Inc.		11,200	5.2500%		576,576

METAL FABRICATION/HARDWARE - 2.6%
Rexnord, Corp.		9,200	5.7500%		494,684

OIL & GAS - 5.4%
Resolute Energy Corp. - 144A		385	8.1250%		501,466
WPX Energy, Inc.		10,175	6.2500%		511,090
					1,012,556
PHARMACEUTICALS - 3.5%
Allergan PLC		735	5.5000%		657,097

TELECOMUNICATIONS - 2.8%
T-Mobile US, Inc.		5,150	5.5000%		516,288

TOTAL PREFERRED STOCK (Cost - $4,237,230)					4,216,299
			Interest
			Rate
SHORT-TERM INVESTMENT - 3.3%
MONEY MARKET FUND - 3.3%
First American Government Obligations Fund		625,595	0.87	% +	625,595
TOTAL SHORT-TERM INVESTMENT (Cost - $625,595)

COLLATERAL FOR SECURITIES LOANED - 4.9%
Mount Vernon Prime Portfolio (Cost - $917,341)		917,341	1.32	% +	917,341

TOTAL INVESTMENTS - 104.5% (Cost - $18,415,229)					$19,569,064
LIABILITIES LESS OTHER ASSETS - (4.5)%					(872,753)
TOTAL NET ASSETS - 100.0%					$18,696,311

^	All or a portion of these securities are on loan. Total loaned securities had a value of $892,653 At July 31, 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,131,519 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$1,735,842
Unrealized Depreciation	(582,007)
Net Unrealized Appreciation	$1,153,835

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK -98.2%
AEROSPACE/DEFENSE - 2.4%
Northrop Grumman Corp. ^	4,095	$1,077,517
Raytheon Co.	3,301	567,013
		1,644,530
AIRLINES - 1.6%
Delta Air Lines, Inc. ^	21,765	1,074,321

BANKS - 14.7%
Bank of America Corp.	90,369	2,179,700
Huntington Bancshares, Inc.	68,889	912,779
JPMorgan Chase & Co.	28,646	2,629,703
Morgan Stanley	14,663	687,695
State Street Corp.	13,035	1,215,253
SunTrust Banks, Inc.	21,813	1,249,667
Wells Fargo & Co.	18,588	1,002,637
		9,877,434
BEVERAGES - 1.7%
PepsiCo, Inc.	9,864	1,150,241

BIOTECHNOLOGY - 3.5%
Amgen, Inc.	3,307	577,105
Celgene Corp. *	6,571	889,779
Gilead Sciences Inc.	11,722	891,927
		2,358,811
CHEMICALS - 1.9%
Dow Chemical Co.	20,326	1,305,742

COMMERCIAL SERVICES - 1.4%
Booz Allen Hamilton Holding Corp.	8,392	287,846
Quanta Services, Inc. *	19,649	662,761
		950,606
COMPUTERS - 0.8%
Hewlett Packard Enterprise Co.	31,288	547,853

COSMETICS / PERSONAL CARE - 1.5%
Procter & Gamble Co. ^	10,825	983,127

DIVERSIFIED FINANCIAL SERVICES - 4.4%
American Express Co. ^	8,954	763,149
Ameriprise Financial, Inc.	6,182	895,648
Discover Financial Services	14,049	856,146
E*Trade Financial Corp.	11,362	465,842
		2,980,785
ELECTRIC - 6.8%
American Electric Power Co., Inc.	11,489	810,434
DTE Energy Co.	5,941	636,044
Edison International	13,688	1,076,972
Public Service Enterprise Group, Inc.	21,418	963,167
Xcel Energy, Inc.	23,156	1,095,510
		4,582,127
ELECTRONICS - 1.0%
Honeywell International Inc.	4,948	673,522

ENVIRONMENTAL CONTROL - 1.6%
Waste Management, Inc.	13,778	1,035,416

FOOD - 2.8%
Hershey Co.	6,831	719,373
Kroger Co.	17,395	426,526
Tyson Foods, Inc. ^	11,721	742,643
		1,888,541
HAND / MACHINE TOOLS - 1.4%
Stanley Black & Decker, Inc.	6,695	941,920
Security	Shares	Value
HEALTHCARE-PRODUCTS - 3.7%
Danaher Corp. ^	7,243	$590,232
Hill-Rom Holdings, Inc.	5,055	376,699
Medtronic PLC	10,902	915,441
Thermo Fisher Scientific Inc.	3,367	591,010
		2,473,381
HEALTHCARE-SERVICES - 1.4%
UnitedHealth Group, Inc.	4,822	924,908

HOME BUILDERS - 0.7%
PulteGroup, Inc. ^	19,771	482,808

INSURANCE - 5.6%
Allstate Corp.	11,848	1,078,168
Berkshire Hathaway, Inc. *	2,483	434,451
Chubb Ltd.	9,863	1,444,535
MetLife, Inc.	8,603	473,165
XL Group Ltd.	7,519	333,844
		3,764,162
IRON / STEEL - 0.6%
Nucor Corp.	7,112	410,149

MEDIA - 4.7%
CBS Corp.	11,784	775,741
Comcast Corp. - Class A	26,241	1,061,449
Walt Disney Co.	11,734	1,289,919
		3,127,108
MISCELLANEOUS MANUFACTURING - 2.8%
Cummins Inc.	4,050	679,995
Parker-Hannifin Corp.	7,380	1,224,933
		1,904,928
OIL & GAS - 8.5%
Chevron Corp. ^	13,867	1,514,138
ConocoPhillips ^	16,920	767,660
Energen Corp	10,350	551,448
EOG Resources, Inc.	11,567	1,100,484
Exxon Mobil Corp. ^	15,504	1,240,940
Marathon Petroleum Corp.	9,148	512,197
		5,686,867
OIL & GAS SERVICES - 0.8%
Halliburton Co. ^	12,712	539,497

PACKAGING & CONTAINERS - 1.5%
WestRock Co.	17,305	993,653

PHARMACEUTICALS - 5.1%
Eli Lilly & Co.	9,090	751,380
Johnson & Johnson	10,854	1,440,543
Pfizer, Inc.	36,846	1,221,813
		3,413,736
REITS - 3.1%
Equity LifeStyle Properties, Inc. ^	7,904	690,019
Highwoods Properties Inc.	9,593	494,231
Prologis, Inc.	14,471	879,982
		2,064,232
RETAIL - 1.8%
Home Depot, Inc. ^	4,304	643,878
PVH Corp.	4,624	551,597
		1,195,475
SEMICONDUCTORS - 2.5%
Intel Corp. ^	9,312	330,297
ON Semiconductor Corp.	37,998	568,070
Qualcomm, Inc.	14,909	793,010
		1,691,376

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2017

Security	Shares	Value
SOFTWARE - 3.4%
Microsoft Corp.	10,877	$790,758
Oracle Corp.	29,807	1,488,263
		2,279,021
TELECOMMUNICATIONS - 4.6%
AT&T, Inc. ^	49,627	1,935,453
Cisco Systems, Inc.	36,460	1,146,667
		3,082,120
TOTAL COMMON STOCK (Cost - $54,636,449)		66,028,396

SHORT - TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
STIT-STIC Prime Portfolio - 0.52% +	1,214,434	1,214,434
(Cost - $1,214,434)

COLLATERAL FOR SECURITIES LOANED - 24.4%
Mount Vernon Prime Portfolio 1.12% +	16,390,700	16,390,700
(Cost - $16,390,700)
Value
TOTAL INVESTMENTS - 124.3% (Cost - $72,241,583) (a)	$83,633,530
LIABILITIES IN EXCESS OF OTHER ASSETS - (24.3)%	(16,371,018)
NET ASSETS - 100.0%	$67,262,512

REIT - Real Estate Investment Trust

*	Non-income producing security.

^	All or a portion of these securities are on loan. Total loaned securities had a value of $12,210,667 at July 31 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,241,583 and differs from fair value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$11,889,130
Unrealized Depreciation	(497,183)
Net Unrealized Appreciation	$11,391,947

Portfolio Composition * - (Unaudited)
Financial	21.9%	Technology	5.8%
Collateral for Securities Loaned	17.1%	Utilities	5.5%
Consumer, Non-Cyclical	16.3%	Consumer, Cyclical	4.4%
Energy	8.6%	Basic Materials	3.6%
Industrial	8.2%	Funds	1.7%
Communications	6.9%	Total	100.0%

*	Based on total value of investments as of July 31, 2017.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Focused Large Cap Growth Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 99.4%
AEROSPACE/DEFENSE - 1.4%
TransDigm Group, Inc. ^	3,722	$1,050,125

BIOTECHNOLOGY - 15.4%
Alexion Pharmaceuticals, Inc. *	11,385	1,563,616
BioMarin Pharmaceutical, Inc. *	8,419	738,599
Celgene Corp. ^ *	21,248	2,877,192
Illumina, Inc. *	9,753	1,695,559
Incyte Corp. *	11,739	1,564,691
Regeneron Pharmaceuticals, Inc. ^ *	5,423	2,666,055
		11,105,712
COMMERCIAL SERVICES - 4.0%
PayPal Holdings, Inc. ^ *	33,239	1,946,143
TransUnion *	20,026	917,792
		2,863,935
DIVERSIFIED FINANCIAL SERVICES - 13.3%
Charles Schwab Corp. ^	43,100	1,848,990
MasterCard, Inc. ^	26,664	3,407,659
Visa, Inc. - Class A ^	43,177	4,298,702
		9,555,351
HEALTHCARE PRODUCTS - 4.3%
Align Technology, Inc. *	6,684	1,117,765
Edwards Lifesciences Corp. *	17,204	1,981,557
		3,099,322
INTERNET - 26.0%
Alphabet, Inc. *	3,909	3,637,324
Amazon.com, Inc. *	4,341	4,287,953
Facebook, Inc. - Class A *	32,500	5,500,625
Palo Alto Networks, Inc. *	11,856	1,562,384
Priceline Group, Inc. *	1,835	3,722,298
		18,710,584
MACHINERY-DIVERSIFIED - 2.0%
The Middleby Corp. *	11,146	1,456,559

PHARMACEUTICALS - 1.0%
DexCom, Inc. ^ *	10,579	704,667

Security	Shares	Value
RETAIL - 13.5%
Domino’s Pizza Inc.	5,571	1,038,992
Home Depot, Inc.	8,912	1,333,235
Starbucks Corp. ^	46,779	2,525,130
TJX Cos. Inc. ^	19,623	1,379,693
Ulta Beauty, Inc. *	13,828	3,473,732
		9,750,782
SEMICONDUCTORS - 0.7%
NVIDIA Corp. ^	3,223	523,770

SOFTWARE - 17.8%
Adobe Systems, Inc.*	22,264	3,261,453
Salesforce.com, Inc. ^ *	43,582	3,957,246
ServiceNow, Inc. *	6,766	747305
Splunk, Inc. ^ *	19,327	1159813
Ultimate Software Group, Inc. ^ *	6,139	1,385,634
Veeva Systems, Inc. ^ *	15,983	1,019,076
Workday, Inc. - Class A *	12,765	1,303,434
		12,833,961

TOTAL COMMON STOCK (Cost - $47,109,920)		71,654,768

SHORT-TERM INVESTMENT - 0.6%
MONEY MARKET FUND - 0.6%
First American Institutional Prime Obligations Fund 1.11% + (Cost - $476,919)		476,919

COLLATERAL FOR SECURITIES LOANED - 30.6%
Mount Vernon Prime Portfolio, 1.32% + (Cost - $22,054,309)		22,054,309

TOTAL INVESTMENTS - 130.6% (Cost - $69,641,148)		$94,185,996
LIABILITIES LESS OTHER ASSETS - (30.6)%		(22,077,828)
NET ASSETS - 100.0%		$72,108,168

^	All or a portion of these securities are on loan. Total loaned securities had a value of $21,482,961 at July 31, 2017.

*	Non-Income producing security.

ADR - American Depositary Receipt.

+	Variable rate security. Interest rate is as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,063,343 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$24,588,662
Unrealized Depreciation	(466,009)
Net Unrealized Appreciation	$24,122,653

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 97.4%
ADVERTISING - 0.6%
WPP PLC	30,513	$621,781

AEROSPACE / DEFENSE - 0.8%
Airbus SE	5,846	486,492
BAE Systems PLC - ADR	5,194	167,507
Rolls-Royce Holdings PLC - ADR	17,948	210,351
		864,349
AGRICULTURE - 2.4%
British American Tobacco PLC	4,850	301,458
British American Tobacco PLC- ADR	20,770	1,298,540
Imperial Brands PLC	6,138	252,582
Swedish Match AB	19,275	676,688
		2,529,268
AIRLINES - 0.2%
Deutsche Lufthansa AG	982	21,003
International Consolidated Airlines Group SA	25,909	197,437
Turk Hava Yollari AO	1	3
		218,443
APPAREL - 0.7%
Adidas AG	3064	696,963

AUTO MANUFACTURERS - 1.3%
Hyundai Motor Co- ADR	2,288	101,587
Mazda Motor Corp	20,400	305,975
Nissan Motor Co Ltd	51,900	514,163
Suzuki Motor Corp	8,900	420,918
		1,342,643
AUTO PARTS & EQUIPMENT - 1.6%
Cie Generale des Etablissements Michelin	1,588	214,201
Cie Generale des Etablissements Michelin - ADR	3,500	94,780
Continental AG	1,281	287,398
GKN PLC	95,089	403,081
Sumitomo Electric Industries Ltd	25,000	403,197
Sumitomo Rubber Industries Ltd	10,200	176,470
Toyoda Gosei Co Ltd	6,100	143,601
		1,722,727
BANKS - 14.4%
ABN AMRO GROUP N.V.	10,384	292,316
Agricultural Bank of China Ltd	411,000	191,724
Akbank TAS	0	1
Banco Bilbao Vizcaya Argentaria SA	53,233	479,683
Banco Bradesco SA	6,600	63,297
Banco Bradesco SA- ADR	45,870	441,269
Banco de Sabadell SA	168,729	375,265
Banco do Brasil SA	19,000	174,557
Banco do Brasil SA - ADR	19,000	175,370
Banco Santander Brasil SA	31,000	253,059
Banco Santander Brasil SA - ADR	22,510	183,006
Banco Santander SA	233,831	1,585,506
BANCO SANTANDER SA-RIGHTS	6	1
Bangkok Bank PCL	2,400	13,302
Bank Hapoalim BM	62,122	430,470
Bank Leumi Le-Israel BM	54,789	263,314
Bank of China Ltd	386,000	189,856
Bank of Communications Co Ltd	384,000	284,064
Bank of Nova Scotia/The	14,251	887,980
Bankinter SA	11,709	113,495
BNP Paribas SA	15,598	1,203,877
China Construction Bank Corp	451,000	374,503
Concordia Financial Group Ltd	23,100	116,223
Credit Agricole SA	44,085	770,658
DNB ASA- ADR	8,000	157,280
ING Groep NV	81,969	1,525,286
Itau Unibanco Holding SA	26,180	276,126
Itau Unibanco Holding SA- ADR	30,340	361,349

Security	Shares	Value
BANKS (Continued) - 14.4%
Macquarie Group Ltd	1,346	$92,217
Mediobanca SpA	3,763	39,103
Raiffeisen Bank International AG	5,980	175,514
Royal Bank of Canada	10,100	753,056
Sberbank of Russia PJSC - ADR	19,589	228,212
Skandinaviska Enskilda Banken AB	12,137	153,417
Societe Generale SA	10,348	604,292
Sumitomo Mitsui Financial Group Inc	8,500	327,237
Turkiye Garanti Bankasi AS	94,550	282,802
Turkiye Halk Bankasi AS	22,435	96,137
Turkiye Is Bankasi	81,167	174,512
Turkiye Vakiflar Bankasi TAO	393,315	786,287
UniCredit SpA	15,114	295,845
Yapi ve Kredi Bankasi AS	129,421	166,860
		15,358,327
BEVERAGES - 0.7%
Coca-Cola HBC AG	6,346	191,850
Diageo PLC- ADR	3,192	416,780
Suntory Beverage & Food Ltd	2900	141,988
		750,618
BUILDING MATERIALS - 1.7%
Asahi Glass Co Ltd	11,000	461,937
Asia Cement Corp	80,000	70,704
Cie de Saint-Gobain	4,573	252,712
Geberit AG	829	399,579
Sika AG	74	511,063
Titan Cement Co SA	4,082	113,241
		1,809,236
CHEMICALS - 2.3%
Air Water Inc	12,300	237,603
Covestro AG	7,604	587,287
Croda International PLC	826	40,273
Daicel Corp	7,900	102,453
Hitachi Chemical Co Ltd	5,400	153,173
Johnson Matthey PLC	1,793	66,400
Koninklijke DSM NV	2,935	215,632
Koninklijke DSM NV- ADR	5,300	98,845
Kuraray Co Ltd	6,600	128,023
Mitsubishi Chemical Holdings Corp	43,300	361,699
Shin-Etsu Chemical Co Ltd	3,500	319,403
Sumitomo Chemical Co Ltd	14,000	81,633
Toray Industries Inc	9,000	81,085
		2,473,510
COMMERCIAL SERVICES - 2.9%
Abertis Infraestructuras SA	27,233	534,783
Adecco Group AG	1,898	145,119
Ashtead Group PLC	11,360	243,868
Edenred	6,784	177,614
Experian PLC	24,300	482,366
Recruit Holdings Co Ltd	26,100	450,761
RELX NV	29,210	611,051
RELX PLC	8,912	193,960
RELX PLC- ADR	11,900	263,109
		3,102,631
COMPUTERS - 1.7%
Chicony Electronics Co Ltd	43,215	111,193
Compal Electronics Inc	375,000	249,054
Computershare Ltd	25,961	291,498
Fujitsu Ltd	62,000	460,653
Innolux Corp	254,000	123,903
Lenovo Group Ltd	564,000	348,890
TDK Corp	3,800	272,494
		1,857,684

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2017

Security	Shares	Value
COSMETICS / PERSONAL CARE - 3.00%
Essity AB	15	$434
Essity AB- ADR	3,000	86,760
Kao Corp	9,000	546,721
Kose Corp	2,500	277,574
Lion Corp	23,000	491,206
L’Oreal SA	2,925	603,545
Pola Orbis Holdings Inc	4,400	121,794
Shiseido Co Ltd	2,300	81,060
Svenska Cellulosa AB SCA- ADR	1,057	8,699
Unicharm Corp	26000	665,585
Unilever PLC	4,648	264,877
		3,148,257
DISTRIBUTION / WHOLESALE - 0.0%
Ferguson PLC- ADR	4,650	27,947

DIVERSIFIED FINANANCIAL SERVICES - 4.9%
ASX Ltd	3,993	166,665
BM&FBovespa SA - Bolsa de Valores Mercadorias e	28,000	183,770
CITIC Securities Co Ltd	156,000	316,309
Credit Saison Co Ltd	17,600	338,235
Deutsche Boerse AG	4,786	497,715
DGB Financial Group Inc	9,195	98,227
FAR EAST HORIZON LTD	92,000	78,388
Hana Financial Group Inc	11,900	542,963
Huatai Securities Co Ltd	36,400	73,040
IGM Financial Inc	8,300	278,492
Nomura Holdings Inc	18,200	107,886
Nomura Holdings Inc- ADR	52,043	310,697
ORIX Corp	13,800	218,489
ORIX Corp- ADR	3,039	251,720
Partners Group Holding AG	1,055	686,363
Samsung Card Co Ltd	3,576	126,814
Schroders PLC	5,394	175,035
Shinhan Financial Group Co Ltd	6,210	295,143
Worldpay Group PLC	43,295	211,103
Yuanta Financial Holding Co Ltd	498,000	213,477
		5,170,530
ELECTRIC - 1.9%
CEZ AS	4,959	89,653
Cia Paranaense de Energia	5,600	38,026
Enel SpA	161,968	920,168
Iberdrola SA	95,028	746,063
Kyushu Electric Power Co Inc	15,200	179,593
Mercury NZ Ltd	33,148	86,542
		2,060,045
ELECTRICAL COMPONENTS & EQUIPMENT - 1.1%
Brother Industries Ltd	10,100	257,113
Legrand SA	2,937	202,058
LG Electronics Inc	2,499	149,802
Schneider Electric SE	7,618	595,461
		1,204,434
ELECTRONICS - 4.5%
AU Optronics Corp	1,197,000	484,579
Hitachi High-Technologies Corp	11,700	429,689
Hoya Corp	9,700	545,716
Keyence Corp	1,900	875,652
Koninklijke Philips NV	25,908	986,087
Kyocera Corp- ADR	700	42,763
LG Display Co Ltd	8,546	241,148
Nippon Electric Glass Co Ltd	8,600	303,746
Pegatron Corp	40,000	130,460
Synnex Technology International Corp	187,050	207,990
Yokogawa Electric Corp	33,300	559,169
		4,806,999

Security	Shares	Value
ENGINEERING & CONSTRUCTION - 0.6%
Aena SA	2,312	$450,044
Auckland International Airport Ltd	17,380	90,711
China Communications Services Corp Ltd	82,000	44,544
Enka Insaat ve Sanayi AS	14,745	23,109
		608,408
ENTERTAINMENT - 0.4%
Aristocrat Leisure Ltd.	25,172	407,359

FOOD - 1.5%
Ajinomoto Co Inc	12,200.000	244,821
CJ CheilJedang Corp	362.000	54,507
Orkla ASA- ADR	38,782.000	397,546
Seven & i Holdings Co Ltd- ADR	4,892.000	98,818
Tesco PLC	22,150.000	153,943
WH Group Ltd	380,000.000	356,334
Yakult Honsha Co Ltd	4,400.000	299,162
		1,605,131
FOOD SERVICE - 0.3%
Compass Group PLC - ADR	16,607	360,372

FOREST PRODUCTS & PAPER - 1.5%
Mondi PLC	5,864	154,332
Nine Dragons Paper Holdings Ltd.	129,000	191,945
Oji Holdings Corp.	125,000	639,607
Stora Enso OYJ	20,293	270,214
UPM-Kymmene OYJ	14,043	380,744
		1,636,842
GAS - 0.8%
Gas Natural SDG SA	13,076	304,791
Tokyo Gas Co Ltd	94,000	497,619
		802,410
HAND / MACHINE TOOLS - 0.2%
Sandvik AB	15,928	250,530

HEALTHCARE - PRODUCTS - 1.1%
Smith & Nephew PLC	27,710	481,769
Smith & Nephew PLC- ADR	8,738	308,015
Sonova Holding AG	1,574	255,845
Terumo Corp	2,200	82,994
		1,128,622
HOLDING COMPANIES-DIVERSIFIED - 0.4%
Haci Omer Sabanci Holding AS	1	2
Industrivarden AB	11,953	308,817
Wharf Holdings Ltd/The	17,000	144,506
		453,325
HOME BUILDERS - 0.5%
Persimmon PLC	15,531	512,751

HOME FURNISHINGS - 0.1%
Arcelik AS	1	7
Panasonic Corporation- ADR	7,100	98,903
		98,910
HOUSEHOLD PRODUCTS - 0.4%
Reckitt Benckiser Group PLC	3,781	367,324
Societe BIC SA	978	114,250
		481,574

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2017

Security	Shares	Value
INSURANCE - 6.8%
Aegon NV	18,856	$105,268
Assicurazioni Generali SpA	30,414	549,419
AXA SA	30,706	903,179
Challenger Ltd/Australia	8,196	84,056
China Life Insurance Co Ltd/Taiwan	205,000	216,900
CNP Assurances	14,398	346,183
Dai-ichi Life Holdings Inc	9,800	168,902
Mapfre SA	104,876	389,061
MS&AD Insurance Group Holdings Inc	10,200	356,951
Muenchener Rueckversicherungs-Gesellschaft AG in	4,886	1,045,255
PICC Property & Casualty Co Ltd	404,000	751,648
POSTE ITALIANE S.P.A.	47,602	348,990
SCOR SE	1,886	79,221
Shin Kong Financial Holding Co Ltd	633,000	169,216
Sompo Holdings Inc	6,000	234,801
Swiss Re AG	4,592	443,689
Tokio Marine Holdings Inc	4,500	188,812
Zurich Insurance Group AG	2,601	794,457
		7,176,005
INTERNET - 0.9%
Mixi Inc	5,400	296,111
SBI Holdings Inc/Japan	11,700	167,008
Start Today Co Ltd	9,600	270,268
Trend Micro Inc/Japan	5,400	269,455
		1,002,842
INVESTMENT COMPANIES - 1.6%
Investor AB	17,576	810,632
Investor AB	2,150	101,771
Kinnevik AB	14,368	440,256
Melker Schorling AB	595	38,198
Pargesa Holding SA	3,627	290,081
		1,680,938
IRON / STEEL - 1.6%
Fortescue Metals Group Ltd	57,925	265,687
POSCO	1,122	335,270
Vale SA	32,400	326,281
Vale SA- ADR	66,365	665,641
voestalpine AG	1,429	72,134
		1,665,012
LEISURE TIME - 0.7%
Yamaha Corp	11,600	409285
Yamaha Motor Co. Ltd.	12,700	318,246
		727,531
LODGING - 0.2%
Crown Resorts Ltd.	17,942	182,345

MACHINERY CONSTRUCTION & MINING - 2.9%
ABB Ltd	42,279	992,598
ANDRITZ AG	5,092	310,487
Atlas Copco AB	9,312	336,159
Atlas Copco AB	3,574	115,529
Hitachi Ltd	106,000	727,611
Hitachi Ltd- ADR	2,293	158,423
Mitsubishi Electric Corp	31,600	488,083
		3,128,890
MACHINERY - DIVERSIFIED - 0.2%
Kone OYJ	4,149	215,234

MEDIA - 1.2%
Telenet Group Holding NV	1,947	135,378
Thomson Reuters Corp	3,960	180,813
Thomson Reuters Corp	17,800	816,842
Wolters Kluwer NV	4,038	178,856
		1,311,888
METAL FABRICATE / HARDWARE - 0.1%
Catcher Technology Co. Ltd	6,000	68,958

Security	Shares	Value
MINING - 1.4%
BHP Billiton Ltd	42,447	$882,196
BHP Billiton PLC	10,980	200,050
Glencore PLC	95,502	420,962
		1,503,208
MISCELLANEOUS MANUFACTURING - 0.9%
Doosan Corp	1,200	126,530
FUJIFILM Holdings Corp	6,200	227,386
Konica Minolta Inc	30,500	252,066
Nikon Corp	20,600	362,146
		968,128
OFFICE / BUSINESS - 0.5%
Ricoh Co. Ltd.	22,300	209,202
Seiko Epson Corp.	10,500	275,760
Seiko Epson Corp. - ADR	6,371	83,460
		568,422
OIL & GAS - 2.2%
China Petroleum & Chemical Corp	834,000	632,281
Formosa Petrochemical Corp	15,000	52,658
LUKOIL PJSC- ADR	15,187	707,259
PetroChina Co Ltd	3,750	242,288
PTT Exploration & Production PCL	96,300	254,873
SK Innovation Co Ltd	2,918	460,536
		2,349,894
PHARMACEUTICALS - 2.7%
Astellas Pharma Inc	30,000	381,202
AstraZeneca PLC- ADR	17,252	520,665
Bayer AG- ADR	4,403	557,178
Daiichi Sankyo Co Ltd	11,700	254,589
Otsuka Holdings Co Ltd	7,800	342,729
Shire PLC	14,808	827,145
		2,883,507
PIPELINES - 0.2%
APA Group	24,340	167,570

PRIVATE EQUITY - 0.9%
3i Group PLC	51,117	630,544
Eurazeo SA	4,339	352,700
		983,244
REAL ESTATE - 0.6%
Cheung Kong Property Holdings Ltd.	61,500	497,381
Wheelock & Co. Ltd.	14,000	105,506
		602,887
RETAIL - 0.4%
Harvey Norman Holdings Ltd	9,276	32,367
Nitori Holdings Co Ltd	3,000	422,409
		454,776
SEMICONDUCTORS - 6.7%
Infineon Technologies AG	34,445	744,984
MediaTek Inc	43,000	378,525
Nanya Technology Corp	58,000	119,609
Rohm Co Ltd	2,400	185,073
Samsung Electronics Co Ltd	814	1,750,491
Samsung Electronics Co Ltd- ADR	375	323,545
SK Hynix Inc	10,874	639,308
STMicroelectronics NV	28,573	482,126
STMicroelectronics NV- ADR	12,884	217,095
Taiwan Semiconductor Manufacturing Co Ltd	35,000	247,412
Taiwan Semiconductor Manufacturing Co Ltd- ADR	40,584	1,459,401
Tokyo Electron Ltd	3,800	533,214
Tokyo Electron Ltd- ADR	2,200	77,880
		7,158,664

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2017

Security		Shares	Value
SOFTWARE - 2.3%
Amadeus IT Group SA		10,559	$647,313
Constellation Software Inc/Canada		300	161,125
Konami Holdings Corp		5,800	301,808
NetEase Inc- ADR		2,152	669,875
Nexon Co Ltd		13,900	288,250
Open Text Corp		5,000	166,727
Sage Group PLC/The		6,798	60,406
TravelSky Technology Ltd		68,000	180,071
			2,475,574
TELECOMMUNICATIONS - 4.8%
China Mobile Ltd- ADR		9,611	513,516
China Mobile Ltd		12,000	128,280
China Telecom Corp Ltd		276,000	131,203
Deutsche Telekom AG		25,647	466,639
KDDI Corp		23,300	615,983
KT Corp- ADR		5,497	99,990
Nippon Telegraph & Telephone Corp- ADR		14,427	705,480
Nippon Telegraph & Telephone Corp		7,800	380,854
NTT DOCOMO Inc		28,500	660,329
Telefonica SA		80,258	905,075
Telekomunikasi Indonesia Persero Tbk PT		1,285,200	451,708
			5,059,057
TECHNOLOGY - 0.4%
Bandai Namco Holdings Inc.		11,300	391,937

TRANSPORTATION - 2.7%
Canadian National Railway Co		19,557	1,540,727
Canadian Pacific Railway Ltd		2,600	406,562
East Japan Railway Co		5,500	514,636
KEIKYU CORPORATION		13,000	150,532
Sinotrans Ltd		341,000	173,178
WEST JAPAN RAILWAY COMPANY		1,100	78,779
			2,864,413

TOTAL COMMON STOCK (Cost - $89,936,664)			103,703,548

EXCHANGE TRADED FUNDS - 0.5%
EQUITY FUND - 0.5%
iShares MSCI Emerging Markets ETF (Cost - $527,120)		12,200	534,360

PREFERRED STOCK - 1.4%	Dividend Rate (%)
AUTO MANUFACTURER - 0.0%
Hyundai Motor Co.	1.5100	481	45,539

AUTO PARTS & EQUIPMENT - 0.1%
Schaeffler AG	4.1400	8,042	111,669

BANKS - 0.2%
Itau Unibanco Holding SA	0.4800	13,390	160,037

ELECTRIC - 0.2%
RWE AG	0.9800	16,035	250,151

FOOD - 0.1%
Wm Morrison Supermarkets PLC	2.2100	29,595	93,789

HOLDING COMPANIES - 0.4%
Itausa - Investimentos Itau SA	0.5800	158,300	469,581

MISCELLANEOUS MANUFACTURING - 0.1%
Doosan Corp.	7.0500	1,070	69,811

SEMICONDUCTORS - 0.3%
Samsung Electronics Co Ltd	1.4500	171	294,836

TOTAL PREFERRED STOCK (Cost - $1,249,288)			1,495,413

Security	Shares	Value
SHORT-TERM INVESTMENT - 0.2%
MONEY MARKET FUND - 0.2%
Fidelity Institutional Money Market Funds - Government
Portfolio 0.34% +, ^^ (Cost - $172,914)	172,914	$172,914

COLLATERAL FOR SECURITIES LOANED - 1.8%
Mount Vernon Prime Portfolio 1.12% + (Cost - $1,888,772)	1,888,772	1,888,772

TOTAL INVESTMENTS -101.2% (Cost - $93,774,758) (a)		$107,795,007
LIABLITIES IN EXCESS OF OTHER ASSETS- (1.2)%		(1,321,362)
NET ASSETS - 100.0%		$106,473,645

^	All or a portion of these securities are on loan. Total loaned securities had a value of $5,778,588 at July 31, 2017.

*	Non-income producing security.

ADR - American Depositary Receipt.	GDR - Global Depositary Receipt.

CDI - CHESS Depository Interest	NV - Non-Voting

REIT - Real Estate Investment Trust.

+	Variable rate security. Interest rate is as of July 31, 2017.

^^	All or part of the security was held as collateral for forward foreign currency contracts outstanding as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $93,774,758 and differs from market value by net unrealized appreciation (depreciation on securities as follow:

Unrealized Appreciation:	$14,922,617
Unrealized Depreciation:	(902,368)
Net Unrealized Appreciation:	$14,020,249

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2017

	Settlement		Local	U.S. Dollar	Unrealized
Foreign Currency	Date	Counterparty	Currency	Value	(Depreciation)
To Sell:
Danish Krone	8/1/2017	UBS	(32,003)	$ 5,051	$ (22)
Hong Kong Dollar	8/1/2017	BNY	(513,866)	65,790	(4)
Swiss Franc	8/2/2017	RBS	(3,110)	3,206	(18)
				$ 74,048	$ (44)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 1.8%
LODGING - 1.8%
Hilton Worldwide Holdings, Inc.	11,106	$694,458
TOTAL COMMON STOCK (Cost - $611,454)

REITS - 95.8%
APARTMENTS - 18.7%
American Homes 4 Rent ^	44,230	1,017,732
AvalonBay Communities, Inc. ^	6,500	1,250,275
Equity Residential ^	25,970	1,767,518
Invitation Homes, Inc.	26,000	554,320
Mid-America Apartment Communities, Inc.	11,310	1,170,924
Starwood Waypoint Homes ^	39,220	1,371,131
		7,131,900
DIVERSIFIED - 17.6%
Cousins Properties, Inc. ^	66,630	612,330
Crown Castle International Corp.	7,600	764,408
Digital Realty Trust, Inc. ^	10,890	1,256,053
Duke Realty Corp.	37,190	1,063,262
Equinix, Inc.	3,530	1,591,077
Gaming and Leisure Properties, Inc.	18,680	708,719
GEO Group, Inc.	24,640	723,184
		6,719,033
HEALTHCARE - 12.6%
Medical Properties Trust ^	31,950	414,711
National Health Investors, Inc. ^	5,900	455,775
Omega Healthcare Investor ^	15,010	474,166
Physicians Realty Trust	51,560	960,047
Ventas, Inc.	10,550	710,542
Welltower, Inc.	24,120	1,770,167
		4,785,408
HOTELS - 3.1%
DiamondRock Hospitality Co.	38,450	449,096
Park Hotels & Resorts, Inc.	7,212	194,219
Sunstone Hotel Investors, Inc. ^	33,410	543,915
		1,187,230
OFFICE - 11.8%
Boston Properties, Inc. ^	11,810	1,427,947
Brandywine Realty Trust	28,290	475,555
Highwoods Properties, Inc.	4,420	227,719
Hudson Pacific Properties, Inc.	18,260	597,467
Kilroy Realty Corp.	14,753	1,024,006
Paramount Group, Inc. ^	46,490	761,041
		4,513,735

Security	Shares	Value
REGIONAL MALLS - 7.5%
Macerich Co.	13,410	$769,600
Simon Property Group, Inc. ^	13,201	2,092,359
		2,861,959
SHOPPING CENTERS - 8.1%
Acadia Realty Trust ^	30,448	905,524
Kimco Realty Corp. ^	24,000	484,320
Regency Centers Corp. ^	21,074	1,395,520
Retail Properties of America, Inc.	21,770	288,017
		3,073,381
SINGLE FAMILY - 4.6%
Agree Realty Corp.	8,950	440,072
Realty Income Corp. ^	14,590	832,505
Spirit Realty Capital, Inc. ^	15,140	120,060
STORE Capital Corp. ^	15,490	362,311
		1,754,948
SELF STORAGE - 4.2%
CubeSmart ^	24,650	607,869
Extra Space Storage, Inc. ^	12,410	986,595
		1,594,464
WAREHOUSE/INDUSTRIAL - 7.6%
Prologis, Inc. ^	47,490	2,887,867
TOTAL REITS (Cost - $31,558,619)		36,509,925

SHORT-TERM INVESTMENT - 2.7%
MONEY MARKET FUND - 2.7%
Fidelity Institutional Money Market, 0.87% +	1,015,021	1,015,021
TOTAL SHORT-TERM INVESTMENT (Cost - $1,015,021)

COLLATERAL FOR SECURITIES LOANED - 32.5%
Mount Vernon Prime Portfolio, 1.32% + (Cost - $12,376,190)		12,376,190

TOTAL INVESTMENTS - 132.8% (Cost - $45,561,284)		$50,595,594
LIABILITIES LESS OTHER ASSETS - (32.8)%		(12,485,403)
TOTAL NET ASSETS - 100.00%		$38,110,191

^	All or a portion of these securities are on loan. Total loaned securities had a value of $12,082,812 at July 31, 2017.

REITS - Real Estate Investment Trusts.

+	Variable rate security. Interest rate is as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,996,881 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$5,029,185
Unrealized Depreciation	(430,472)
Net Unrealized Appreciation	$4,598,713

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 96.7%
AEROSPACE / DEFENSE - 1.1%
Moog, Inc. *	4,350	$323,292

AUTO PARTS & EQUIPMENT - 1.1%
Cooper Tire & Rubber Co. ^	3,000	306,780

BANKS - 18.1%
Associated Banc-Corp.	13,000	311,350
BancFirst Corp. ^	1,680	179,340
BancorpSouth, Inc. ^	8,210	246,711
BankUnited Inc.	6,102	210,031
Banner Corp. ^	6,140	354,708
CenterState Banks, Inc. ^	11,216	280,288
Enterprise Financial Services Corp.	7,424	293,619
FCB Financial Holdings Inc.	6,623	312,274
First Citizens BancShares, Inc. - Class B	970	356,979
First Financial Corp.	1,408	64,839
First Interstate BancSystem, Inc. ^	7,718	282,093
Heartland Financial USA, Inc.	4,110	193,581
IBERIABANK Corp.	4,023	325,260
Peoples Bancorp, Inc. ^	3,650	118,990
Seacoast Banking Corp of Florida * ^	8,790	205,422
Simmons First National Corp.	4,800	261,840
State Bank Financial Corp. ^	2,792	76,640
TriCo Bancshares	4,333	159,888
Trustmark Corp. ^	8,125	259,675
UMB Financial Corp. ^	3,730	259,832
United Community Banks Inc.	12,599	349,748
		5,103,107
BIOTECHNOLOGY - 1.6%
Spectrum Pharmaceuticals, Inc. * ^	27,812	207,478
Sucampo Pharmaceuticals Inc.	22,400	243,040
		450,518
BUILDING MATERIALS - 0.9%
Cree, Inc. * ^	9,840	254,954

CHEMICALS - 2.4%
Cabot Corp. ^	5,461	296,696
Minerals Technologies Inc.	2,840	201,072
OMNOVA Solutions, Inc. *	20,780	195,332
		693,100
COMMERCIAL SERVICES - 7.5%
CRA International, Inc.	4,765	184,930
Ennis, Inc.	8,190	157,658
Green Dot Corp. *	6,210	249,891
K12 Inc.	12,000	212,520
LendingTree, Inc. * ^	2,510	553,706
McGrath RentCorp	9,097	323,217
Quad/Graphics, Inc. ^	10,542	236,773
Viad Corp.	3,650	195,458
		2,114,152
COMPUTERS - 2.5%
DST Systems, Inc.	4,740	260,226
Insight Enterprises, Inc. *	10,830	438,832
		699,058
COSMETICS / PERSONAL CARE - 0.7%
Inter Parfums Inc.	5,000	194,000

DISTRIBUTION/WHOLESALE - 0.2%
Fossil Group, Inc. * ^	5,700	64,125

DIVERSIFIED FINANCIAL SERVICES - 1.2%
LPL Financial Holdings, Inc.	7,300	334,048

ELECTRIC - 3.5%
Avista Corp.	7,700	405,097
El Paso Electric Co.	5,600	290,640
Portland General Electric Co.	6,530	291,826
		987,563

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
EnerSys	3,210	$231,986

ENGINEERING & CONSTRUCTION - 1.0%
Tutor Perini Corp. * ^	10,170	270,522

ENTERTAINMENT - 0.7%
International Speedway Corp.	5,374	192,389

FOOD - 1.9%
Flowers Foods Inc.	14,400	253,296
John B Sanfilippo & Son, Inc. ^	4,536	291,756
		545,052
GAS - 2.4%
Northwest Natural Gas Co. ^	5,080	320,548
Spire, Inc.	4,775	346,665
		667,213
HAND / MACHINE TOOLS - 1.8%
Regal Beloit Corp.	3,860	321,731
Rexnord Corp.	8,600	199,176
		520,907
HEALTHCARE - PRODUCTS - 2.0%
Haemonetics Corp. * ^	6,850	281,741
Halyard Health, Inc.	7,000	281,540
		563,281
HEALTHCARE - SERVICES - 0.8%
LifePoint Health, Inc. *	3,730	221,562

HOME BUILDERS- 0.7%
Taylor Morrison Home Corp. *	8,910	201,544

HOUSEHOLD PRODUCTS / WARES - 1.6%
ACCO Brands Corp. *	16,869	196,524
Beazer Homes USA Inc.	18,000	238,680
		435,204
INSURANCE - 4.4%
American Equity Investment Life Holding Co.	11,476	307,327
Aspen Insurance Holdings Ltd.	4,840	236,192
First American Financial Corp.	7,240	350,489
Selective Insurance Group, Inc.	6,737	341,229
		1,235,237
INTERNET - 0.4%
FTD Cos, Inc. * ^	6,080	119,472

IRON / STEEL - 1.3%
Schnitzer Steel Industries, Inc.	13,967	360,349

LODGING - 2.1%
Del Frisco’s Restaurant Group Inc.	11,400	161,880
La Quinta Holdings, Inc. *	10,770	160,580
Marriott Vacations Worldwide Corp.	2,360	275,766
		598,226
MEDIA - 0.9%
Scholastic Corp. ^	5,890	244,023

MISCELLANEOUS MANUFACTURING - 1.5%
ITT Corp. ^	2,750	112,750
Lydall, Inc. *	6,010	297,495
		410,245
OFFICE FURNISHINGS - 1.0%
Interface, Inc.	14,820	280,839

OIL & GAS - 3.7%
Laredo Petroleum, Inc.	16,980	220,061
Oasis Petroleum Inc.	29,000	225,620
SM Energy Co.	10,900	189,551
Unit Corp. * ^	10,478	188,395
Whiting Petroleum Corp.	42,000	220,500
		1,044,127

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2017

Security	Shares	Value
OIL & GAS SERVICES - 2.2%
Gulf Island Fabrication, Inc. ^	9,720	$110,808
Matrix Service Co. *	8,832	91,411
Newpark Resources Inc.	27,807	232,189
Oceaneering International, Inc. ^	7,430	190,580
		624,988
PHARMACEUTICALS - 1.0%
Anika Therpeutics, Inc. * ^	5,433	277,952

REITS - 12.7%
Chimera Investment Corp.	14,750	277,595
DCT Industrial Trust, Inc.	6,024	339,392
Franklin Street Properties Corp.	29,000	306,530
Hersha Hospitality Trust	18,671	350,268
Invesco Mortgage Capital, Inc.	17,450	290,194
LaSalle Hotel Properties ^	9,670	285,652
National Storage Affiliates Trust	10,500	241,080
Outfront Media, Inc.	13,200	301,884
PS Business Parks, Inc.	2,100	282,366
Ramco-Gershenson Properties Trust	12,860	181,198
Sabra Health Care REIT, Inc. ^	10,670	247,544
Tier REIT, Inc. ^	10,500	194,040
Washington Real Estate Investment Trust	8,590	287,164
		3,584,906
RETAIL - 1.5%
Big 5 Sporting Goods Corp.	7,893	84,850
Ingles Markets Inc.	3,430	101,185
Party City Hold Co., Inc. * ^	42,300	248,301
		434,336
SAVINGS & LOANS - 3.0%
Flagstar Bancorp, Inc. *	8,612	280,407
HomeStreet, Inc. * ^	10,535	276,544
Northwest Bancshares, Inc. ^	17,738	285,582
		842,532
SEMICONDUCTORS - 2.8%
Amkor Technology, Inc. *	32,000	331,840
Nanometrics, Inc. * ^	8,412	224,180
Photronics, Inc. * ^	22,000	221,100
		777,120

Security	Shares	Value
SOFTWARE - 1.7%
MicroStrategy, Inc. *	1,560	$209,836
Progress Software Corp.	8,151	260,913
		470,749
TELECOMMUNICATIONS - 1.0%
Cincinnati Bell Inc.	8,290	154,609
Spok Holdings, Inc.	8,460	138,744
		293,353
TRANSPORTATION - 0.9%
Hub Group, Inc. *	7,110	242,096

TOTAL COMMON STOCK - (Cost - $24,614,296)		27,214,902

EXCHANGE TRADED FUND - 3.6%
EQUITY FUND - 3.6%
iShares Russell 2000 Value ETF ^ (Cost - 1,024,260)	8,600	1,024,260

SHORT-TERM INVESTMENT - 1.8%
MONEY MARKET FUND - 1.8%
Invesco STIT-Treasury Portfolio Institutional - 0.27% +	493,268	493,268
(Cost - $493,268)

COLLATERAL FOR SECURITIES LOANED - 34.0%
Mount Vernon Prime Portfolio 1.12% +	9,554,878	9,554,878
(Cost - $9,554,878)

TOTAL INVESTMENTS - 136.1% (Cost - $35,686,702) (a)		$38,287,308
LIABILITIES IN EXCESS OF OTHER ASSETS - (36.1)%		(10,146,217)
NET ASSETS - 100.0%		$28,141,091

REIT - Real Estate Investment Trust

^	All or a portion of these securities are on loan. Total loaned securities had a value of $9,020,898 at July 31, 2017.

*	Non Income producing security.

+	Variable rate security - interest rate is as July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,686,702 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$3,716,202
Unrealized Depreciation	(1,115,596)
Net Unrealized Appreciation	$2,600,606

Portfolio Composition * - (Unaudited)
Financial	29.3%	Utilities	4.1%
Collateral for Securities Loaned	25.2%	Short-Term Investment	3.2%
Consumer, Non-Cyclical	11.1%	Energy	3.1%
Industrial	7.6%	Communications	2.3%
Technology	6.6%	Basic Materials	2.1%
Consumer, Cyclical	5.4%	Total	100.0%

*	Based on total value of investments as of July 31, 2017.

Percentage may differ from Schedule of Investments which are based on Fund net assets.

See accompanying notes to financial statements.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 96.4%
ADVERTISING - 1.6%
Smiles SA	12,000	$248,410
SINA Corp/China	7,500	711,075
		959,485
AGRICULTURE - 1.3%
Adecoagro SA *	40,000	406,800
Lien Hwa Industrial Corp	400,000	372,236
		779,036
AIRLINES - 1.0%
AirAsia Bhd	850,000	640,870

AUTO MANUFACTURERS - 3.0%
Geely Automobile Holdings Ltd.	800,000	1,847,457

AUTO PARTS & EQUIPMENT - 1.0%
Weichai Power Co. Ltd.	624,000	600,624

BANKS - 19.8%
Agricultural Bank of China Ltd.	1,000,000	466,481
Banco Bradesco SA - ADR	1,500	14,448
Banco Macro SA -ADR ^	9,000	781,290
Bank Pekao SA	15,000	530,884
China Construction Bank Corp.	1,250,000	1,037,980
China Merchants Bank Co. Ltd.	212,000	696,168
Commercial International Bank Egypt SAE - GDR	274,999	1,270,496
Eurobank Ergasisas SA	300,000	326,096
Hong Leong Bank Bhd	200,000	733,185
Industrial & Commercial Bank of China Ltd.	800,000	559,052
Malayan Banking Bhd	250,000	557,049
National Bank of Greece	750,000	301,965
National Bank of Pakistan	750,000	434,262
OTP Bank PLC	38,000	1,407,190
Powszechna Kasa Oszczednosci Bank Polski SA	55,000	560,900
Sberbank of Russia - ADR	60,000	699,000
Turkiye Halk Bankasi AS	170,000	728,473
Turkiye Is Bankasi	300,000	645,013
Woori Bank	30,000	512,372
		12,262,305
CHEMICALS - 7.0%
Engro Corp Ltd./Pakistan	300,000	925,834
Formosa Chemicals & Fibre Corp.	180,000	542,324
Kingboard Chemical Holdings Ltd.	225,000	1,013,063
Kingboard Laminates Holdings Limited	450,000	627,187
Petronas Chemicals Group	260,000	422,390
UPL Ltd.	60,000	819,561
		4,350,359
COMMERCIAL SERVICES - 1.0%
Qualicorp SA	58,000	608,211

COMPUTERS - 1.1%
Lite-On Technology Corp.	400,000	647,367

DISTRIBUTION / WHOLESALE - 1.1%
Hanwha Corp.	16,000	699,814

DIVERSIFIED FINANCIAL SERVICES - 2.5%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	50,000	328,160
Fubon Financial Holding Co. Ltd.	350,000	543,709
Hana Financial Group, Inc.	15,000	684,408
		1,556,277
Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT - 2.7%
Innolux Corp	1,000,000	$487,808
LG Electronics, Inc.	12,000	719,336
Walsin Lihwa Corp.	1,000,000	440,327
		1,647,471
ELECTRONICS - 4.3%
Hon Hai Precision Industry Co. Ltd.	462,000	1,796,753
Micro-Star International Co. Ltd.	170,000	440,431
WPG Holdings Ltd.	300,000	420,134
		2,657,318
ENGINEERING & CONSTRUCTION - 1.2%
China Communications Services Corp Ltd	700,000	380,250
Serba Dinamik Holdings Berhad	750,000	350,297
		730,547
ENVIRONMENTAL CONTROL - 0.7%
China Water Affairs Group Ltd.	750,000	408,960

FOOD - 0.5%
M Dias Branco SA	19,500	315,682

FOREST PRODUCTS & PAPER - 1.1%
Nine Dragons Paper Holdings Ltd.	450,000	669,577

HOLDING COMPANIES - DIVERSIFIED - 1.0%
Tekfen Holding AS	200,000	621,056

HOME FURNISHINGS - 0.8%
Arcelik AS	70,000	516,820

INSURANCE - 2.3%
Cathay Financial Holdings Co Ltd	200,000	325,877
China Life Insurance Co Ltd/Taiwan	600,000	634,828
Powszechny Zaklad Ubezpieczen SA	35,000	429,443
		1,390,148
INTERNET- 3.2%
MercadoLibre, Inc.	2,000	576,840
Tencent Holdings Ltd.	35,000	1,397,106
		1,973,946
IRON / STEEL- 2.1%
Eregli Demir ve Celik Fabrikalari TAS	300,000	668,044
Severstal PAO - GDR	25,000	343,500
Vale SA	30,000	300,900
		1,312,444
LEISURE TIME - 0.6%
Bajaj Auto Ltd.	8,000	350,145

LODGING - 1.7%
Genting Bhd	300,000	681,063
OPAP SA	30,000	343,804
		1,024,867
MINING - 1.4%
KGHM Polska Miedz SA	17,000	576,088
Titan Cement Co SA	10,000	277,414
		853,502
OIL & GAS - 6.6%
Cosan SA Industria e Comercio	30,000	345,600
China Shenua Energy Company Limited	200,000	497,526
Pakistan Petroleum Ltd	200,000	337,520
MOL Hungarian Oil & Gas PLC	7,000	603,687
Polskie Gornictwo Naftowe i Gazownictwo SA	300,000	555,374
LUKOIL PJSC	20,000	931,400

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2017

Security	Shares	Value
OIL & GAS (Continued) -6.6%
Grupa Lotos SA	20,000	$269,186
SK Innovation Co Ltd	3,500	552,391
		4,092,684
PHARMACEUTICALS - 0.6%
Richter Gedeon Nyrt	14,000	356,423

REAL ESTATE - 4.4%
Agile Group Holdings Limited	400,000	475,586
Country Garden Holdings Co Ltd	950,000	1,326,453
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	400,000	360,989
Highwealth Construction Corp	320,000	529,816
		2,692,845
RETAIL - 1.1%
Jumbo SA	12,680	211,482
Zhongsheng Group Holdings Ltd.	200,000	437,732
		649,213
SEMICONDUCTORS - 9.8%
Dongbu HiTek Co Ltd	37,500	640,795
Powertech Technology Inc	180,000	583,270
Samsung Electronics Co Ltd	900	1,935,432
Taiwan Semiconductor Manufacturing Co Ltd	80,000	2,876,800
		6,036,297
SOFTWARE - 3.5%
HCL Technologies Ltd.	40,000	557,300
IGG Inc.	600,000	1,009,441
NetEase, Inc. - ADR	6,000	622,560
		2,189,301
TELECOMMUNICATIONS - 4.6%
BYD Electronic International Co Ltd	840,000	2,119,109
Far EasTone Telecommunications Co Ltd	160,000	386,821
Hellenic Telecommunications Organization SA	28,000	355,606
		2,861,536
WATER - 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo	30,000	322,272
Enea SA	100,000	419,872
Tenaga Nasional Bhd	150,000	494,556
		1,236,700

TOTAL COMMON STOCK (Cost - $45,445,630)		59,539,283
Security	Shares	Value
PREFERRED STOCK - 2.5%
BANKS - 0.6%
Itau Unibanco Holding SA	29,500	$352,584

CHEMICALS - 1.0%
Braskem SA	50,000	598,400

HOLDING COMPANIES - DIVERSIFIED - 0.9%
Itausa - Investimentos Itau SA - Preference	190,000	563,616

TOTAL PREFERRED STOCK (Cost - $1,237,862)		1,514,600

SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET - 0.8%
First American Government Obligations Fund 0.33% +	492,836	492,836
(Cost - $487,270)

COLLATERAL FOR SECURITIES LOANED - 1.3%
Mount Vernon Prime Portfolio 1.12% + (Cost - $770,524) (a)	770,524	770,524

TOTAL INVESTMENTS - 100.9% (Cost - $47,946,853) (a)		$62,317,243
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(547,348)
NET ASSETS - 100.0%		$61,769,895

ADR - American Depositary Receipt	ETF - Exchange Traded Fund
GDR - Global Depositary Receipt	NVDR - Non-Voting Depositary Receipt

*	Non-income producing security

^	All or a portion of these securities are on loan. Total loaned securities had a value of $3,565,540 at July 31, 2017.

+	Variable rate security. Interest rate is as of July 31, 2017.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,946,853 and differs from fair value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation:	$15,053,767
Unrealized Depreciation:	(683,377)
Net Unrealized Appreciation:	$14,370,390

Portfolio Composition * - (Unaudited)
China	18.3%	Hong Kong	5.1%
Taiwan	15.6%	Hungary	4.5%
Brazil	11.4%	South Africa	3.9%
South Korea	11.0%	Turkey	3.2%
Russia	6.5%	Other Countries	20.5%
		Total	100.0%

*	Based on total value of investments as of July 31, 2017.

Percentage may differ from Schedule of Investments which is based on Fund net assets.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2017

Security	Shares	Value
COMMON STOCK - 96.7%
AEROSPACE & DEFENSE - 0.9%
Aerojet Rocketdyne Holdings, Inc. *	13,838	$324,501

BANKS - 3.0%
FCB Financial Holdings, Inc. *	5,880	277,242
Home BancShares, Inc. ^	15,632	387,674
Pinnacle Financial Partners, Inc.	5,778	369,214
		1,034,130
BIOTECHNOLOGY - 1.3%
Exact Sciences Corp. * ^	4,675	181,390
Foundation Medicine, Inc. * ^	8,106	286,547
		467,937
BUILDING MATERIALS - 0.9%
Summit Materials, Inc. * ^	11,087	315,314

COMMERICAL SERVICES - 3.5%
Alarm.com Holdings, Inc. *	4,195	159,536
Care.com, Inc. *	19,665	285,732
HealthEquity, Inc. * ^	6,776	310,815
Herc Holdings, Inc. *	3,634	164,911
Quanta Services, Inc.	9,362	315,780
		1,236,774
COMPUTERS - 6.5%
Electronics For Imaging, Inc. * ^	3,274	159,051
KeyW Holding Corp. * ^	23,780	209,977
Kornit Digital Ltd. *	19,829	410,460
Lumentum Holdings, Inc. *	2,558	160,131
Mercury Systems, Inc. * ^	11,745	515,723
Nutanix, Inc. * ^	14,122	300,022
Virtusa Corp. *	4,789	158,755
Vocera Communications, Inc. *	13,520	368,690
		2,282,809
COSMETICS - 0.9%
elf Beauty, Inc. * ^	11,769	298,580

DISTRIBUTION/WHOLESALE - 0.9%
SiteOne Landscape Supply, Inc. * ^	6,239	327,548

DIVERSIFIED FINANCIAL SERVICES - 3.2%
Evercore Partners, Inc. ^	5,085	399,935
Moelis & Co.	9,840	402,456
WageWorks, Inc. * ^	4,727	308,200
		1,110,591
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Littelfuse, Inc. ^	2,157	388,648
Universal Display Corp.	1,391	167,755
		556,403
ELECTRONICS - 1.9%
ESCO Technologies, Inc.	5,246	323,678
Rogers Corp. *	2,791	329,254
		652,932
ENGINEERING & CONSTRUCTION - 5.3%
Dycom Industries, Inc. * ^	3,280	297,168
Granite Construction, Inc. ^	6,437	315,542
MasTec, Inc. *	7,610	351,582
NV5 Global, Inc. * ^	7,247	301,113
Primoris Services Corp.	12,055	300,411
TopBuild Corp. * ^	5,690	300,318
		1,866,134
ENTERTAINMENT - 2.0%
Red Rock Resorts, Inc.	12,524	299,324
Vail Resorts, Inc.	1,917	404,027
		703,351
Security	Shares	Value
FOOD - 1.3%
Bob Evans Farms, Inc.	4,337	$300,034
Hostess Brands, Inc. *	10,420	159,218
		459,252
HEALTHCARE-PRODUCTS - 7.6%
CryoLife, Inc. *	15,973	299,494
Integra LifeSciences Holdings Corp. *	6,418	318,718
iRhythm Technologies, Inc. *	8,392	347,093
K2M Group Holdings, Inc. * ^	12,586	306,217
Merit Medical Systems, Inc. *	8,112	332,592
Penumbra, Inc. *	4,079	333,050
Repligen Corp. * ^	9,144	368,229
West Pharmaceutical Services, Inc.	3,772	334,576
		2,639,969
HEALTHCARE-SERVICES - 1.0%
Tivity Health, Inc. * ^	8,783	348,246

HOME BUILDERS - 1.7%
Installed Building Products, Inc. *	5,528	297,406
TRI Pointe Group, Inc. * ^	22,065	293,465
		590,871
HOME FURNISHINGS - 0.5%
Ethan Allen Interiors, Inc.	5,105	163,615

INTERNET - 4.0%
Chegg, Inc. * ^	19,076	264,203
GrubHub, Inc. * ^	6,578	303,443
Okta, Inc. *	11,703	256,881
Trade Desk, Inc. *	5,994	319,540
Wix.com Ltd. *	4,178	257,783
		1,401,850
LEISURE TIME - 1.8%
Camping World Holdings, Inc.	9,662	308,798
Planet Fitness, Inc. ^	14,450	327,437
		636,235
LODGING - 0.9%
Boyd Gaming Corp. ^	12,170	304,980

MACHINERY-CONSTRUCTION/MINING - 1.1%
BWX Technologies, Inc.	7,269	382,931

MACHINERY-DIVERSIFIED - 1.1%
Welbilt, Inc. * ^	20,088	391,515

MISCELLANEOUS MANUFACTURING - 2.6%
Fabrinet * ^	7,024	316,150
John Bean Technologies Corp.	3,218	297,343
Raven Industries, Inc.	8,928	307,123
		920,616
OIL & GAS - 2.5%
Callon Petroleum Co. * ^	27,552	311,889
Matador Resources Co. * ^	13,973	338,985
Resolute Energy Corp. * ^	6,680	226,853
		877,727
PHARMACEUTICALS - 1.7%
Collegium Pharmaceutical, Inc. * ^	12,427	148,751
Dova Pharmaceuticals, Inc. *	6,695	123,858
Ignyta, Inc. *	32,789	311,495
		584,104

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2017

Security	Shares	Value
RETAIL - 3.3%
BMC Stock Holdings, Inc. *	19,217	$422,774
Ollie’s Bargain Outlet Holdings, Inc. * ^	3,860	172,542
PetIQ, Inc. *	10,522	244,952
Wingstop, Inc. * ^	10,346	310,483
		1,150,751
SAVINGS & LOANS - 0.9%
Sterling Bancorp.	13,120	303,072

SEMICONDUCTORS - 7.8%
Advanced Micro Devices, Inc. * ^	23,091	314,269
Brooks Automation, Inc.	12,311	302,358
MaxLinear, Inc. * ^	10,073	263,913
MKS Instruments, Inc.	1,887	157,848
Monolithic Power Systems, Inc.	3,219	329,368
Power Integrations, Inc. ^	3,974	280,763
Semtech Corp. *	8,719	345,272
Silicon Laboratories, Inc. * ^	5,298	397,880
Tower Semiconductor Ltd. *	12,357	323,136
		2,714,807
SOFTWARE - 15.6%
Box, Inc. * ^	16,823	317,114
Callidus Software, Inc. * ^	9,872	239,890
Cotiviti Holdings, Inc. *	3,774	162,471
Electronic Arts, Inc. * ^	4,687	547,160
Everbridge, Inc. * ^	11,940	282,381
Instructure, Inc. *	10,380	335,793
LivePerson, Inc. *	27,045	366,460
Medidata Solutions, Inc. * ^	4,104	315,228
New Relic, Inc. *	7,982	374,835
Pegasystems, Inc.	5,612	339,245
Red Hat, Inc. * ^	3,538	349,802
ServiceNow, Inc. * ^	3,819	421,809
Splunk, Inc. * ^	6,008	360,540
Take-Two Interactive Software, Inc. *	6,097	484,590
Talend SA *	6,299	238,291
Twilio, Inc. * ^	10,595	309,056
		5,444,665
Security	Shares	Value
TELECOMMUNICATIONS - 4.5%
Gigamon, Inc. * ^	8,383	$333,224
ORBCOMM, Inc. * ^	22,529	261,562
Quantenna Communications, Inc. * ^	11,377	229,929
Sierra Wireless, Inc. * ^	10,665	314,618
Silicom Ltd.	2,792	151,019
Vonage Holdings Corp. *	42,541	281,196
		1,571,548
TRANSPORTATION - 4.9%
Air Transport Services Group, Inc. * *	16,436	400,381
Marten Transport Ltd. ^	20,831	332254
Old Dominion Freight Line, Inc. ^	3,629	348,057
Saia, Inc. *	5,774	313817
Schneider National, Inc.	14,449	312,387
		1,706,896

TOTAL COMMON STOCK (Cost - $29,305,883)		33,770,654

SHORT-TERM INVESTMENT - 2.7%
MONEY MARKET FUND - 2.7%
Fidelity Institutional Money Market Funds -
Government Portfolio, 0.87% +	945,395	945,395
TOTAL SHORT-TERM INVESTMENT (Cost - $945,395)

COLLATERAL FOR SECURITIES LOANED - 33.9%
Mount Vernon Prime Portfolio, 1.32% + (Cost - $11,859,467)	11,859,467	11,859,467

TOTAL INVESTMENTS - 133.3% (Cost - $42,110,745)		$46,575,516
LIABILITIES LESS OTHER ASSETS - (33.3)%		(11,625,110)
NET ASSETS - 100.0%		$34,950,406

^	All or a portion of these securities are on loan. Total loaned securities had a value of $11,488,034 at July 31, 2017.

*	Non-Income producing security.

+	Variable rate security. Interest rate is as of July 31, 2017.

ADR - American Depositary Receipt.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $42,253,854 and differs from market value by net unrealized appreciation (depreciation) on securities as follows:

Unrealized Appreciation	$4,888,793
Unrealized Depreciation	(567,131)
Net Unrealized Appreciation	$4,321,662

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Funds
July 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – In determining each Fund’s Net Asset Value (“NAV”) per share, equity securities for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If no sale price is reported, the mean between the current bid and ask. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (the “Board”) (or its delegate). U.S. Government and agency securities are valued at the mean between the most recent bid and asked prices. Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by Dunham & Associates Investment Counsel, Inc. (“Dunham & Associates” or the “Adviser”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. If no sales are reported for the exchange-traded options, or the options are not exchange-traded, then they are valued at the mean of their most recent quoted bid and asked price.

Equity swaps are valued at the last reported sale price at the close of the exchange on which the underlying security is primarily traded. If no sale price is reported, the mean between the current bid and ask price or in the absence of a sale, at mean between current bid and cash price.

Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation, or in the absences of a last sale at the mean between the bid and ask price. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally, or in a particular country or countries, may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days, which are not business days in New York, and on which a Fund’s net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Securities in which the Funds invest may be traded in markets that close before 4:00 p.m. Eastern Time (“ET”). Normally, developments that occur between the close of the foreign markets and 4:00 p.m. ET will not be reflected in the Fund’s NAV. However, Funds may determine that such developments are so significant that they will materially affect the value of the Fund’s securities, and the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. ET. Equity securities issued by foreign companies are fair valued on a daily basis using prices received from an independent pricing service.

Securities for which current market quotations are not readily available, or for which quotations are not deemed to be representative of market values, are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2017

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Floating Rate Bond

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$181,804	$—	$—	$181,804
Exchange Traded Funds	1,324,877	—	—	1,324,877
Bank Loans *	—	129,028,830	—	129,028,830
Bonds & Notes *	—	8,023,524	—	8,023,524
Asset Backed Securities	—	578,993	—	578,993
Preferred Stock	189,500	—	—	189,500
Rights	11,827			11,827
Short-Term Investment	7,878,197	—	—	7,878,197
Collateral for Securities Loaned	1,661,308			1,661,308
Total Investments	$11,247,513	$137,631,347	$—	$148,878,860

Monthly Distribution

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$190,036,717	$—	$—	$190,036,717
Rights	275,948	—	—	275,948
Warrants	55,943	—	—	55,943
Closed-End Funds	12,736,320	—	—	12,736,320
Exchange Traded Funds	14,469,964	—	—	14,469,964
Preferred Stock *	1,632,173	—		1,632,173
Bonds & Notes *	—	884,183	—	884,183
Purchased Put Options	515,005	—	—	515,005
Short-Term Investments	61,485,731	—	—	61,485,731
Total Investments	$281,207,801	$884,183	$—	$282,091,984
Derivatives
Forward Currency Exchange Contracts	$—	$123,502	$—	$123,502
Total Derivatives	$—	$123,502	$—	$123,502
Liabilities
Securities Sold Short	$62,532,072	$—	$—	$62,532,072
Exchange Traded Funds Short	21,945,508	—	—	21,945,508
Total Investments	$84,477,580	$—	$—	$84,477,580
Derivatives
Written Options	$310,620	$—	$—	$310,620
Forward Currency Exchange Contracts	—	158,707	—	158,707
Total Derivatives	$310,620	$158,707	$—	$469,327

Corporate/Government Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$34,229,345	$—	$34,229,345
Foreign Government Bonds	—		—	—
Municipal	—	2,560,413	—	2,560,413
U.S. Government & Agency	—	17,450,994	—	17,450,994
Bank Loans	—	2,086,610	—	2,086,610
Preferred Stock *	325,620	—	—	325,620
Short-Term Investments	1,350,697	—	—	1,350,697
Collateral for Securities Loaned	6,998,800	—	—	6,998,800
Total Investments	$8,675,117	$56,327,362	$—	$65,002,479

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2017

Dynamic Macro

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,815,353	$—	$—	$19,815,353
Purchase Options	2,900,190	—	—	2,900,190
Short-Term Investments	18,811,604	—	—	18,811,604
Collateral for Securities Loaned	2,095,500	—	—	2,095,500
Total Investments	$43,622,647	$—	$—	$43,622,647
Derivatives
Futures	533,825	—	—	533,825
Written Put Future Option	14,010
Total Assets	$44,170,482	$—	$—	$44,156,472
Liability-Derivatives
Futures	$581,422	—	—	$581,422

High-Yield Bond

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes *	$—	$96,252,577	$—	$96,252,577
Short-Term Investment	4,920,630	—	—	4,920,630
Collateral for Securities Loaned	15,512,920	—	—	15,512,920
Total Investments	$20,433,550	$96,252,577	$—	$116,686,127

International Opportunity Bond

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes *	$—	$12,596,653	$—	$12,596,653
Foreign Government Bonds	—	16,700,061	—	16,700,061
Mortgage Backed Securities	—	57,728	—	57,728
Whole Loan Collateral		231,070		231,070
Short-Term Investments	367,139	—	—	367,139
Total Investments	$367,139	$29,585,512	$—	$29,952,651
Derivatives
Futures	$407,440	$—	$—	$407,440
Forward Currency Contracts	—	222,377	—	222,377
Total Derivatives	$407,440	$222,377	$—	$629,817
Total Assets	$774,579	$29,807,889	$—	$30,582,468
Liabilities-Derivatives
Futures	$101,895	$—	$—	$101,895
Forward Currency Contracts	—	417,072	—	417,072
Total Derivatives	$101,895	$417,072	$—	$518,967

Appreciation & Income

Assets	Level 1	Level 2	Level 3	Total
Convertible Bonds *	—	13,809,829	—	$13,809,829
Preferred Stock *	4,216,299		—	4,216,299
Short-Term Investment	625,595	—	—	625,595
Collateral for Securities Loaned	917,341	—	—	917,341
Total Investments	$5,759,235	$13,809,829	$—	$19,569,064

Alternative Dividend

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$28,266,093	$—	$—	$28,266,093
Exchange Traded Funds	7,016,262	—	—	7,016,262
Purchased Put Options	254,600	—	—	254,600
Short-Term Investments	2,669,136	—	—	2,669,136
	1,482,079	—	—	1,482,079
Total Investments	$39,688,170	$—	$—	$39,688,170

Large Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$66,028,396	$—	$—	$66,028,396
Short-Term Investments	1,214,434	—	—	1,214,434
Collateral for Securities Loaned	16,390,700	—	—	16,390,700
Total Investments	$83,633,530	$—	$—	$83,633,530

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2017

Focused Large Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$71,654,768	$—	$—	$71,654,768
Short-Term Investment	476,919	—	—	476,919
Collateral for Securities Loaned	22,054,309	—	—	22,054,309
Total Investments	$94,185,996	$—	$—	$94,185,996

International Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$19,528,365	$84,175,183	$—	$103,703,548
Exchange Traded Fund	534,360	—	—	534,360
Preferred Stock *	699,429	795,984	—	1,495,413
Short-Term Investments	172,914	—	—	172,914
Collateral for Securities Loaned	1,888,772	—	—	1,888,772
Total Investments	$22,823,840	$84,971,167	$—	$107,795,007
Liabilities - Derivatives
Forward Currency Exchange Contracts	$—	$44	$—	$44

Real Estate Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$594,458	$—	$—	$594,458
REITS *	36,509,925	—	—	36,509,925
Short-Term Investment	1,015,021	—	—	1,015,021
Collateral for Securities Loaned	12,376,190	—	—	12,376,190
Total Investments	$50,495,594	$—	$—	$50,495,594

Small Cap Value

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$27,214,902	$—	$—	$27,214,902
Exchange Traded Fund	1,024,260			1,024,260
Short-Term Investments	493,268	—	—	493,268
Collateral for Securities Loaned	9,554,878	—	—	9,554,878
Total Investments	$38,287,308	$—	$—	$38,287,308

Emerging Markets Stock

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$12,064,433	$47,474,850	$—	$59,539,283
Exchange Traded Funds	—	—	—	—
Preferred Stock	1,514,600	—	—	1,514,600
Short-Term Investments	492,836	—	—	492,836
Collateral for Securities Loaned	770,524	—	—	770,524
Total Investments	$14,842,393	$47,474,850	$—	$62,317,243

Small Cap Growth

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$33,770,654	$—	$—	$33,770,654
Short-Term Investment	945,395	—		945,395
Collateral for Securities Loaned	11,859,467	—		11,859,467
Total Investments	$46,575,516	$—	$—	$46,575,516

*	See each Fund’s Schedule of Investments for industry classification.

The Funds did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2017

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Options – Monthly Distribution and Dynamic Macro are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

A Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When a Fund writes an option, there is no taxable event and an amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund realizes a gain (or loss in the case of a closing purchase transaction where the cost to close the transaction exceeds the original premium received), and the liability related to the option is extinguished. Any such gain or loss generally is a short-term capital gain or loss for federal income tax purposes. If a call option that a Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that the Fund has written on an equity security is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option’s exercise value (number of shares times strike price).

A Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities.

Futures Contracts – International Opportunity Bond and Dynamic are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective. International Opportunity Bond may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to International Opportunity Bond since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines, the Fund will realize a gain.

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
Dunham Funds
July 31, 2017

Swap Agreements – Monthly Distribution is subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Funds as of July 31, 2017 categorized by risk exposure:

Unrealized Gain/(Loss) at 7/31/2017
Risk Exposure Category	Monthly Distribution	International Opportunity Bond	Dynamic Macro	International Stock
Commodity contracts	$—	$—	$—	$—
Equity contracts	103,645	—	171,609	—
Currency contracts	(35,205)	(194,695)	—	(44)
Interest rate contracts	—	—	103,178	—
Total	$68,440	$(194,695)	$274,787	$(44)

The notional value of the derivative instruments outstanding as of July 31, 2017 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above serve as indicators of the volume of derivative activity.

Securities Lending – The Funds have entered into a Securities Lending Agreement (“Agreement”) with the Bank. Each participating fund can lend their securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. Loans are collateralized at a value at least equal to 105% of the then current Market Value of any loaned security that are foreign, or 102% of the then current market value of any other loaned security. All interest and dividend payments received on securities which are held as collateral, provided that there is no material default, will be paid to the respective Fund. A portion of the income generated by the investment in the collateral, net of any rebates paid by the Bank to the borrowers is remitted to the Bank as lending agent and the remainder is paid to the Fund(s).

Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the Borrower fails to return them. Should the borrower of the securities fail financially, each Fund has the right to repurchase the securities using the collateral in the open market.

The amount shown in Schedule of Investments of the Funds presents financial instruments that are subject to enforceable netting arrangements as of July 31, 2017.

Underlying Investment in Other Investment Companies – Dynamic Macro and Small Cap Value currently invest a portion of their assets in SPDR S&P 500 ETF Trust and Mount Vernon Prime Portoflio, respectivley. Dynamic Macro may redeem its investment from SPDR S&P 500 ETF Trust Class and Small Cap Value may redeem its investment from Mount Vernon Prime Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of Dynamic Macro and Small Cap Value may be directly affected by the performance of the SPDR 500 ETF Trust and Mount Vernon Prime Portfolio, repsectively. The financial statements of the SPDR S&P 500 ETF Trust and Mount Vernon Prime Portfolio , including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of July 31, 2017 the percentage of Dynmaic Macro’s net assets invested in the SPDR S&P 500 ETF Trust was 25.2%. As of July 31, 2017 the percentage of Small Cap Value’s net assets invested in the Mount Vernon Prime Portfolio was 34.0%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/29/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

Jeffrey Dunham, Principal Executive Officer/President

Date 9/29/17

By (Signature and Title)

/s/Denise Iverson

Denise Iverson, Principal Financial Officer/Treasurer

Date 9/29/17